1933 Act Registration No. 2-74747
                                              1940 Act Registration No. 811-3313

   As filed with the Securities and Exchange Commission on November 29, 2002

                                    FORM N-1A

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

                Pre-Effective Amendment No. __                     | |
                Post-Effective Amendment No. 43                    |X|

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                   |X|

                                Amendment No. 43

                           FIRST AMERICAN FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                800 Nicollet Mall
                          Minneapolis, Minnesota 55402
               (Address of Principal Executive Offices) (Zip Code)

                                 (612) 303-1606
              (Registrant's Telephone Number, including Area Code)

                             Christopher O. Petersen
                               U.S. Bancorp Center
                          800 Nicollet Mall, BC-MN-H210
                          Minneapolis, Minnesota 55402
                     (Name and Address of Agent for Service)

It is proposed that this filing shall become effective (check appropriate box):

         | | immediately upon filing pursuant to paragraph (b) of Rule 485 |X| on (December 1, 2002) pursuant to paragraph (b) of Rule 485
         | | 60 days after filing pursuant to paragraph (a)(1) of Rule 485 | | on (date) pursuant to paragraph (a)(1) of Rule 485
         | | 75 days after filing pursuant to paragraph (a)(2) of Rule 485 | | on (date) pursuant to paragraph (a)(2) of Rule 485

[LOGO] FIRST AMERICAN FUNDS(TM)            DECEMBER 1, 2002



                                           PROSPECTUS

                                           FIRST AMERICAN FUNDS, INC.


                                           ASSET CLASS - MONEY MARKET FUNDS




                               MONEY MARKET
                                      FUNDS
       CLASS A, CLASS B, AND CLASS C SHARES



                                           GOVERNMENT OBLIGATIONS FUND
                                           OHIO TAX FREE OBLIGATIONS FUND
                                           PRIME OBLIGATIONS FUND
                                           TAX FREE OBLIGATIONS FUND
                                           TREASURY OBLIGATIONS FUND








                                           AS WITH ALL MUTUAL FUNDS, THE
                                           SECURITIES AND EXCHANGE COMMISSION
                                           HAS NOT APPROVED OR DISAPPROVED THE
                                           SHARES OF THESE FUNDS, OR DETERMINED
                                           IF THE INFORMATION IN THIS
                                           PROSPECTUS IS ACCURATE OR COMPLETE.
                                           ANY STATEMENT TO THE CONTRARY IS A
                                           CRIMINAL OFFENSE.

TABLE OF CONTENTS


FUND SUMMARIES
--------------------------------------------------------------------------------
  Government Obligations Fund                                                  2
--------------------------------------------------------------------------------
  Ohio Tax Free Obligations Fund                                               4
--------------------------------------------------------------------------------
  Prime Obligations Fund                                                       6
--------------------------------------------------------------------------------
  Tax Free Obligations Fund                                                    8
--------------------------------------------------------------------------------
  Treasury Obligations Fund                                                   10
--------------------------------------------------------------------------------
POLICIES & SERVICES
--------------------------------------------------------------------------------
  Buying Shares                                                               12
--------------------------------------------------------------------------------
  Selling Shares                                                              15
--------------------------------------------------------------------------------
  Managing Your Investment                                                    17
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
  Management                                                                  18
--------------------------------------------------------------------------------
  More About The Funds                                                        19
--------------------------------------------------------------------------------
  Financial Highlights                                                        20
--------------------------------------------------------------------------------
FOR MORE INFORMATION                                                  Back Cover

FUND SUMMARIES
INTRODUCTION

This section of the prospectus describes the objectives of certain First American Money Market Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUNDS, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE, OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.

                             1 PROSPECTUS - First American Money Market Funds
                                            Class A, Class B, and Class C Shares

FUND SUMMARIES
GOVERNMENT OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Government Obligations Fund seeks maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Government Obligations Fund invests exclusively in short-term U.S. government securities and repurchase agreements secured by U.S. government securities.

U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the "full faith and credit" of the United States government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund, or a securities lending agreement entered into by the fund, could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o By investing solely in U.S. government securities and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.


--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

                             2 PROSPECTUS - First American Money Market Funds
                                            Class A, Class B, and Class C Shares

FUND SUMMARIES
GOVERNMENT OBLIGATIONS FUND CONTINUED
--------------------------------------------------------------------------------
 FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1)

[BAR CHART]

4.45%   5.73%   3.47%
--------------------------------------------------------------------------------
1999    2000    2001

Best Quarter:
Quarter ending   December 31, 2000   1.48%

Worst Quarter:
Quarter ending   December 31, 2001   0.46%

AVERAGE ANNUAL TOTAL RETURNS             Inception                       Since
AS OF 12/31/01                                 Date      One Year    Inception
--------------------------------------------------------------------------------
Government Obligations Fund (Class A)       4/29/98         3.47%        4.60%
--------------------------------------------------------------------------------

(1) Total return for the period from 1/1/02 through 9/30/02 was 0.94%.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES                                                         CLASS A
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None
 ANNUAL MAINTENANCE FEE(1)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                           $50

ANNUAL FUND OPERATING EXPENSES(2) AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                          0.35%
 Distribution and Service (12b-1) Fees                                    0.25%
 Other Expenses                                                           0.21%
 Total Annual Fund Operating Expenses                                     0.81%
 Waiver of Fund Expenses(3)                                              (0.06)%
 NET EXPENSES(3)                                                          0.75%
--------------------------------------------------------------------------------

(1) The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services - Selling Shares, Accounts with Low Balances."

(2) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(3) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2003, so that Net Expenses do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2003, at the discretion of the service providers.

--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
   1 year                                                                   $ 77
   3 years                                                                  $253
   5 years                                                                  $444
  10 years                                                                  $996
--------------------------------------------------------------------------------

                             3 PROSPECTUS - First American Money Market Funds
                                            Class A, Class B, and Class C Shares

FUND SUMMARIES
OHIO TAX FREE OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Ohio Tax Free Obligations Fund seeks maximum current income that is exempt from federal income tax and Ohio state and municipal income tax to the extent consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Ohio Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal and Ohio state and municipal income tax, including the federal alternative minimum tax. The balance of the fund's total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. However, the fund currently does not intend to invest in these types of securities.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

o general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer.

o revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax.

o Because the fund invests primarily in municipal securities issued by the state of Ohio and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. See the Statement of Additional Information for details.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

                             4 PROSPECTUS - First American Money Market Funds
                                            Class A, Class B, and Class C Shares

FUND SUMMARIES
OHIO TAX FREE OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1,2)

[BAR CHART]

2.85%   2.69%   3.37%   2.07%
--------------------------------------------------------------------------------
1998    1999    2000    2001

Best Quarter:
Quarter ending   June 30, 2000       0.86%

Worst Quarter:
Quarter ending   December 31, 2001   0.30%


AVERAGE ANNUAL TOTAL RETURNS                 Inception                     Since
AS OF 12/31/01(2)                                 Date      One Year   Inception
--------------------------------------------------------------------------------
Ohio Tax Free Obligations Fund (Class A)       12/2/97         2.07%       2.76%
--------------------------------------------------------------------------------

(1) Total return for the period from 1/1/02 through 9/30/02 was 0.51%.

(2) On 9/26/01, the Ohio Tax Free Obligations Fund became the successor by merger to the Firstar Ohio Tax-Exempt Money Market Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/26/01 represents that of the Firstar Ohio Tax-Exempt Money Market Fund. The Firstar Ohio Tax-Exempt Money Market Fund was organized on 12/11/00 and, prior to that, was a separate series of Firstar Stellar Funds, Inc.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES                                                         CLASS A
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None
 ANNUAL MAINTENANCE FEE(1)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                           $50

ANNUAL FUND OPERATING EXPENSES(2) AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                          0.35%
 Distribution and Service (12b-1) Fees                                    0.25%
 Other Expenses                                                           0.37%
 Total Annual Fund Operating Expenses                                     0.97%
 Waiver of Fund Expenses(3)                                              (0.22)%
 NET EXPENSES(3)                                                          0.75%

(1) The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services - Selling Shares, Accounts with Low Balances."

(2) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(3) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2003, so that Net Expenses do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2003, at the discretion of the service providers.

--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
   1 year                                                                 $   77
   3 years                                                                $  287
   5 years                                                                $  515
  10 years                                                                $1,170
--------------------------------------------------------------------------------

                             5 PROSPECTUS - First American Money Market Funds
                                            Class A, Class B, and Class C Shares

FUND SUMMARIES
PRIME OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

o securities issued by the U.S. government or one of its agencies or instrumentalities.

o U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers' acceptances).

o   commercial paper.

o   non-convertible corporate debt securities.

o   loan participation interests.

o   repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks, and foreign corporations.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o Foreign securities in which the fund invests, although dollar-denominated, may present some additional risk. Political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

                             6 PROSPECTUS - First American Money Market Funds
                                            Class A, Class B, and Class C Shares

FUND SUMMARIES
PRIME OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1)

[BAR CHART]

4.97%   5.12%   5.04%   4.57%   5.79%   3.55%
--------------------------------------------------------------------------------
1996    1997    1998    1999    2000    2001

Best Quarter:
Quarter ending   December 31, 2000   1.49%

Worst Quarter:
Quarter ending   December 31, 2001   0.47%

AVERAGE ANNUAL TOTAL RETURNS         Inception                             Since
AS OF 12/31/01                            Date   One Year  Five Years  Inception
--------------------------------------------------------------------------------
Prime Obligations Fund (Class A)       1/21/95      3.55%       4.81%      4.93%
Prime Obligations Fund (Class B)       1/23/95      2.87%       4.10%      4.20%
Prime Obligations Fund (Class C)        2/1/99      2.85%         N/A      3.96%
--------------------------------------------------------------------------------

(1) Total return for the period from 1/1/02 through 9/30/02 was 0.95%.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

-----------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                      CLASS A        CLASS B           CLASS C
-----------------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                             None           None              None
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                    None           5.00%(1)          1.00%(1)
 ANNUAL MAINTENANCE FEE(2)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                    $    50         $   50            $   50

ANNUAL FUND OPERATING EXPENSES(3) AS A % OF AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------------------------------
 Management Fees                                                        0.35%           0.35%             0.35%
 Distribution and Service (12b-1) Fees                                  0.25%           1.00%             1.00%
 Other Expenses                                                         0.24%           0.16%             0.16%
 Total Annual Fund Operating Expenses                                   0.84%           1.51%             1.51%
 Waiver of Fund Expenses(4)                                            (0.03)%         (0.03)%           (0.03)%
 NET EXPENSES(4)                                                        0.81%           1.48%             1.48%
-----------------------------------------------------------------------------------------------------------------

(1) Class B and Class C shares generally are available only in exchange for Class B or Class C shares, respectively, of another First American fund. The contingent deferred sales charge imposed when you sell your Class B or Class C shares of Prime Obligations Fund will be based on the date you purchased shares of the original First American fund.

(2) The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services - Selling Shares, Accounts with Low Balances."

(3) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(4) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2003, so that Net Expenses do not exceed 0.81%, 1.48%, and 1.48%, respectively, for Class A, Class B, and Class C shares. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2003, at the discretion of the service providers.

--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                                                     CLASS B                                            CLASS C
                                           CLASS B               assuming no                   CLASS C              assuming no
                               assuming redemption                redemption       assuming redemption               redemption
                 CLASS A     at end of each period     at end of each period     at end of each period    at end of each period
-------------------------------------------------------------------------------------------------------------------------------
  1 year        $   83                      $  651                    $  151                    $  349                   $  249
  3 years       $  265                      $  874                    $  474                    $  569                   $  569
  5 years       $  463                      $1,021                    $  821                    $  913                   $  913
 10 years       $1,034                      $1,616                    $1,616                    $1,881                   $1,881
-------------------------------------------------------------------------------------------------------------------------------

                             7 PROSPECTUS - First American Money Market Funds
                                            Class A, Class B, and Class C Shares

FUND SUMMARIES
TAX FREE OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Tax Free Obligations Fund seeks maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

o general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer.

o revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

The balance of the fund's total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. However, the fund currently does not intend to invest in these types of securities.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

                             8 PROSPECTUS - First American Money Market Funds
                                            Class A, Class B, and Class C Shares

FUND SUMMARIES
TAX FREE OBLIGATIONS FUND CONTINUED
--------------------------------------------------------------------------------

FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1,2)

[BAR CHART]

2.65%   2.87%   2.85%   2.59%   3.46%   2.08%
--------------------------------------------------------------------------------
1996    1997    1998    1999    2000    2001

Best Quarter:
Quarter ending   June 30, 2000       0.92%

Worst Quarter:
Quarter ending   December 31, 2001   0.29%

AVERAGE ANNUAL TOTAL RETURNS        Inception                              Since
AS OF 12/31/01(2)                        Date   One Year   Five Years  Inception
--------------------------------------------------------------------------------
Tax Free Obligations Fund (Class A)    1/9/95      2.08%        2.77%      2.79%
--------------------------------------------------------------------------------

(1) Total return for the period from 1/1/02 through 9/30/02 was 0.56%.

(2) Performance prior to 11/25/97 is that of Qualivest Tax-Free Money Market
    Fund.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES                                                         CLASS A
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None
 ANNUAL MAINTENANCE FEE(1)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                       $    50

ANNUAL FUND OPERATING EXPENSES(2) AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                          0.35%
 Distribution and Service (12b-1) Fees                                    0.25%
 Other Expenses                                                           0.21%
 Total Annual Fund Operating Expenses                                     0.81%
 Waiver of Fund Expenses(3)                                              (0.06)%
 NET EXPENSES(3)                                                          0.75%

(1) The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services - Selling Shares, Accounts with Low Balances."

(2) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(3) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2003, so that Net Expenses do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2003, at the discretion of the service providers.

--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
   1 year                                                                   $ 77
   3 years                                                                  $253
   5 years                                                                  $444
  10 years                                                                  $996

                             9 PROSPECTUS - First American Money Market Funds
                                            Class A, Class B, and Class C Shares

FUND SUMMARIES
TREASURY OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Treasury Obligations Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o By investing solely in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

                            10 PROSPECTUS - First American Money Market Funds
                                            Class A, Class B, and Class C Shares

FUND SUMMARIES
TREASURY OBLIGATIONS FUND CONTINUED
--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1)

[BAR CHART]

4.84%   4.38%   5.60%   3.36%
--------------------------------------------------------------------------------
1998    1999    2000    2001

Best Quarter:
Quarter ending   December 31, 2000   1.47%

Worst Quarter:
Quarter ending   December 31, 2001   0.42%

AVERAGE ANNUAL TOTAL RETURNS              Inception                     Since
AS OF 12/31/01                                 Date     One Year    Inception
--------------------------------------------------------------------------------
Treasury Obligations Fund (Class A)         11/3/97        3.36%        4.56%
--------------------------------------------------------------------------------

(1) Total return for the period from 1/1/02 through 9/30/02 was 0.91%.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES                                                         CLASS A
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None
 ANNUAL MAINTENANCE FEE(1)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                       $    50

ANNUAL FUND OPERATING EXPENSES(2) AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                          0.35%
 Distribution and Service (12b-1) Fees                                    0.25%
 Other Expenses                                                           0.21%
 Total Annual Fund Operating Expenses                                     0.81%
 Waiver of Fund Expenses(3)                                              (0.06)%
 NET EXPENSES(3)                                                          0.75%
--------------------------------------------------------------------------------
(1) The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services - Selling Shares, Accounts with Low Balances."

(2) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(3) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2003, so that Net Expenses do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2003, at the discretion of the service providers.

--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
   1 year                                                                   $ 77
   3 years                                                                  $253
   5 years                                                                  $444
  10 years                                                                  $996

                            11 PROSPECTUS - First American Money Market Funds
                                            Class A, Class B, and Class C Shares

POLICIES & SERVICES
BUYING SHARES

--------------------------------------------------------------------------------
MULTIPLE CLASS INFORMATION

The funds offer seven different share classes, although not all funds offer every share class. This prospectus offers Class A, Class B, and Class C shares. As discussed below, only Prime Obligations Fund offers Class B and Class C shares. Class D, Class I, Class S, and Class Y shares are available through separate prospectuses. There are differences among the fees and expenses for each of the seven classes. These differences result from their separate arrangements for shareholder and distribution services, not from any difference in amounts charged by the investment advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs.

The following describes the features of each class:

CLASS A SHARES. Class A shares are offered at net asset value with no front-end or contingent deferred sales charge, but with an annual shareholder servicing (12b-1) fee of 0.25%.

CLASS B SHARES. Class B shares are only offered by Prime Obligations Fund and are available only in exchange for Class B shares of another First American fund, or in establishing a systematic exchange program that will be used to purchase Class B shares of other First American funds. See "Selling Shares - Systematic Exchange Program." Prime Obligations Fund Class B shares have no front-end sales charge, however they do have:

o higher annual expenses than Class A shares. See "Fund Summaries - Prime Obligations Fund, Fees and Expenses."

o a back-end sales charge, called a "contingent deferred sales charge," if you redeem your shares within six years of the date you purchased the original First American fund shares.

o automatic conversion to Class A shares eight years after purchase, thereby reducing future annual expenses.

CLASS C SHARES. Class C shares are only offered by Prime Obligations Fund and are available only in exchange for Class C shares of another First American fund, or in establishing a systematic exchange program that will be used to purchase Class C shares of other First American funds. See "Selling Shares - Systematic Exchange Program." Prime Obligations Fund Class C shares:

o are subject to a 1% contingent deferred sales charge if you redeem your shares within 18 months of the date you purchased the original First American fund shares.

o have higher annual expenses than Class A shares. See "Fund Summaries - Prime Obligations Fund, Fees and Expenses."

o   do not convert to Class A shares.

CLASS D SHARES. Class D shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class D shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing (12b-1) fee of 0.15%. Ohio Tax Free Obligations Fund does not offer Class D shares.

Class I Shares. Class I shares are only offered by Prime Obligations Fund and are available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class I shares are sold at net asset value, with no front-end or contingent deferred sales charge, and no annual shareholder servicing (12b-1) fee.

CLASS S SHARES. Class S shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class S shares are offered at net asset value with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.25%.

CLASS Y SHARES. Class Y shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class Y shares are sold at net asset value, with no front-end or contingent deferred sales charge, and no annual shareholder servicing (12b-1) fee.

--------------------------------------------------------------------------------
12b-1 FEES

Each fund has adopted a plan under Rule 12b-1 of the Investment Company Act that allows it to pay the fund's distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders.

For                                            12b-1 fees are equal to:
--------------------------------------------------------------------------------
Class A shares                                 0.25% of average daily net assets
Class B shares                                 1% of average daily net assets
Class C shares                                 1% of average daily net assets

Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Class A share 12b-1 fee is a shareholder servicing fee. For Class B and Class C shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee and 0.75% is a distribution fee.

The funds' distributor uses the shareholder servicing fee to compensate investment professionals, participating institutions, and "one-stop" mutual fund networks (institutions) for providing ongoing services to shareholder accounts. These institutions receive shareholder servicing fees equal to 0.25% of a fund's Class A, Class B, and Class C share average daily net assets attributable to shares sold through such institutions. The funds' distributor also pays institutions which sell Class C

                            12 PROSPECTUS - First American Money Market Funds
                                            Class A, Class B, and Class C Shares

POLICIES & SERVICES
BUYING SHARES CONTINUED

shares a 0.75% annual distribution fee beginning one year after the shares are sold. The funds' distributor retains the Class B share 0.75% annual distribution fee in order to finance costs associated with payment of the sales commission to institutions. The advisor or the distributor may pay additional fees to institutions out of their own assets in exchange for sales and/or administrative services performed on behalf of the institution's customers.

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central time) every day the exchange is open. As discussed below, your order must be received by the funds by 9:00 a.m. Central time for Ohio Tax Free Obligations Fund, by 11:30 a.m. Central time for Tax Free Obligations Fund, and by 3:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund, in order for shares to be priced at that day's NAV.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the funds are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument's maturity, rather than looking at actual changes in the market value of the instrument. Each fund's net asset value is normally expected to be $1 per share.

CLASS A SHARES. Your purchase price for Class A shares is their net asset value. You pay no front-end or back-end sales charge.

CLASS B SHARES. Prime Obligations Fund Class B shares are available only in exchange for Class B shares of another First American fund, or in establishing a systematic exchange program that will be used to purchase Class B shares of other First American funds. See "Selling Shares - Systematic Exchange Program."

Your purchase price for Class B shares is their net asset value - there is no front-end sales charge. However, if you redeem your shares within six years of the date you purchased the original First American fund shares, you will pay a back-end sales charge, called a contingent deferred sales charge (CDSC). Although you pay no front-end sales charge when you buy Class B shares, the funds' distributor pays a sales commission of 4.25% of the amount invested to investment professionals and financial institutions which sell Class B shares. The funds' distributor receives any CDSC imposed when you sell your Class B shares.

Your CDSC will be based on the value of your original First American fund shares when they were purchased or on the value of the Prime Obligations Fund Class B shares at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

Year since purchase of original                               CDSC as a % of the
First American fund shares                                  value of your shares
--------------------------------------------------------------------------------
First                                                                         5%
Second                                                                        5%
Third                                                                         4%
Fourth                                                                        3%
Fifth                                                                         2%
Sixth                                                                         1%
Seventh                                                                       0%
Eighth                                                                        0%

Your Class B shares and any related shares acquired by reinvesting your dividend or capital gain distributions will automatically convert to Class A shares eight years after the beginning of the month in which you purchased the shares.

The CDSC will be waived for:

o redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.

o redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 701|M/2.

o redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. During the first year, the 12% annual limit will be based on the value of your account on the date the plan is established. Thereafter, it will be based on the value of your account on the preceding December 31.

o   redemptions required as a result of over contribution to an IRA plan.

CLASS C SHARES. Prime Obligations Fund Class C shares are available only in exchange for Class C shares of another First American fund, or in establishing a systematic exchange program that will be used to purchase Class C shares of other First American funds. See "Selling Shares - Systematic Exchange Program." When you purchase Prime Obligations Fund Class C shares in order to establish a systematic exchange program, you do not pay a sales charge. However, when you exchange these shares for Class C shares of another First American fund, you pay a front-end sales charge equal to 1% of the purchase price (1.01% of the net amount invested). The funds' distributor pays a sales commission of 1.00% of the amount you invested to investment professionals and financial institutions which sell Class C shares. You pay no front-end sales charge when you exchange other First American fund Class C shares for Prime Obligations Fund Class C shares. However, if you redeem your shares within 18 months of the date you purchased the original First American fund shares, you will

                            13 PROSPECTUS - First American Money Market Funds
                                            Class A, Class B, and Class C Shares

POLICIES & SERVICES
BUYING SHARES CONTINUED

be assessed a contingent deferred sales charge (CDSC) of 1% of the value of the original First American fund shares at the time of purchase or the Prime Obligations Fund Class C shares at the time of sale, whichever is less. The CDSC does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

The distributor receives any CDSC imposed when you sell your Class C shares.

The CDSC for Class C shares will be waived in the same circumstances as the Class B share CDSC. See "Class B Shares" above.

Unlike Class B shares, Class C shares do not convert to Class A shares after a specified period of time. Therefore, your shares will continue to have higher annual expenses than Class A shares.

--------------------------------------------------------------------------------
HOW TO BUY SHARES

You may become a shareholder in any of the funds with an initial investment of $1,000 or more ($500 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). The funds have the right to waive these minimum investment requirements for employees of the funds' advisor and its affiliates. The funds also have the right to reject any purchase order.

You may buy shares on any day when the New York Stock Exchange (NYSE) is open. However, purchases of shares may be restricted in the event of an early or unscheduled close of the NYSE. Your shares will be priced at the net asset value determined on the day your purchase order is processed. To make sure that your order is accepted, follow the directions for purchasing shares given below.

The funds will accept purchase orders, even if the NYSE is closed, on those days on which Federal reserve banks are open, the primary trading markets for the funds' portfolio instruments are open, and the funds' management believes there is an adequate market to meet purchase requests. The funds will not accept exchanges from other funds unless the NYSE is open.

BY PHONE. You may purchase shares by calling your investment professional or financial institution, if they have a sales agreement with the funds' distributor. In order for shares to be purchased at that day's price, your investment professional or financial institution must transmit orders to the funds by 9:00 a.m. Central time for Ohio Tax Free Obligations Fund, by 11:30 a.m. Central time for Tax Free Obligations Fund, and by 3:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund. Your investment professional or financial institution will specify the time by which they must receive your purchase order to assure same day processing.

Some financial institutions may charge a fee for helping you purchase shares. Contact your investment professional or financial institution for more information.

If you are paying by wire, you may purchase shares by calling Investor Services at 800 677-FUND before 9:00 a.m. Central time for Ohio Tax Free Obligations Fund, before 11:30 a.m. Central time for Tax Free Obligations Fund, and before 3:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund. All information will be taken over the telephone, and your order will be placed when the funds' custodian receives payment by wire. Wire federal funds as follows:

U.S. BANK NATIONAL ASSOCIATION
ABA NUMBER: 0420-00013
ACCOUNT NUMBER: 112-952-137
CREDIT TO: FIRST AMERICAN (NAME OF FUND, INVESTOR NAME, AND
           INVESTOR ACCOUNT #)

BY MAIL. To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:

FIRST AMERICAN FUNDS
P.O. BOX 3011
MILWAUKEE, WI 53201-3011

OVERNIGHT EXPRESS MAIL MAY BE SENT TO:

FIRST AMERICAN FUNDS
615 EAST MICHIGAN STREET
MILWAUKEE, WI 53202

After you have established an account, you may purchase shares by mailing your check to First American Funds at the same address.

Please note the following:

o all purchases must be drawn on a bank located within the United States and payable in U.S. dollars to First American Funds.

o third-party checks, credit cards, credit card checks, and cash may not be accepted.

o if a check does not clear your bank, the funds reserve the right to cancel the purchase, and you could be liable for any losses or fees incurred.

--------------------------------------------------------------------------------
INVESTING AUTOMATICALLY

To purchase shares as part of a savings discipline, you may add to your investment on a regular basis by having $100 or more ($25 for retirement plans and Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts) automatically withdrawn from your bank account on a periodic basis and invested in fund shares. You may apply for participation in this program through your investment professional or financial institution or by calling Investor Services at 800 677-FUND.

                            14 PROSPECTUS - First American Money Market Funds
                                            Class A, Class B, and Class C Shares

POLICIES & SERVICES
SELLING SHARES

--------------------------------------------------------------------------------
HOW TO SELL SHARES

You may sell your shares on any day when the New York Stock Exchange (NYSE) is open. However, redemption of shares may be restricted in the event of an early or unscheduled close of the NYSE. Your shares will be sold at the net asset value determined on the day your redemption is processed, less any applicable contingent deferred sales charge. To make sure that your order is accepted, follow the directions for selling shares given below.

The funds will accept redemption orders, even if the NYSE is closed, on those days on which Federal reserve banks are open, the primary trading markets for the funds' portfolio instruments are open and the funds' management believes there is adequate liquidity to meet redemption requests. The funds will not accept exchanges from other funds unless the NYSE is open.

The proceeds from your sale normally will be mailed or wired within one day, but in no event more than seven days, after your request is received in proper form.

BY PHONE. If you purchased shares through an investment professional or financial institution, simply call them to sell your shares. Your investment professional or financial institution must transmit redemption requests to the funds by 9:00 a.m. Central time for Ohio Tax Free Obligations Fund, by 11:30 a.m. Central time for Tax Free Obligations Fund, and by 3:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund, in order for redemptions to be processed on that day. Your investment professional or financial institution will specify the time by which they must receive your redemption request to assure same day processing. Contact your investment professional or financial institution directly for more information.

If you did not purchase shares through an investment professional or financial institution, you may sell your shares by calling Investor Services at 800 677-FUND before 9:00 a.m. Central time for Ohio Tax Free Obligations Fund, before 11:30 a.m. Central time for Tax Free Obligations Fund, and before 3:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund. Calls received after these times will be processed the following business day. Proceeds can be wired to your bank account (if the proceeds are at least $1,000 and you have previously supplied your bank account information to the fund) or sent to you by check. The funds reserve the right to limit telephone redemptions to $50,000 per day.

If you recently purchased your shares by check or through the Automated Clearing House (ACH), proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 15 calendar days from the date of purchase.

BY MAIL. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address:

FIRST AMERICAN FUNDS
P.O. BOX 3011
MILWAUKEE, WI 53201-3011

OVERNIGHT EXPRESS MAIL MAY BE SENT TO:

FIRST AMERICAN FUNDS
615 EAST MICHIGAN STREET
MILWAUKEE, WI 53202

Your request should include the following information:

o   name of the fund.

o   account number.

o   dollar amount or number of shares redeemed.

o   name on the account.

o   signatures of all registered account owners.

Signatures on a written request must be guaranteed if:

o you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record.

o you would like the check mailed to an address other than the address on the funds' records.

o   your redemption request is for $50,000 or more.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability.

Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.

BY CHECKING ACCOUNT.   Check writing privileges are available for Class A
shares. You may sign up for check writing privileges when you complete a new account form, or by calling your investment professional, financial institution, or the funds. With a fund checking account, you may redeem shares simply by writing a check for $100 or more. Call Investor Services at 800 677-FUND for more information.

Please note that you may not use a check to close your account.

--------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWALS

If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. To set up systematic withdrawals, contact your investment professional or financial institution.

It may not be in your best interest to make systematic withdrawals of Class B or Class C shares, since these withdrawals may be subject to a CDSC.

--------------------------------------------------------------------------------
ACCOUNTS WITH LOW BALANCES

If your account balance falls below $500 as a result of selling or exchanging shares, the fund reserves the right to either:

o   deduct a $50 annual account maintenance fee, or

o close your account and send you the proceeds, less any applicable contingent deferred sales charge.

Before taking any action, however, the fund will send you written notice of the action it intends to take and give you 30 days to re-establish a minimum account balance of $500.

                            15 PROSPECTUS - First American Money Market Funds
                                            Class A, Class B, and Class C Shares

POLICIES & SERVICES
SELLING SHARES CONTINUED

--------------------------------------------------------------------------------
SYSTEMATIC EXCHANGE PROGRAM

You may make automatic monthly exchanges of your Class A, Class B, or Class C shares for the same class of shares of another First American fund. Investing a fixed dollar amount at regular intervals, sometimes referred to as "dollar cost averaging," may have the effect of reducing the average cost per share of the fund acquired.

To set up a systematic exchange program, you initially purchase an amount of Class A, Class B, or Class C shares equal to the total amount that you wish to invest in the other First American fund. On a monthly basis, the dollar amount of Class A, Class B, or Class C shares that you specify will then be exchanged for shares of the other First American fund within the same class. Exchanges of Class A and Class C shares will be subject to the applicable sales charge imposed by the First American fund into which you are exchanging. You may wish to execute a letter of intent in connection with a Class A share systematic exchange program. (A letter of intent indicates a non-binding intent to purchase $50,000 or more of First American fund Class A shares over a 13-month period, which lowers your sales charge. See the prospectus of the First American fund into which you plan to exchange for more information.) Exchanges of Prime Obligations Fund Class B or Class C shares will not be subject to a CDSC. See "Exchanging Shares," below. However, if you redeem the Prime Obligations Fund Class B or Class C shares in your account, rather than exchange them, they will be subject to a CDSC.

You may set up a systematic exchange program through your investment professional or financial institution, or by calling Investor Services at 800 677-FUND.

--------------------------------------------------------------------------------
EXCHANGING SHARES

Exchanges may be made only on days when the New York Stock Exchange is open.

If your investment goals or your financial needs change, you may move from one First American fund to another First American fund. There is no fee to exchange shares.

You may exchange your shares only for shares of the same class of the other First American fund. Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your Class A or Class C shares for another First American fund of the same class, you will have to pay the sales charge imposed by the fund, unless your money market fund shares were originally issued in exchange for shares of a First American fund that had a sales charge. When you exchange your Class B or Class C shares for Class B or Class C shares of another First American fund, the time you held the shares of the "old" fund will be added to the time you hold the shares of the "new" fund for purposes of determining your CDSC or, in the case of Class B shares, calculating when your shares convert to Class A shares.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

BY PHONE. You may exchange shares by calling your investment professional, your financial institution, or the funds, provided that both funds have identical shareholder registrations. To request an exchange through the funds, call Investor Services at 800 677-FUND. Your instructions must be received by the funds before 9:00 a.m. Central time for Ohio Tax Free Obligations Fund, before 11:30 a.m. Central time for Tax Free Obligations Fund and before 3:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund, or by an earlier time specified by your investment professional or financial institution, in order for shares to be exchanged the same day.

BY MAIL. To exchange shares by written request, please follow the procedures under "Selling Shares." Be sure to include the names of both funds involved in the exchange.

--------------------------------------------------------------------------------
TELEPHONE TRANSACTIONS

You may buy, sell, or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this option on an existing account, please call Investor Services at 800 677-FUND to request the appropriate form.

The funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations.

It may be difficult to reach the funds by telephone during periods of unusual market activity. If you are unable to reach the funds or their agents by telephone, please consider sending written instructions.

                            16 PROSPECTUS - First American Money Market Funds
                                            Class A, Class B, and Class C Shares

POLICIES & SERVICES
MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

STATEMENTS AND CONFIRMATIONS. Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each non-systematic purchase or sale of fund shares. Generally, a fund does not send statements for funds held in a brokerage account.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared daily and paid monthly. You will receive dividends starting on the day on which you paid for your shares. You will not receive a dividend for the day on which proceeds are distributed from a requested sale of shares.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares at the current NAV.

--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

For Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund, dividends you receive from the funds are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. You should consult your tax advisor for more information.

Tax Free Obligations Fund and Ohio Tax Free Obligations Fund intend to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal tax. However, although they have no current intention of doing so, each fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the federal alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax.

OHIO INCOME TAXATION. Dividends paid by the Ohio Tax Free Obligations Fund will be exempt from Ohio income taxes for individuals, estates, and trusts, and will not be included in the "net income" of corporations for purposes of the Ohio corporate franchise tax, to the extent they are derived from interest on Ohio municipal obligations.

                            17 PROSPECTUS - First American Money Market Funds
                                            Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION
MANAGEMENT

U.S. Bancorp Asset Management, Inc., is the funds' investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2002, U.S. Bancorp Asset Management and its affiliates had more than $111 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds' business and investment activities, subject to the authority of the funds' board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services. The table below reflects investment advisory fees paid to the investment advisor, after taking into account any fee waivers, for the funds' most recently completed fiscal year.
                                                                    Advisory fee
                                                                       as a % of
                                                                   average daily
                                                                      net assets
--------------------------------------------------------------------------------
GOVERNMENT OBLIGATIONS FUND                                                0.29%
OHIO TAX FREE OBLIGATIONS FUND                                             0.13%
PRIME OBLIGATIONS FUND                                                     0.32%
TAX FREE OBLIGATIONS FUND                                                  0.29%
TREASURY OBLIGATIONS FUND                                                  0.29%
--------------------------------------------------------------------------------

DIRECT CORRESPONDENCE TO:
FIRST AMERICAN FUNDS
P.O. BOX 1330
MINNEAPOLIS, MN 55440-1330

INVESTMENT ADVISOR
U.S. BANCORP ASSET MANAGEMENT, INC.
800 NICOLLET MALL
MINNEAPOLIS, MN 55402

DISTRIBUTOR
QUASAR DISTRIBUTORS, LLC
615 E. MICHIGAN STREET
MILWAUKEE, WI 53202

ADDITIONAL COMPENSATION

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds' investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

ADMINISTRATION SERVICES. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees, on an annual basis of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc., and First American Insurance Portfolios, Inc., and up to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and shareholder accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

DISTRIBUTION SERVICES. Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the funds and receives distribution and shareholder servicing fees and out of pocket expenses incurred while providing distribution and other sub-administrative services for the funds.

SECURITIES LENDING SERVICES. In connection with lending its portfolio securities, Government Obligations Fund pays fees to U.S. Bancorp Asset Management which are equal to 25% of the fund's income from these securities lending transactions. The fund also pays an administrative fee of 0.025% based on total securities on loan.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bancorp Asset Management, U.S. Bank or their broker-dealer affiliates, U.S. Bancorp Investments, Inc., and U.S. Bancorp Piper Jaffray Inc., those entities may receive shareholder servicing fees from the funds' distributor.

PORTFOLIO MANAGEMENT

The funds are managed by a team of persons associated with U.S. Bancorp Asset Management.

                            18 PROSPECTUS - First American Money Market Funds
                                            Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

In addition to the securities specified in the "Fund Summaries" section, each fund may invest in other money market funds that invest in the same types of securities as the respective fund, including money market funds advised by the funds' investment advisor.

--------------------------------------------------------------------------------
INVESTMENT APPROACH

Each fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that each fund's investments mature within 397 days from the date of purchase, and that the average maturity of each fund's investments (on a dollar-weighted basis) be 90 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds' investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds' advisor to present minimal credit risks.

When selecting securities for the funds, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities. The portfolio managers look for value while adhering to the credit and other restrictions on money market funds.

--------------------------------------------------------------------------------
INVESTMENT RISKS

The main risks of investing in the funds are summarized in the "Fund Summaries" section.

--------------------------------------------------------------------------------
ADDITIONAL RISKS OF GOVERNMENT OBLIGATIONS FUND

RISKS OF SECURITIES LENDING
When Government Obligations Fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the fund enters into loan arrangements only with institutions which the fund's advisor has determined are creditworthy under guidelines established by the fund's board of directors.

                            19 PROSPECTUS - First American Money Market Funds
                                            Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Class A shares of each fund and the Class B and Class C shares of Prime Obligations Fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's operations. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, excluding sales charges and assuming you reinvested all of your dividends and distributions.

The information for the fiscal years ended September 30, 2002, September 30, 2001, September 30, 2000, and September 30, 1999, for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, and Treasury Obligations Fund, has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request. The information for the fiscal periods ended on or before September 30, 1998, has been audited by other auditors.

The information for Ohio Tax Free Obligations Fund for the fiscal periods ended September 30, 2002, and September 30, 2001, has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The information for the fiscal periods ended on or before October 31, 2000, has been audited by other auditors.

GOVERNMENT OBLIGATIONS FUND

                                                                               Fiscal year ended September 30,
CLASS A SHARES                                                   2002          2001          2000          1999          1998(1)
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                           $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                               ---------     ---------     ---------     ---------     ---------
Net Investment Income                                               0.01          0.04          0.05          0.04          0.02
Dividends (from net investment income)                             (0.01)        (0.04)        (0.05)        (0.04)        (0.02)
                                                               ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period                                 $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                               =========     =========     =========     =========     =========
Total Return(2)                                                     1.41%         4.53%         5.43%         4.36%         2.10%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                $ 528,343     $ 490,164     $ 470,587     $ 435,227     $ 325,024
Ratio of Expenses to Average Net Assets                             0.75%         0.75%         0.76%         0.75%         0.70%
Ratio of Net Investment Income to Average Net Assets                1.39%         4.41%         5.29%         4.28%         4.93%
Ratio of Expenses to Average Net Assets (excluding waivers)         0.81%         0.81%         0.82%         0.82%         0.76%
Ratio of Net Income (Loss) to Average Net Assets
  (excluding waivers)                                               1.33%         4.35%         5.23%         4.21%         4.87%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Commenced operations on April 29, 1998. All ratios for the period have been annualized, except total return.

(2) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                            20 PROSPECTUS - First American Money Market Funds
                                            Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS CONTINUED

OHIO TAX FREE OBLIGATIONS FUND(1)

                                               Fiscal year          Fiscal period           Fiscal period        Fiscal year ended
                                                  ended                 ended                  ended                November 30,
CLASS A SHARES                              September 30, 2002     September 30, 2001(2)   October 31, 2000(3)    1999      1998(4)
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period        $             1.00     $             1.00     $             1.00    $   1.00   $   1.00
                                            ------------------     ------------------     ------------------    --------   --------
Net Investment Income                                     0.01                   0.02                   0.03        0.03       0.03
Dividends (from net investment income)                   (0.01)                 (0.02)                 (0.03)      (0.03)     (0.03)
                                            ------------------     ------------------     ------------------    --------   --------
Net Asset Value, End of Period              $             1.00     $             1.00     $             1.00    $   1.00   $   1.00
                                            ==================     ==================     ==================    ========   ========
Total Return(5)                                           0.82%                  2.33%                  3.29%       2.67%      2.85%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)             $              358     $            1,094     $           68,482    $ 64,475   $ 57,614
Ratio of Expenses to Average Net Assets                   0.75%                  0.80%                  0.77%       0.58%      0.69%
Ratio of Net Investment Income to Average
 Net Assets                                               0.85%                  3.45%                  3.22%       2.64%      2.81%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                      0.97%                  1.00%                  0.97%       1.09%      1.29%
Ratio of Net Investment Income to
 Average Net Assets (excluding waivers)                   0.63%                  3.25%                  3.02%       2.13%      2.21%
-----------------------------------------------------------------------------------------------------------------------------------

(1) The financial highlights for the Ohio Tax Free Obligations Fund include the historical financial highlights of the Firstar Ohio Tax-Exempt Money Market Fund Class A. The assets of the Firstar Ohio Tax-Exempt Money Market Fund were acquired by Ohio Tax Free Obligations Fund on September 26, 2001. In connection with such acquisition, Class A shares of the Firstar Ohio Tax-Exempt Money Market Fund were exchanged for Class A shares of the Ohio Tax Free Obligations Fund.

(2) For the period November 1, 2000 to September 30, 2001. All ratios for the period have been annualized, except total return. The Fund's fiscal year end changed from October 31 to September 30, effective September 30, 2001.

(3) For the period December 1, 1999 to October 31, 2000. All ratios for the period have been annualized, except total return. The Fund's fiscal year end changed from November 30 to October 31, effective October 31, 2000.

(4)Commenced operations on December 2, 1997. All ratios for the period have been annualized, except total return.

(5)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

PRIME OBLIGATIONS FUND

                                                                                Fiscal year ended September 30,
CLASS A SHARES                                                  2002           2001           2000           1999           1998
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                         $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                             ----------     ----------     ----------     ----------     ----------
Net Investment Income                                              0.01           0.05           0.05           0.04           0.05
Dividends (from net investment income)                            (0.01)         (0.05)         (0.05)         (0.04)         (0.05)
                                                             ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period                               $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                             ==========     ==========     ==========     ==========     ==========
Total Return(1)                                                    1.43%          4.61%          5.52%          4.51%          5.15%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                              $5,728,745     $5,784,153     $4,614,094     $4,170,881     $3,699,197
Ratio of Expenses to Average Net Assets                            0.81%          0.83%          0.82%          0.80%          0.70%
Ratio of Net Investment Income to Average Net Assets               1.42%          4.46%          5.40%          4.42%          5.00%
Ratio of Expenses to Average Net Assets (excluding waivers)        0.84%          0.85%          0.86%          0.87%          0.79%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                               1.39%          4.44%          5.36%          4.35%          4.91%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                            21 PROSPECTUS - First American Money Market Funds
                                            Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS CONTINUED

PRIME OBLIGATIONS FUND (CONTINUED)

                                                                             Fiscal year ended September 30,
CLASS B SHARES                                                  2002         2001         2000         1999         1998
--------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                          $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                              --------     --------     --------     --------     --------
Net Investment Income                                             0.01         0.04         0.05         0.04         0.04
Dividends (from net investment income)                           (0.01)       (0.04)       (0.05)       (0.04)       (0.04)
                                                              --------     --------     --------     --------     --------
Net Asset Value, End of Period                                $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                              ========     ========     ========     ========     ========
Total Return(1)                                                   0.75%        3.92%        4.85%        3.85%        4.37%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                               $ 10,350     $  7,393     $  4,009     $  4,007     $  2,397
Ratio of Expenses to Average Net Assets                           1.48%        1.48%        1.47%        1.45%        1.45%
Ratio of Net Investment Income to Average Net Assets              0.73%        3.74%        4.72%        3.78%        4.29%
Ratio of Expenses to Average Net Assets (excluding waivers)       1.51%        1.51%        1.51%        1.51%        1.53%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                              0.70%        3.71%        4.68%        3.72%        4.21%
--------------------------------------------------------------------------------------------------------------------------

(1) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                                                                    Fiscal year ended September 30,
CLASS C SHARES                                                               2002         2001         2000         1999(1)
--------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                       $   1.00     $   1.00     $   1.00     $   1.00
                                                                           --------     --------     --------     --------
Net Investment Income                                                          0.01         0.04         0.05         0.02
Dividends (from net investment income)                                        (0.01)       (0.04)       (0.05)       (0.02)
                                                                           --------     --------     --------     --------
Net Asset Value, End of Period                                             $   1.00     $   1.00     $   1.00     $   1.00
                                                                           ========     ========     ========     ========
Total Return(2)                                                                0.75%        3.90%        4.85%        2.47%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                            $  2,958     $  2,163     $    371     $    341
Ratio of Expenses to Average Net Assets                                        1.48%        1.49%        1.46%        1.45%
Ratio of Net Investment Income to Average Net Assets                           0.71%        3.66%        4.63%        3.75%
Ratio of Expenses to Average Net Assets (excluding waivers)                    1.51%        1.51%        1.51%        1.51%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)       0.68%        3.64%        4.58%        3.69%
--------------------------------------------------------------------------------------------------------------------------

(1) Commenced operations on February 1, 1999. All ratios for the period have been annualized, except total return.

(2) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                            22 PROSPECTUS - First American Money Market Funds
                                            Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS CONTINUED

TAX FREE OBLIGATIONS FUND(1)

                                                           Fiscal year ended September 30,
CLASS A SHARES                                     2002          2001          2000          1999
---------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period            $    1.00     $    1.00     $    1.00     $    1.00
                                                ---------     ---------     ---------     ---------
Net Investment Income                                0.01          0.03          0.03          0.03
Dividends (from net investment income)              (0.01)        (0.03)        (0.03)        (0.03)
                                                ---------     ---------     ---------     ---------
Net Asset Value, End of Period                  $    1.00     $    1.00     $    1.00     $    1.00
                                                =========     =========     =========     =========
Total Return(4)                                      0.85%         2.72%         3.28%         2.51%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                 $ 406,204     $ 497,631     $ 286,449     $ 268,626
Ratio of Expenses to Average Net Assets              0.75%         0.74%         0.75%         0.74%
Ratio of Net Investment Income to Average Net
 Assets                                              0.85%         2.63%         3.23%         2.47%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                 0.81%         0.80%         0.81%         0.82%
Ratio of Net Investment Income to Average Net
 Assets (excluding waivers)                          0.79%         2.57%         3.17%         2.39%
---------------------------------------------------------------------------------------------------

[WIDE TABLE CONTINUED FROM ABOVE]

                                                  Fiscal period         Fiscal period
                                                      ended                 ended
CLASS A SHARES                                 September 30, 1998(2)  November 30, 1997(3)
------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period            $             1.00     $             1.00
                                                ------------------     ------------------
Net Investment Income                                         0.02                   0.01
Dividends (from net investment income)                       (0.02)                 (0.01)
                                                ------------------     ------------------
Net Asset Value, End of Period                  $             1.00     $             1.00
                                                ==================     ==================
Total Return(4)                                               2.45%                  0.96%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                 $          247,154     $           28,662
Ratio of Expenses to Average Net Assets                       0.70%                  0.89%
Ratio of Net Investment Income to Average Net
 Assets                                                       2.84%                  2.83%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                          0.83%                  1.23%
Ratio of Net Investment Income to Average Net
 Assets (excluding waivers)                                   2.71%                  2.49%
------------------------------------------------------------------------------------------

(1) The financial highlights for the Tax Free Obligations Fund include the historical financial highlights of the Qualivest Tax-Free Money Market Fund Class A shares. The assets of the Qualivest Tax-Free Money Market Fund were acquired by the Tax Free Obligations Fund on November 25, 1997. In connection with such acquisition, Class A shares of the Qualivest Tax-Free Money Market Fund were exchanged for Class A shares of the Tax Free Obligations Fund.

(2) For the period December 1, 1997 to September 30, 1998. All ratios for the period have been annualized, except total return. The Fund's fiscal year end changed from November 30 to September 30, effective September 30, 1998.

(3) For the period August 1, 1997 to November 30, 1997. All ratios for the period have been annualized, except total return. The Fund's fiscal year end changed from July 31 to November 30, effective November 30, 1997.

(4)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


TREASURY OBLIGATIONS FUND

                                                                               Fiscal year ended September 30,
CLASS A SHARES                                                  2002          2001          2000          1999          1998(1)
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                          $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                              ---------     ---------     ---------     ---------     ---------
Net Investment Income                                              0.01          0.04          0.05          0.04          0.05
Dividends (from net investment income)                            (0.01)        (0.04)        (0.05)        (0.04)        (0.05)
                                                              ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period                                $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                              =========     =========     =========     =========     =========
Total Return(2)                                                    1.34%         4.44%         5.27%         4.31%         4.54%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                               $ 230,541     $ 132,245     $  30,506     $  23,496     $ 101,749
Ratio of Expenses to Average Net Assets                            0.75%         0.70%         0.70%         0.70%         0.70%
Ratio of Net Investment Income to Average Net Assets               1.29%         4.00%         5.16%         4.24%         4.88%
Ratio of Expenses to Average Net Assets (excluding waivers)        0.81%         0.76%         0.76%         0.76%         0.76%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                               1.23%         3.94%         5.10%         4.18%         4.82%
-------------------------------------------------------------------------------------------------------------------------------

(1) Commenced operations on November 3, 1997. All ratios for the period have been annualized, except total return.

(2) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                            23 PROSPECTUS - First American Money Market Funds
                                            Class A, Class B, and Class C Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports, and on the First American funds' Internet Web site.

--------------------------------------------------------------------------------
FIRST AMERICAN FUNDS WEB SITE

Information about the First American funds may be viewed on the funds' Internet Web site at http://www.firstamericanfunds.com.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

PROMMR  12/02

SEC file number:  811-05309

[LOGO] FIRST AMERICAN FUNDS (TM)

[LOGO] FIRST AMERICAN FUNDS(TM)            DECEMBER 1, 2002



                                           PROSPECTUS

                                           FIRST AMERICAN FUNDS, INC.


                                           ASSET CLASS - MONEY MARKET FUNDS




                               MONEY MARKET
                                      FUNDS
                             CLASS D SHARES



                                           GOVERNMENT OBLIGATIONS FUND
                                           PRIME OBLIGATIONS FUND
                                           TAX FREE OBLIGATIONS FUND
                                           TREASURY OBLIGATIONS FUND








                                           AS WITH ALL MUTUAL FUNDS, THE
                                           SECURITIES AND EXCHANGE COMMISSION
                                           HAS NOT APPROVED OR DISAPPROVED THE
                                           SHARES OF THESE FUNDS, OR DETERMINED
                                           IF THE INFORMATION IN THIS
                                           PROSPECTUS IS ACCURATE OR COMPLETE.
                                           ANY STATEMENT TO THE CONTRARY IS A
                                           CRIMINAL OFFENSE.

TABLE OF CONTENTS


FUND SUMMARIES
--------------------------------------------------------------------------------
  Government Obligations Fund                                                  2
--------------------------------------------------------------------------------
  Prime Obligations Fund                                                       4
--------------------------------------------------------------------------------
  Tax Free Obligations Fund                                                    6
--------------------------------------------------------------------------------
  Treasury Obligations Fund                                                    8
--------------------------------------------------------------------------------
POLICIES & SERVICES
--------------------------------------------------------------------------------
  Buying and Selling Shares                                                   10
--------------------------------------------------------------------------------
  Managing Your Investment                                                    12
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
  Management                                                                  13
--------------------------------------------------------------------------------
  More About The Funds                                                        14
--------------------------------------------------------------------------------
  Financial Highlights                                                        15
--------------------------------------------------------------------------------
FOR MORE INFORMATION                                                  Back Cover
--------------------------------------------------------------------------------

FUND SUMMARIES
INTRODUCTION

This section of the prospectus describes the objectives of the First American Money Market Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUNDS, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE, OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.

                                1 PROSPECTUS - First American Money Market Funds
                                               Class D Shares

F
UND SUMMARIES
GOVERNMENT OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Government Obligations Fund seeks maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Government Obligations Fund invests exclusively in short-term U.S. government securities and repurchase agreements secured by U.S. government securities.

U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the "full faith and credit" of the United States government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund, or a securities lending agreement entered into by the fund, could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o By investing solely in U.S. government securities and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

                                2 PROSPECTUS - First American Money Market Funds
                                               Class D Shares

FUND SUMMARIES
GOVERNMENT OBLIGATIONS FUND CONTINUED
--------------------------------------------------------------------------------

FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

4.97%   5.10%   4.99%   4.61%   5.90%   3.63%
--------------------------------------------------------------------------------
1996    1997    1998    1999    2000    2001

Best Quarter:
Quarter ending   December 31, 2000   1.52%

Worst Quarter:
Quarter ending   December 31, 2001   0.50%

AVERAGE ANNUAL TOTAL RETURNS    Inception                                  Since
AS OF 12/31/01                       Date      One Year   Five Years   Inception
--------------------------------------------------------------------------------
Government Obligations Fund       1/21/95         3.63%         4.84%      4.96%
--------------------------------------------------------------------------------

(1) Total return for the period from 1/1/02 through 9/30/02 was 1.06%.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES(1) as a % of average net assets
--------------------------------------------------------------------------------
 Management Fees                                                          0.35%
 Distribution and Service (12b-1) Fees                                    0.15%
 Other Expenses                                                           0.16%
 Total Annual Fund Operating Expenses                                     0.66%
 Waiver of Fund Expenses(2)                                              (0.06)%
 NET EXPENSES(2)                                                          0.60%
--------------------------------------------------------------------------------

(1) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2003, so that Net Expenses do not exceed 0.60%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2003, at the discretion of the service providers.

--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
   1 year                                                                   $ 61
   3 years                                                                  $205
   5 years                                                                  $362
  10 years                                                                  $817
--------------------------------------------------------------------------------

                                3 PROSPECTUS - First American Money Market Funds
                                               Class D Shares

FUND SUMMARIES
PRIME OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

o securities issued by the U.S. government or one of its agencies or instrumentalities.

o U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers' acceptances).

o   commercial paper.

o   non-convertible corporate debt securities.

o   loan participation interests.

o   repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks, and foreign corporations.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o Foreign securities in which the fund invests, although dollar-denominated, may present some additional risk. Political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

                                4 PROSPECTUS - First American Money Market Funds
                                               Class D Shares

FUND SUMMARIES
PRIME OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

5.08%   5.23%   5.17%   4.80%   6.00%   3.75%
--------------------------------------------------------------------------------
1996    1997    1998    1999    2000    2001

Best Quarter:
Quarter ending   September 30, 2000   1.55%

Worst Quarter:
Quarter ending   December 31, 2001    0.52%

AVERAGE ANNUAL TOTAL RETURNS  Inception                                    Since
AS OF 12/31/01                     Date      One Year    Five Years    Inception
--------------------------------------------------------------------------------
Prime Obligations Fund          1/24/95         3.75%         4.99%        5.09%
--------------------------------------------------------------------------------

(1) Total return for the period from 1/1/02 through 9/30/02 was 1.08%.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES(1) AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                          0.35%
 Distribution and Service (12b-1) Fees                                    0.15%
 Other Expenses                                                           0.16%
 Total Annual Fund Operating Expenses                                     0.66%
 Waiver of Fund Expenses(2)                                              (0.03)%
 NET EXPENSES(2)                                                          0.63%
--------------------------------------------------------------------------------

(1) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2003, so that Net Expenses do not exceed 0.63%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2003, at the discretion of the service providers.

--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
   1 year                                                                   $ 64
   3 years                                                                  $208
   5 years                                                                  $365
  10 years                                                                  $820
--------------------------------------------------------------------------------

                                5 PROSPECTUS - First American Money Market Funds
                                               Class D Shares

FUND SUMMARIES
TAX FREE OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Tax Free Obligations Fund seeks maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

o general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer.

o revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

The balance of the fund's total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. However, the fund currently does not intend to invest in these types of securities.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax.


--------------------------------------------------------------------------------
Fund Performance

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

                                6 PROSPECTUS - First American Money Market Funds
                                               Class D Shares

FUND SUMMARIES
TAX FREE OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

2.95%   2.74%   3.61%   2.22%
--------------------------------------------------------------------------------
1998    1999    2000    2001

Best Quarter:
Quarter ending   December 31, 2000   0.95%

Worst Quarter:
Quarter ending   December 31, 2001   0.32%

AVERAGE ANNUAL TOTAL RETURNS      Inception                     Since
AS OF 12/31/01                         Date      One Year   Inception
--------------------------------------------------------------------------------
Tax Free Obligations Fund          11/26/97         2.22%        2.89%
--------------------------------------------------------------------------------

(1) Total return for the period from 1/1/02 through 9/30/02 was 0.68%.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES(1) AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                          0.35%
 Distribution and Service (12b-1) Fees                                    0.15%
 Other Expenses                                                           0.16%
 Total Annual Fund Operating Expenses                                     0.66%
 Waiver of Fund Expenses(2)                                              (0.06)%
 NET EXPENSES(2)                                                          0.60%
--------------------------------------------------------------------------------

(1) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2003, so that Net Expenses do not exceed 0.60%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2003, at the discretion of the service providers.

--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
   1 year                                                                   $ 61
   3 years                                                                  $205
   5 years                                                                  $362
  10 years                                                                  $817
--------------------------------------------------------------------------------

                                7 PROSPECTUS - First American Money Market Funds
                                               Class D Shares

FUND SUMMARIES
TREASURY OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Treasury Obligations Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o By investing solely in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

                                8 PROSPECTUS - First American Money Market Funds
                                               Class D Shares

FUND SUMMARIES
TREASURY OBLIGATIONS FUND CONTINUED
--------------------------------------------------------------------------------

FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

3.62%   5.41%   4.89%   5.04%   4.94%   4.48%   5.70%   3.48%
--------------------------------------------------------------------------------
1994    1995    1996    1997    1998    1999    2000    2001

Best Quarter:
Quarter ending   December 31, 2000   1.49%

Worst Quarter:
Quarter ending   December 31, 2001   0.46%


AVERAGE ANNUAL TOTAL RETURNS  Inception                                    Since
AS OF 12/31/01                     Date     One Year     Five Years    Inception
--------------------------------------------------------------------------------
Treasury Obligations Fund       10/4/93        3.48%          4.72%        4.63%
--------------------------------------------------------------------------------

(1) Total return for the period from 1/1/02 through 9/30/02 was 1.02%.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES(1) AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                          0.35%
 Distribution and Service (12b-1) Fees                                    0.15%
 Other Expenses                                                           0.16%
 Total Annual Fund Operating Expenses                                     0.66%
 Waiver of Fund Expenses(2)                                              (0.06)%
 NET EXPENSES(2)                                                          0.60%
--------------------------------------------------------------------------------

(1) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2003, so that Net Expenses do not exceed 0.60%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2003, at the discretion of the service providers.

--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
   1 year                                                                   $ 61
   3 years                                                                  $205
   5 years                                                                  $362
  10 years                                                                  $817
--------------------------------------------------------------------------------

                                9 PROSPECTUS - First American Money Market Funds
                                               Class D Shares

POLICIES & SERVICES
BUYING AND SELLING SHARES

--------------------------------------------------------------------------------
MULTIPLE CLASS INFORMATION

The funds offer seven different share classes, although not all funds offer every share class. The funds in this prospectus offer Class D shares. Class A, Class B, Class C, Class I, Class S, and Class Y shares are available through separate prospectuses. There are differences among the fees and expenses for each of the seven classes. These differences result from their separate arrangements for shareholder and distribution services, not from any difference in amounts charged by the investment advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs.

The following describes the features of each class:

CLASS A SHARES. Class A shares are offered at net asset value with no front-end or contingent deferred sales charge, but with an annual shareholder servicing (12b-1) fee of 0.25%.

CLASS B SHARES. Class B shares are only offered by Prime Obligations Fund and are available only in exchange for Class B shares of another First American fund, or in establishing a systematic exchange program that will be used to purchase Class B shares of other First American funds. Prime Obligations Fund Class B shares have no front-end sales charge, however they do have:

o   higher annual expenses than Class A shares.

o a back-end sales charge, called a "contingent deferred sales charge," if you redeem your shares within six years of the date you purchased the original First American fund shares.

o automatic conversion to Class A shares eight years after purchase, thereby reducing future annual expenses.

CLASS C SHARES. Class C shares are only offered by Prime Obligations Fund and are available only in exchange for Class C shares of another First American fund, or in establishing a systematic exchange program that will be used to purchase Class C shares of other First American funds. Prime Obligations Fund Class C shares:

o are subject to a 1% contingent deferred sales charge if you redeem your shares within 18 months of the date you purchased the original First American fund shares.

o   have higher annual expenses than Class A shares.

o   do not convert to Class A shares.

CLASS D SHARES. Class D shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class D shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing (12b-1) fee of 0.15%. Ohio Tax Free Obligations Fund does not offer Class D shares.

CLASS I SHARES. Class I shares are only offered by Prime Obligations Fund and are available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class I shares are sold at net asset value, with no front-end or contingent deferred sales charge, and no annual shareholder servicing (12b-1) fee.

CLASS S SHARES. Class S shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class S shares are offered at net asset value with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.25%.

CLASS Y SHARES. Class Y shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class Y shares are sold at net asset value, with no front-end or contingent deferred sales charge, and no annual shareholder servicing (12b-1) fee.

--------------------------------------------------------------------------------
12b-1 FEES

Each fund has adopted a plan under rule 12b-1 of the Investment Company Act that allows it to pay the fund's distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders. Each fund pays a Rule 12b-1 shareholder servicing fee equal to 0.15% of its average daily net assets.

Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The funds' distributor uses the shareholder servicing fee to compensate brokers, participating institutions, and "one-stop" mutual fund networks for providing ongoing services to shareholder accounts. These institutions receive annual fees equal to 0.15% of a fund's Class D share average daily net assets attributable to shares sold through such institutions. The advisor, the funds, or the distributor may pay additional fees to institutions out of their own assets in exchange for sales and/or administrative services performed on behalf of the institution's customers.

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central time) every day the exchange is open. As discussed below, your order must be received by the funds by 11:30 a.m. Central time for Tax Free Obligations Fund, and by 3:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund, in order for shares to be priced at that day's NAV.

                               10 PROSPECTUS - First American Money Market Funds
                                               Class D Shares

POLICIES & SERVICES
BUYING AND SELLING SHARES CONTINUED

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the funds are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument's maturity, rather than looking at actual changes in the market value of the instrument. Each fund's net asset value is normally expected to be $1 per share.

--------------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES

You may purchase or sell shares by calling your financial institution. Shares may be purchased and sold on any day when the New York Stock Exchange (NYSE) is open. Purchases and sales of shares may also be restricted in the event of an early or unscheduled close of the NYSE.

The funds will accept purchase and sale orders, even if the NYSE is closed, on those days on which Federal reserve banks are open, the primary trading markets for the funds' portfolio instruments are open, and the funds' management believes there is adequate liquidity to meet redemption requests and/or an adequate market to meet purchase requests. The funds will not accept exchanges from other funds unless the NYSE is open.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Wire federal funds as follows:

U.S. BANK NATIONAL ASSOCIATION
ABA NUMBER: 0420-00013
ACCOUNT NUMBER: 112-952-137
CREDIT TO: FIRST AMERICAN (NAME OF FUND, INVESTOR NAME, AND
           INVESTOR ACCOUNT #)

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased or sold at that day's price, the funds must receive purchase orders or redemption requests by 11:30 a.m. Central time for Tax Free Obligations Fund, and by 3:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund. It is the responsibility of your financial institution to promptly transmit orders to the funds. In addition, a purchase order will be effective on the day given only if the funds' custodian receives payment by wire before the close of business.

If the fund receives a redemption request by the time specified above, payment will generally be made the same day by transfer of federal funds. Otherwise, payment will generally be made on the next business day.

--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES

Exchanges may be made only on days when the New York Stock Exchange is open.

If you are no longer eligible to hold Class D shares, for example, if you decide to discontinue your fiduciary, agency, or custodian account, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class D shares.

To exchange your shares, call your financial insitution. In order for your shares to be exchanged the same day, you must call your finanical institution by the time specified by the institution and your exchange order must be received by the funds by 11:30 a.m. Central time for Tax Free Obligations Fund, and by 3:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund. It is the responsibility of your financial institution to promptly transmit your exchange order to the fund. Before exchanging into any fund, be sure to read its prospectus carefully. The fund may change or cancel its exchange policies at any time. You will be notified of any changes. The fund has the right to limit exchanges to four times per year.

                               11 PROSPECTUS - First American Money Market Funds
                                               Class D Shares

POLICIES & SERVICES
MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

STATEMENTS AND CONFIRMATIONS. Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, a fund does not send statements to individuals who have their shares held in an omnibus account.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared daily and paid monthly. You will receive dividends starting on the day on which you paid for your shares. You will not receive a dividend for the day on which proceeds are distributed from a requested sale of shares.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares at the current NAV.

--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

For Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund, dividends you receive from the funds are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. You should consult your tax advisor for more information.

Tax Free Obligations Fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal tax. However, although it has no current intention of doing so, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the federal alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax.

                               12 PROSPECTUS - First American Money Market Funds
                                               Class D Shares

ADDITIONAL INFORMATION
MANAGEMENT

U.S. Bancorp Asset Management, Inc., is the funds' investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2002, U.S. Bancorp Asset Management and its affiliates had more than $111 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds' business and investment activities, subject to the authority of the funds' board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services. The table below reflects investment advisory fees paid to the investment advisor, after taking into account any fee waivers, for the funds' most recently completed fiscal year.

                                                                    Advisory fee
                                                                       as a % of
                                                                   average daily
                                                                      net assets
--------------------------------------------------------------------------------
GOVERNMENT OBLIGATIONS FUND                                                0.29%
PRIME OBLIGATIONS FUND                                                     0.32%
TAX FREE OBLIGATIONS FUND                                                  0.29%
TREASURY OBLIGATIONS FUND                                                  0.29%
--------------------------------------------------------------------------------

DIRECT CORRESPONDENCE TO:
FIRST AMERICAN FUNDS
P.O. BOX 1330
MINNEAPOLIS, MN 55440-1330

INVESTMENT ADVISOR
U.S. BANCORP ASSET MANAGEMENT, INC.
800 NICOLLET MALL
MINNEAPOLIS, MN 55402

DISTRIBUTOR
QUASAR DISTRIBUTORS, LLC
615 E. MICHIGAN STREET
MILWAUKEE, WI 53202

ADDITIONAL COMPENSATION

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds' investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

ADMINISTRATION SERVICES. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees, on an annual basis of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc., and First American Insurance Portfolios, Inc., and up to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and shareholder accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

DISTRIBUTION SERVICES. Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the funds and receives shareholder servicing fees and out of pocket expenses incurred while providing distribution and other sub-administrative services for the funds.

SECURITIES LENDING SERVICES. In connection with lending its portfolio securities, Government Obligations Fund pays fees to U.S. Bancorp Asset Management which are equal to 25% of the fund's income from these securities lending transactions. The fund also pays an administrative fee of 0.025% based on total securities on loan.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bancorp Asset Management, U.S. Bank or their broker-dealer affiliates, U.S. Bancorp Investments, Inc., and U.S. Bancorp Piper Jaffray Inc., those entities may receive shareholder servicing fees from the funds' distributor.

PORTFOLIO MANAGEMENT

The funds are managed by a team of persons associated with U.S. Bancorp Asset Management.

                               13 PROSPECTUS - First American Money Market Funds
                                               Class D Shares

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

In addition to the securities specified in the "Fund Summaries" section, each fund may invest in other money market funds that invest in the same types of securities as the respective fund, including money market funds advised by the funds' investment advisor.

--------------------------------------------------------------------------------
INVESTMENT APPROACH

Each fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that each fund's investments mature within 397 days from the date of purchase, and that the average maturity of each fund's investments (on a dollar-weighted basis) be 90 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds' investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds' advisor to present minimal credit risks.

When selecting securities for the funds, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities. The portfolio managers look for value while adhering to the credit and other restrictions on money market funds.

--------------------------------------------------------------------------------
INVESTMENT RISKS

The main risks of investing in the funds are summarized in the "Fund Summaries" section.

--------------------------------------------------------------------------------
ADDITIONAL RISKS OF GOVERNMENT OBLIGATIONS FUND

RISKS OF SECURITIES LENDING

When Government Obligations Fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the fund enters into loan arrangements only with institutions which the fund's advisor has determined are creditworthy under guidelines established by the fund's board of directors.

                               14 PROSPECTUS - First American Money Market Funds
                                               Class D Shares

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Class D shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

The information for the fiscal years ended September 30, 2002, September 30, 2001, September 30, 2000, and September 30, 1999, has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request. The information for the fiscal periods ended on or before September 30, 1998, has been audited by other auditors.

GOVERNMENT OBLIGATIONS FUND

                                                                              Fiscal year ended September 30,
                                                                2002          2001          2000          1999          1998
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                          $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                              ---------     ---------     ---------     ---------     ---------
Net Investment Income                                              0.02          0.05          0.06          0.04          0.05
Dividends (from net investment income)                            (0.02)        (0.05)        (0.06)        (0.04)        (0.05)
                                                              ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period                                $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                              =========     =========     =========     =========     =========
Total Return(1)                                                    1.56%         4.68%         5.59%         4.52%         5.15%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                               $ 428,307     $ 609,315     $ 472,078     $ 439,287     $ 384,143
Ratio of Expenses to Average Net Assets                            0.60%         0.60%         0.60%         0.60%         0.60%
Ratio of Net Investment Income to Average Net Assets               1.57%         4.51%         5.47%         4.44%         5.03%
Ratio of Expenses to Average Net Assets (excluding waivers)        0.66%         0.66%         0.66%         0.67%         0.67%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                               1.51%         4.45%         5.41%         4.37%         4.96%
-------------------------------------------------------------------------------------------------------------------------------

(1) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

PRIME OBLIGATIONS FUND

                                                                               Fiscal year ended September 30,
                                                                 2002          2001          2000          1999          1998
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                          $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                              ---------     ---------     ---------     ---------     ---------
Net Investment Income                                              0.02          0.05          0.06          0.05          0.05
Dividends (from net investment income)                            (0.02)        (0.05)        (0.06)        (0.05)        (0.05)
                                                              ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period                                $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                              =========     =========     =========     =========     =========
Total Return(1)                                                    1.61%         4.81%         5.74%         4.73%         5.26%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                               $ 623,431     $ 738,871     $ 515,806     $ 426,004     $ 233,675
Ratio of Expenses to Average Net Assets                            0.63%         0.63%         0.62%         0.60%         0.60%
Ratio of Net Investment Income to Average Net Assets               1.61%         4.55%         5.62%         4.62%         5.13%
Ratio of Expenses to Average Net Assets (excluding waivers)        0.66%         0.65%         0.66%         0.66%         0.68%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                               1.58%         4.53%         5.58%         4.56%         5.05%
-------------------------------------------------------------------------------------------------------------------------------

(1) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                               15 PROSPECTUS - First American Money Market Funds
                                               Class D Shares

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS CONTINUED

TAX FREE OBLIGATIONS FUND

                                                         Fiscal year ended September 30,
                                                    1999        2002        2001        2000
----------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period               $  1.00     $  1.00     $  1.00     $  1.00
                                                   -------     -------     -------     -------
Net Investment Income                                 0.01        0.03        0.03        0.03
Dividends (from net investment income)               (0.01)      (0.03)      (0.03)      (0.03)
                                                   -------     -------     -------     -------
Net Asset Value, End of Period                     $  1.00     $  1.00     $  1.00     $  1.00
                                                   =======     =======     =======     =======
Total Return(2)                                       1.01%       2.86%       3.43%       2.66%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                    $20,952     $32,615     $24,112     $33,464
Ratio of Expenses to Average Net Assets               0.60%       0.60%       0.60%       0.60%
Ratio of Net Investment Income to Average Net
 Assets                                               1.03%       2.84%       3.36%       2.62%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                  0.66%       0.66%       0.66%       0.67%
Ratio of Net Investment Income (Loss) to Average
 Net Assets (excluding waivers)                       0.97%       2.78%       3.30%       2.55%
----------------------------------------------------------------------------------------------

[WIDE TABLE CONTINUED FROM ABOVE]

                                                      Fiscal period          Fiscal year
                                                          ended                 ended
                                                  September 30, 1998(1)  November 30, 1997(2)
--------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period               $             1.00     $             1.00
                                                   ------------------     ------------------
Net Investment Income                                            0.03                    --
Dividends (from net investment income)                          (0.03)                   --
                                                   ------------------     ------------------
Net Asset Value, End of Period                     $             1.00     $             1.00
                                                   ==================     ==================
Total Return(2)                                                  2.51%                  0.04%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                    $           30,095     $                1
Ratio of Expenses to Average Net Assets                          0.60%                  0.60%
Ratio of Net Investment Income to Average Net
 Assets                                                          3.02%                  3.20%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                             0.73%                  9.07%
Ratio of Net Investment Income (Loss) to Average
 Net Assets (excluding waivers)                                  2.89%                 (5.27)%
--------------------------------------------------------------------------------------------

(1) For the period December 1, 1997 to September 30, 1998. All ratios for the period have been annualized, except total return. The Fund's fiscal year end changed from November 30 to September 30, effective September 30, 1998.

(2) Commenced operations on November 26, 1997. All ratios for the period have been annualized, except total return.

(3) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

TREASURY OBLIGATIONS FUND

                                                                               Fiscal year ended September 30,
                                                                2002          2001          2000          1999          1998
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                          $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                              ---------     ---------     ---------     ---------     ---------
Net Investment Income                                              0.02          0.05          0.05          0.04          0.05
Dividends (from net investment income)                            (0.02)        (0.05)        (0.05)        (0.04)        (0.05)
                                                              ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period                                $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                              =========     =========     =========     =========     =========
Total Return(1)                                                    1.49%         4.54%         5.37%         4.41%         5.10%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                              $5,155,284    $3,996,702    $3,252,551    $3,852,189    $3,854,933
Ratio of Expenses to Average Net Assets                            0.60%         0.60%         0.60%         0.60%         0.60%
Ratio of Net Investment Income to Average Net Assets               1.48%         4.40%         5.23%         4.32%         4.98%
Ratio of Expenses to Average Net Assets (excluding waivers)        0.66%         0.66%         0.66%         0.66%         0.66%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                               1.42%         4.34%         5.17%         4.26%         4.92%
-------------------------------------------------------------------------------------------------------------------------------

(1) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                               16 PROSPECTUS - First American Money Market Funds
                                               Class D Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports, and on the First American funds' Internet Web site.

--------------------------------------------------------------------------------
FIRST AMERICAN FUNDS WEB SITE

Information about the First American funds may be viewed on the funds' Internet Web site at http://www.firstamericanfunds.com.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

PROMMD  12/02

SEC file number:  811-05309

[LOGO] FIRST AMERICAN FUNDS(TM)

[LOGO] FIRST AMERICAN FUNDS(TM)            DECEMBER 1, 2002



                                           PROSPECTUS

                                           FIRST AMERICAN FUNDS, INC.


                                           ASSET CLASS - MONEY MARKET FUNDS




                               MONEY MARKET
                                      FUNDS
                             CLASS I SHARES




                                           PRIME OBLIGATIONS FUND








                                           AS WITH ALL MUTUAL FUNDS, THE
                                           SECURITIES AND EXCHANGE COMMISSION
                                           HAS NOT APPROVED OR DISAPPROVED THE
                                           SHARES OF THESE FUNDS, OR DETERMINED
                                           IF THE INFORMATION IN THIS
                                           PROSPECTUS IS ACCURATE OR COMPLETE.
                                           ANY STATEMENT TO THE CONTRARY IS A
                                           CRIMINAL OFFENSE.

TABLE OF CONTENTS

FUND SUMMARY
--------------------------------------------------------------------------------
  Prime Obligations Fund                                                       2
--------------------------------------------------------------------------------
POLICIES & SERVICES
--------------------------------------------------------------------------------
  Buying and Selling Shares                                                    4
--------------------------------------------------------------------------------
  Managing Your Investment                                                     6
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
  Management                                                                   7
--------------------------------------------------------------------------------
  More About The Fund                                                          8
--------------------------------------------------------------------------------
  Financial Highlights                                                         9
--------------------------------------------------------------------------------
FOR MORE INFORMATION                                                  Back Cover
--------------------------------------------------------------------------------

FUND SUMMARY
INTRODUCTION

This section of the prospectus describes the objective of the First American Prime Obligations Fund, summarizes the main investment strategies used by the fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the fund.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUND, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE, OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.

                                1 PROSPECTUS - First American Money Market Funds
                                               Class I Shares

FUND SUMMARY
PRIME OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

o securities issued by the U.S. government or one of its agencies or instrumentalities.

o U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers' acceptances).

o   commercial paper.

o   non-convertible corporate debt securities.

o   loan participation interests.

o   repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks, and foreign corporations.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o Foreign securities in which the fund invests, although dollar-denominated, may present some additional risk. Political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Because Class I shares have not been offered for a full calendar year, information in the chart and the table is for the fund's Class A shares, which are offered through another prospectus. Class I and Class A shares are invested in the same portfolio of securities, but Class I share returns will be higher because the shares have lower operating expenses.

                                2 PROSPECTUS - First American Money Market Funds
                                               Class I Shares

FUND SUMMARY
PRIME OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1)

[BAR CHART]

4.97%   5.12%   5.04%   4.57%   5.79%   3.55%
--------------------------------------------------------------------------------
1996    1997    1998    1999    2000    2001

Best Quarter:
Quarter ending   December 31, 2000   1.49%

Worst Quarter:
Quarter ending   December 31, 2001   0.47%

AVERAGE ANNUAL TOTAL RETURNS         Inception                             Since
AS OF 12/31/01                            Date   One Year  Five Years  Inception
--------------------------------------------------------------------------------
Prime Obligations Fund (Class A)       1/21/95      3.55%       4.81%      4.93%
--------------------------------------------------------------------------------

(1) Total return for the period from 1/1/02 through 9/30/02 for Class A shares and Class I shares was 0.95% and 1.26%, respectively.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES(1) AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                          0.35%
 Distribution and Service (12b-1) Fees                                    None
 Other Expenses                                                           0.08%
 Total Annual Fund Operating Expenses                                     0.43%
 Waiver of Fund Expenses(2)                                              (0.03)%
 NET EXPENSES(2)                                                          0.40%
--------------------------------------------------------------------------------

(1) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2003, so that Net Expenses do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2003, at the discretion of the service providers.

--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
   1 year                                                                   $ 41
   3 years                                                                  $135
   5 years                                                                  $238
  10 years                                                                  $539
--------------------------------------------------------------------------------

                                3 PROSPECTUS - First American Money Market Funds
                                               Class I Shares

POLICIES & SERVICES
BUYING AND SELLING SHARES

--------------------------------------------------------------------------------
MULTIPLE CLASS INFORMATION

The funds offer seven different share classes, although not all funds offer every share class. This prospectus offers Class I shares which are only offered by Prime Obligations Fund. Class A, Class B, Class C, Class D, Class S, and Class Y shares are available through separate prospectuses. There are differences among the fees and expenses for each of the seven classes. These differences result from their separate arrangements for shareholder and distribution services, not from any difference in amounts charged by the investment advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs.

The following describes the features of each class:

CLASS A SHARES. Class A shares are offered at net asset value with no front-end or contingent deferred sales charge, but with an annual shareholder servicing (12b-1) fee of 0.25%.

CLASS B SHARES. Class B shares are only offered by Prime Obligations Fund and are available only in exchange for Class B shares of another First American fund, or in establishing a systematic exchange program that will be used to purchase Class B shares of other First American funds. Prime Obligations Fund Class B shares have no front-end sales charge, however they do have:

o   higher annual expenses than Class A shares.

o a back-end sales charge, called a "contingent deferred sales charge," if you redeem your shares within six years of the date you purchased the original First American fund shares.

o automatic conversion to Class A shares eight years after purchase, thereby reducing future annual expenses.

CLASS C SHARES. Class C shares are only offered by Prime Obligations Fund and are available only in exchange for Class C shares of another First American fund, or in establishing a systematic exchange program that will be used to purchase Class C shares of other First American funds. Prime Obligations Fund Class C shares:

o are subject to a 1% contingent deferred sales charge if you redeem your shares within 18 months of the date you purchased the original First American fund shares.

o   have higher annual expenses than Class A shares.

o   do not convert to Class A shares.

CLASS D SHARES. Class D shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class D shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing (12b-1) fee of 0.15%. Ohio Tax Free Obligations Fund does not offer Class D shares.

CLASS I SHARES. Class I shares are only offered by Prime Obligations Fund and are available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class I shares are sold at net asset value, with no front-end or contingent deferred sales charge, and no annual shareholder servicing (12b-1) fee.

CLASS S SHARES. Class S shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class S shares are offered at net asset value with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.25%.

CLASS Y SHARES. Class Y shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class Y shares are sold at net asset value, with no front-end or contingent deferred sales charge, and no annual shareholder servicing (12b-1) fee.

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central time) every day the exchange is open. As discussed below, your order must be received by the fund by 3:00 p.m. Central time, in order for shares to be priced at that day's NAV.

The fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the fund are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument's maturity, rather than looking at actual changes in the market value of the instrument. The fund's net asset value is normally expected to be $1 per share.

--------------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES

You may purchase or sell shares by calling your financial institution. Shares may be purchased and sold on any day when the New York Stock Exchange (NYSE) is open. Purchases and sales of shares may also be restricted in the event of an early or unscheduled close of the NYSE.

The fund will accept purchase and sale orders, even if the NYSE is closed, on those days on which Federal reserve banks are open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is adequate liquidity to meet redemption requests and/or an

                                4 PROSPECTUS - First American Money Market Funds
                                               Class I Shares

POLICIES & SERVICES
BUYING AND SELLING SHARES CONTINUED

adequate market to meet purchase requests. The fund will not accept exchanges from other funds unless the NYSE is open.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Wire federal funds as follows:

U.S. BANK NATIONAL ASSOCIATION
ABA NUMBER: 0420-00013
ACCOUNT NUMBER: 112-952-137
CREDIT TO: FIRST AMERICAN (NAME OF FUND, INVESTOR NAME, AND
           INVESTOR ACCOUNT #)

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased or sold at that day's price, the fund must receive purchase orders or redemption requests by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit orders to the fund. In addition, a purchase order will be effective on the day given only if the fund's custodian receives payment by wire before the close of business.

If the fund receives a redemption request by the time specified above, payment will generally be made the same day by transfer of federal funds. Otherwise, payment will generally be made on the next business day.

--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES

Exchanges may be made only on days when the New York Stock Exchange is open.

If you are no longer eligible to hold Class I shares, for example, if you decide to discontinue your fiduciary, agency, or custodian account, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class I shares.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution and your exchange order must be received by the fund by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit your exchange order to the fund. Before exchanging into any fund, be sure to read its prospectus carefully. The fund may change or cancel its exchange policies at any time. You will be notified of any changes. The fund has the right to limit exchanges to four times per year.

                                5 PROSPECTUS - First American Money Market Funds
                                               Class I Shares

POLICIES & SERVICES
MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditor's report.

In an attempt to reduce shareholder costs and help eliminate duplication, the fund will try to limit its mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

STATEMENTS AND CONFIRMATIONS. Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, a fund does not send statements to individuals who have their shares held in an omnibus account.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from the fund's net investment income are declared daily and paid monthly. You will receive dividends starting on the day on which you paid for your shares. You will not receive a dividend for the day on which proceeds are distributed from a requested sale of shares.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares at the current NAV.

--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the fund are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Dividends you receive from the fund are generally taxable as ordinary income for federal income tax purposes, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. You should consult your tax advisor for more information.

                                6 PROSPECTUS - First American Money Market Funds
                                               Class I Shares

ADDITIONAL INFORMATION
MANAGEMENT

U.S. Bancorp Asset Management, Inc., is the fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2002, U.S. Bancorp Asset Management and its affiliates had more than $111 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

For the fund's most recently completed fiscal year, the fund paid the investment advisor a monthly fee equal to an annual rate of 0.32% of average daily net assets, after taking into account any fee waivers, for providing investment advisory services to the fund.

DIRECT CORRESPONDENCE TO:
FIRST AMERICAN FUNDS
P.O. BOX 1330
MINNEAPOLIS, MN 55440-1330

INVESTMENT ADVISOR
U.S. BANCORP ASSET MANAGEMENT, INC.
800 NICOLLET MALL
MINNEAPOLIS, MN 55402

DISTRIBUTOR
QUASAR DISTRIBUTORS, LLC
615 E. MICHIGAN STREET
MILWAUKEE, WI 53202

ADDITIONAL COMPENSATION

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the fund's investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of the fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the fund.

ADMINISTRATION SERVICES. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees, on an annual basis of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc., and First American Insurance Portfolios, Inc., and up to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and shareholder accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

DISTRIBUTION SERVICES. Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the fund and receives out of pocket expenses incurred while providing distribution and other sub-administrative services for the fund.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the fund, the fund's investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

PORTFOLIO MANAGEMENT

The funds are managed by a team of persons associated with U.S. Bancorp Asset Management.

                                7 PROSPECTUS - First American Money Market Funds
                                               Class I Shares

ADDITIONAL INFORMATION
MORE ABOUT THE FUND

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The fund's main investment strategies are discussed in the "Fund Summary" section. These are the strategies that the fund's investment advisor believes are most likely to be important in trying to achieve the fund's objective. You should be aware that the fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

In addition to the securities specified in the "Fund Summary" section, the fund may invest in other money market funds that invest in the same types of securities as the fund, including money market funds advised by the fund's investment advisor.

--------------------------------------------------------------------------------
INVESTMENT APPROACH

The fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that the fund's investments mature within 397 days from the date of purchase, and that the average maturity of the fund's investments (on a dollar-weighted basis) be 90 days or less. The fund may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the fund to consider some of these securities as having maturities shorter than their stated maturity dates. All of the fund's investments must be in U.S. dollar-denominated high quality securities which have been determined by the fund's advisor to present minimal credit risks.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities. The portfolio managers look for value while adhering to the credit and other restrictions on money market funds.

--------------------------------------------------------------------------------
INVESTMENT RISKS

The main risks of investing in the fund are summarized in the "Fund Summary" section.

                                8 PROSPECTUS - First American Money Market Funds
                                               Class I Shares

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The table that follows presents performance information about the Class I shares of Prime Obligations Fund. This information is intended to help you understand the fund's financial performance for the past five years or, if shorter, the period of the fund's operations. Some of this information reflects financial results for a single fund share. Total returns in the table represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

This information has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

PRIME OBLIGATIONS FUND

                                                                               Fiscal year            Fiscal period
                                                                                  ended                  ended
                                                                           September 30, 2002     September 30, 2001(1)
-----------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                       $             1.00     $             1.00
                                                                           ------------------     ------------------
Net Investment Income                                                                    0.02                   0.00
Dividends (from net investment income)                                                  (0.02)                 (0.00)
                                                                           ------------------     ------------------
Net Asset Value, End of Period                                             $             1.00     $             1.00
                                                                           ==================     ==================
Total Return(2)                                                                          1.84%                  0.06%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                            $        2,578,732     $        2,932,264
Ratio of Expenses to Average Net Assets                                                  0.40%                  0.48%
Ratio of Net Investment Income to Average Net Assets                                     1.85%                  3.00%
Ratio of Expenses to Average Net Assets (excluding waivers)                              0.43%                  0.54%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)                 1.82%                  2.94%
-----------------------------------------------------------------------------------------------------------------------

(1) Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return.

(2) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                9 PROSPECTUS - First American Money Market Funds
                                               Class I Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the fund is available in the fund's Statement of Additional Information and annual and semiannual reports, and on the First American funds' Internet Web site.

--------------------------------------------------------------------------------
FIRST AMERICAN FUNDS WEB SITE

Information about the First American funds may be viewed on the funds' Internet Web site at http://www.firstamericanfunds.com.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the fund's investments will be available in the fund's annual and semiannual reports to shareholders. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

You can obtain a free copy of the fund's SAI and/or free copies of the fund's most recent annual or semiannual report by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the fund is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

PROPRIMEI  12/02

SEC file number:  811-03313

[LOGO] FIRST AMERICAN FUNDS (TM)

[LOGO] FIRST AMERICAN FUNDS(TM)            DECEMBER 1, 2002



                                           PROSPECTUS

                                           FIRST AMERICAN FUNDS, INC.


                                           ASSET CLASS - MONEY MARKET FUNDS




                               MONEY MARKET
                                      FUNDS
                             CLASS S SHARES



                                           GOVERNMENT OBLIGATIONS FUND
                                           OHIO TAX FREE OBLIGATIONS FUND
                                           PRIME OBLIGATIONS FUND
                                           TAX FREE OBLIGATIONS FUND
                                           TREASURY OBLIGATIONS FUND








                                           AS WITH ALL MUTUAL FUNDS, THE
                                           SECURITIES AND EXCHANGE COMMISSION
                                           HAS NOT APPROVED OR DISAPPROVED THE
                                           SHARES OF THESE FUNDS, OR DETERMINED
                                           IF THE INFORMATION IN THIS
                                           PROSPECTUS IS ACCURATE OR COMPLETE.
                                           ANY STATEMENT TO THE CONTRARY IS A
                                           CRIMINAL OFFENSE.

TABLE OF CONTENTS

FUND SUMMARIES
--------------------------------------------------------------------------------
  Government Obligations Fund                                                  2
--------------------------------------------------------------------------------
  Ohio Tax Free Obligations Fund                                               4
--------------------------------------------------------------------------------
  Prime Obligations Fund                                                       6
--------------------------------------------------------------------------------
  Tax Free Obligations Fund                                                    8
--------------------------------------------------------------------------------
  Treasury Obligations Fund                                                   10
--------------------------------------------------------------------------------
POLICIES & Services
--------------------------------------------------------------------------------
  Buying and Selling Shares                                                   12
--------------------------------------------------------------------------------
  Managing Your Investment                                                    14
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
  Management                                                                  15
--------------------------------------------------------------------------------
  More About The Funds                                                        16
--------------------------------------------------------------------------------
  Financial Highlights                                                        17
--------------------------------------------------------------------------------
FOR MORE INFORMATION                                                  Back Cover
--------------------------------------------------------------------------------

FUND SUMMARIES
INTRODUCTION

This section of the prospectus describes the objectives of the First American Money Market Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUNDS, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE, OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.

                                1 PROSPECTUS - First American Money Market Funds
                                               Class S Shares

FUND SUMMARIES
GOVERNMENT OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Government Obligations Fund seeks maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Government Obligations Fund invests exclusively in short-term U.S. government securities and repurchase agreements secured by U.S. government securities.

U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the "full faith and credit" of the United States government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund, or a securities lending agreement entered into by the fund, could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o By investing solely in U.S. government securities and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Because Class S shares have not been offered for a full calendar year, information in the chart and the table is for the fund's Class A shares, which are offered through another prospectus. The classes will have substantially similar returns, because they are invested in the same portfolio of securities and have similar operating expenses.

                                2 PROSPECTUS - First American Money Market Funds
                                               Class S Shares

FUND SUMMARIES
GOVERNMENT OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (CLASS A)(1)

[BAR CHART]

4.45%   5.73%   3.47%
--------------------------------------------------------------------------------
1999    2000    2001

Best Quarter:
Quarter ending   December 31, 2000   1.48%

Worst Quarter:
Quarter ending   December 31, 2001   0.46%

AVERAGE ANNUAL TOTAL RETURNS                Inception                     Since
AS OF 12/31/01                                   Date     One Year    Inception
--------------------------------------------------------------------------------
Government Obligations Fund (Class A)         4/29/98        3.47%        4.60%
--------------------------------------------------------------------------------

(1) Total return for the period from 1/1/02 through 9/30/02 for both Class A shares and Class S shares was 0.94%.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES(1) AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                          0.35%
 Distribution and Service (12b-1) Fees                                    None
 Other Expenses
  Shareholder Servicing Fee                                               0.25%
  Miscellaneous                                                           0.21%
 Total Annual Fund Operating Expenses                                     0.81%
 Waiver of Fund Expenses(2)                                              (0.06)%
 NET EXPENSES(2)                                                          0.75%
--------------------------------------------------------------------------------

(1) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2003, so that Net Expenses do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2003, at the discretion of the service providers.

--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
   1 year                                                                   $ 77
   3 years                                                                  $253
   5 years                                                                  $444
  10 years                                                                  $996
--------------------------------------------------------------------------------

                                3 PROSPECTUS - First American Money Market Funds
                                               Class S Shares

FUND SUMMARIES
OHIO TAX FREE OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Ohio Tax Free Obligations Fund seeks maximum current income that is exempt from federal income tax and Ohio state and municipal income tax to the extent consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Ohio Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal and Ohio state and municipal income tax, including the federal alternative minimum tax. The balance of the fund's total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. However, the fund currently does not intend to invest in these types of securities.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

o general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer.

o revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax.

o Because the fund invests primarily in municipal securities issued by the state of Ohio and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. See the Statement of Additional Information for details.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart is intended to show you how performance of the fund's shares has varied from year to year. However, because Class S shares were first offered in 2000, only one calendar year of information is available. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

                                4 PROSPECTUS - First American Money Market Funds
                                               Class S Shares

FUND SUMMARIES
OHIO TAX FREE OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1,2)

[BAR CHART]

2.06%
--------------------------------------------------------------------------------
2001

Best Quarter:
Quarter ending   June 30, 2000       0.66%

Worst Quarter:
Quarter ending   December 31, 2001   0.30%

AVERAGE ANNUAL TOTAL RETURNS         Inception                     Since
AS OF 12/31/01(2)                         Date     One Year    Inception
--------------------------------------------------------------------------------
Ohio Tax Free Obligations Fund        12/11/00        2.06%        2.16%
--------------------------------------------------------------------------------

(1)  Total return for the period from 1/1/02 through 9/30/02 was 0.51%.

(2) On 9/26/01, the Ohio Tax Free Obligations Fund became the successor by merger to the Firstar Ohio Tax-Exempt Money Market Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/26/01 represents that of the Firstar Ohio Tax-Exempt Money Market Fund.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES(1) AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                          0.35%
 Distribution and Service (12b-1) Fees                                    None
 Other Expenses
  Shareholder Servicing Fee                                               0.25%
  Miscellaneous                                                           0.37%
 Total Annual Fund Operating Expenses                                     0.97%
 Waiver of Fund Expenses(2)                                              (0.22)%
 NET EXPENSES(2)                                                          0.75%
--------------------------------------------------------------------------------

(1) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2003, so that Net Expenses do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2003, at the discretion of the service providers.

--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
   1 year                                                                 $   77
   3 years                                                                $  287
   5 years                                                                $  515
  10 years                                                                $1,170
--------------------------------------------------------------------------------

                                5 PROSPECTUS - First American Money Market Funds
                                               Class S Shares

FUND SUMMARIES
PRIME OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

o securities issued by the U.S. government or one of its agencies or instrumentalities.

o U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers' acceptances).

o    commercial paper.

o    non-convertible corporate debt securities.

o    loan participation interests.

o    repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks, and foreign corporations.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o Foreign securities in which the fund invests, although dollar-denominated, may present some additional risk. Political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Because Class S shares have not been offered for a full calendar year, information in the chart and the table is for the fund's Class A shares, which are offered through another prospectus. The classes will have substantially similar returns, because they are invested in the same portfolio of securities and have similar operating expenses.

                                6 PROSPECTUS - First American Money Market Funds
                                               Class S Shares

FUND SUMMARIES
PRIME OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1)

[BAR CHART]

4.97%   5.12%   5.04%   4.57%   5.79%   3.55%
--------------------------------------------------------------------------------
1996    1997    1998    1999    2000    2001

Best Quarter:
Quarter ending   December 31, 2000   1.49%

Worst Quarter:
Quarter ending   December 31, 2001   0.47%

AVERAGE ANNUAL TOTAL RETURNS       Inception                               Since
AS OF 12/31/01                          Date    One Year  Five Years   Inception
--------------------------------------------------------------------------------
Prime Obligations Fund (Class A)     1/21/95       3.55%       4.81%       4.93%
--------------------------------------------------------------------------------

(1)  Total return for the period from 1/1/02 through 9/30/02 was 0.95%.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES(1) AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                          0.35%
 Distribution and Service (12b-1) Fees                                    None
 Other Expenses
   Shareholder Servicing Fee                                              0.25%
   Miscellaneous                                                          0.21%
 Total Annual Fund Operating Expenses                                     0.81%
 Waiver of Fund Expenses(2)                                              (0.03)%
 NET EXPENSES(2)                                                          0.78%
--------------------------------------------------------------------------------

(1) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2003, so that Net Expenses do not exceed 0.78%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2003, at the discretion of the service providers.

--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
   1 year                                                                   $ 80
   3 years                                                                  $256
   5 years                                                                  $447
  10 years                                                                  $999
--------------------------------------------------------------------------------

                                7 PROSPECTUS - First American Money Market Funds
                                               Class S Shares

FUND SUMMARIES
TAX FREE OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Tax Free Obligations Fund seeks maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

o general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer.

o revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

The balance of the fund's total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. However, the fund currently does not intend to invest in these types of securities.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Because Class S shares have not been offered for a full calendar year, information in the chart and the table is for the fund's Class A shares, which are offered through another prospectus. The classes will have substantially similar returns, because they are invested in the same portfolio of securities and have similar operating expenses.

                                8 PROSPECTUS - First American Money Market Funds
                                               Class S Shares

FUND SUMMARIES
TAX FREE OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1,2)

[BAR CHART]

2.65%   2.87%   2.85%   2.59%   3.46%   2.08%
--------------------------------------------------------------------------------
1996    1997    1998    1999    2000    2001

Best Quarter:
Quarter ending   June 30, 2000       0.92%

Worst Quarter:
Quarter ending   December 31, 2001   0.29%

AVERAGE ANNUAL TOTAL RETURNS          Inception                            Since
AS OF 12/31/01(2)                          Date   One Year Five Years  Inception
--------------------------------------------------------------------------------
Tax Free Obligations Fund (Class A)     1/21/95      2.08%       2.77%     2.79%
--------------------------------------------------------------------------------

(1) Total return for the period from 1/1/02 through 9/30/02 for both Class A shares and Class S shares was 0.56%.

(2) Performance prior to 11/25/97 for Class A shares is that of Qualivest Tax-Free Money Market Fund.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES(1) AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                          0.35%
 Distribution and Service (12b-1) Fees                                    None
 Other Expenses
  Shareholder Servicing Fee                                               0.25%
  Miscellaneous                                                           0.21%
 Total Annual Fund Operating Expenses                                     0.81%
 Waiver of Fund Expenses(2)                                              (0.06)%
 NET EXPENSES(2)                                                          0.75%
--------------------------------------------------------------------------------

(1) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2003, so that Net Expenses do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2003, at the discretion of the service providers.

--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
   1 year                                                                   $ 77
   3 years                                                                  $253
   5 years                                                                  $444
  10 years                                                                  $996
--------------------------------------------------------------------------------

                                9 PROSPECTUS - First American Money Market Funds
                                               Class S Shares

FUND SUMMARIES
TREASURY OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Treasury Obligations Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o By investing solely in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Because Class S shares have not been offered for a full calendar year, information in the chart and the table is for the fund's Class A shares, which are offered through another prospectus. The classes will have substantially similar returns, because they are invested in the same portfolio of securities and have similar operating expenses.

                               10 PROSPECTUS - First American Money Market Funds
                                               Class S Shares

FUND SUMMARIES
TREASURY OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1)

[BAR CHART]

4.84%   4.38%   5.60%   3.36%
--------------------------------------------------------------------------------
1998    1999    2000    2001

Best Quarter:
Quarter ending   December 31, 2000   1.47%

Worst Quarter:
Quarter ending   December 31, 2001   0.42%

AVERAGE ANNUAL TOTAL RETURNS            Inception                     Since
AS OF 12/31/01                               Date      One Year   Inception
--------------------------------------------------------------------------------
Treasury Obligations Fund (Class A)       11/3/97         3.36%        4.56%
--------------------------------------------------------------------------------

(1) Total return for the period from 1/1/02 through 9/30/02 for both Class A shares and Class S shares was 0.91%.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES(1) AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                          0.35%
 Distribution and Service (12b-1) Fees                                    None
 Other Expenses
  Shareholder Servicing Fee                                               0.25%
  Miscellaneous                                                           0.21%
 Total Annual Fund Operating Expenses                                     0.81%
 Waiver of Fund Expenses(2)                                              (0.06)%
 NET EXPENSES(2)                                                          0.75%
--------------------------------------------------------------------------------

(1) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2003, so that Net Expenses do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2003, at the discretion of the service providers.

--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
   1 year                                                                   $ 77
   3 years                                                                  $253
   5 years                                                                  $444
  10 years                                                                  $996
--------------------------------------------------------------------------------

                               11 PROSPECTUS - First American Money Market Funds
                                               Class S Shares

POLICIES & SERVICES
BUYING AND SELLING SHARES

--------------------------------------------------------------------------------
MULTIPLE CLASS INFORMATION

The funds offer seven different share classes, although not all funds offer every share class. This prospectus offers Class S shares. Class A, Class B, Class C, Class D, Class I, and Class Y shares are available through separate prospectuses. There are differences among the fees and expenses for each of the seven classes. These differences result from their separate arrangements for shareholder and distribution services, not from any difference in amounts charged by the investment advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs.

The following describes the features of each class:

CLASS A SHARES. Class A shares are offered at net asset value with no front-end or contingent deferred sales charge, but with an annual shareholder servicing (12b-1) fee of 0.25%.

CLASS B SHARES. Class B shares are only offered by Prime Obligations Fund and are available only in exchange for Class B shares of another First American fund, or in establishing a systematic exchange program that will be used to purchase Class B shares of other First American funds. Prime Obligations Fund Class B shares have no front-end sales charge, however they do have:

o    higher annual expenses than Class A shares.

o a back-end sales charge, called a "contingent deferred sales charge," if you redeem your shares within six years of the date you purchased the original First American fund shares.

o automatic conversion to Class A shares eight years after purchase, thereby reducing future annual expenses.

CLASS C SHARES. Class C shares are only offered by Prime Obligations Fund and are available only in exchange for Class C shares of another First American fund, or in establishing a systematic exchange program that will be used to purchase Class C shares of other First American funds. Prime Obligations Fund Class C shares:

o are subject to a 1% contingent deferred sales charge if you redeem your shares within 18 months of the date you purchased the original First American fund shares.

o    have higher annual expenses than Class A shares.

o    do not convert to Class A shares.

CLASS D SHARES. Class D shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class D shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing (12b-1) fee of 0.15%. Ohio Tax Free Obligations Fund does not offer Class D shares.

CLASS I SHARES. Class I shares are only offered by Prime Obligations Fund and are available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class I shares are sold at net asset value, with no front-end or contingent deferred sales charge, and no annual shareholder servicing (12b-1) fee.

CLASS S SHARES. Class S shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class S shares are offered at net asset value with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.25%.

CLASS Y SHARES. Class Y shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class Y shares are sold at net asset value, with no front-end or contingent deferred sales charge, and no annual shareholder servicing (12b-1) fee.

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central time) every day the exchange is open. As discussed below, your order must be received by the funds by 9:00 a.m. Central time for Ohio Tax Free Obligations Fund, by 11:30 a.m. Central time for Tax Free Obligations Fund, and by 3:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund, in order for shares to be priced at that day's NAV.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the funds are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument's maturity, rather than looking at actual changes in the market value of the instrument. Each fund's net asset value is normally expected to be $1 per share.

--------------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES

You may purchase or sell shares by calling your financial institution. Shares may be purchased and sold on any day when the New York Stock Exchange (NYSE) is open. Purchases and sales of shares may also be restricted in the event of an early or unscheduled close of the NYSE.

The funds will accept purchase and sale orders, even if the NYSE is closed, on those days on which Federal reserve banks are open, the primary trading markets for the funds' portfolio instruments are open, and the funds' management believes there is adequate liquidity to meet redemption requests and/or an

                               12 PROSPECTUS - First American Money Market Funds
                                               Class S Shares

POLICIES & SERVICES
BUYING AND SELLING SHARES CONTINUED

adequate market to meet purchase requests. The funds will not accept exchanges from other funds unless the NYSE is open.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Wire federal funds as follows:

U.S. BANK NATIONAL ASSOCIATION
ABA NUMBER: 0420-00013
ACCOUNT NUMBER: 112-952-137
CREDIT TO: FIRST AMERICAN (NAME OF FUND, INVESTOR NAME, AND
           INVESTOR ACCOUNT =)

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased or sold at that day's price, the funds must receive purchase orders or redemption requests by 9:00 a.m. Central time for Ohio Tax Free Obligations Fund, by 11:30 a.m. Central time for Tax Free Obligations Fund, and by 3:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund. It is the responsibility of your financial institution to promptly transmit orders to the funds. In addition, a purchase order will be effective on the day given only if the funds' custodian receives payment by wire before the close of business.

If the fund receives a redemption request by the time specified above, payment will generally be made the same day by transfer of federal funds. Otherwise, payment will generally be made on the next business day.

--------------------------------------------------------------------------------
COMPENSATION PAID TO FINANCIAL INSTITUTIONS

The fund pays the distributor an annual shareholder servicing fee equal to 0.25% of the fund's average daily net assets to compensate the distributor for providing services to shareholders. The distributor may use this fee to compensate your financial institution for providing ongoing services to your account. The advisor, the administrator, or the distributor may pay additional fees to financial institutions, using their own assets, in exchange for sales and/or administrative services performed on behalf of the financial institution's customers.

--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES

Exchanges may be made only on days when the New York Stock Exchange is open.

If your investment goals or your financial needs change, you may exchange your shares for Class S shares of another First American fund. Exchanges are made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold Class S shares, for example, if you decide to discontinue your fiduciary, agency, or custodian account, you may exchange your shares for Class A shares at net asset value.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution and your exchange order must be received by the funds by 9:00 a.m. Central time for Ohio Tax Free Obligations Fund, by 11:30 a.m. Central time for Tax Free Obligations Fund, and by 3:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund. It is the responsibility of your financial institution to promptly transmit your exchange order to the funds.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

                               13 PROSPECTUS - First American Money Market Funds
                                               Class S Shares

POLICIES & SERVICES
MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

STATEMENTS AND CONFIRMATIONS. Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, a fund does not send statements to individuals who have their shares held in an omnibus account.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared daily and paid monthly. You will receive dividends starting on the day on which you paid for your shares. You will not receive a dividend for the day on which proceeds are distributed from a requested sale of shares.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares at the current NAV.

--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

For Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund, dividends you receive from the funds are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. You should consult your tax advisor for more information.

Tax Free Obligations Fund and Ohio Tax Free Obligations Fund intend to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal tax. However, although they have no current intention of doing so, each fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the federal alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax.

OHIO INCOME TAXATION. Dividends paid by the Ohio Tax Free Obligations Fund will be exempt from Ohio income taxes for individuals, estates, and trusts, and will not be included in the "net income" of corporations for purposes of the Ohio corporate franchise tax, to the extent they are derived from interest on Ohio municipal obligations.

                               14 PROSPECTUS - First American Money Market Funds
                                               Class S Shares

ADDITIONAL INFORMATION
MANAGEMENT

U.S. Bancorp Asset Management, Inc., is the funds' investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2002, U.S. Bancorp Asset Management and its affiliates had more than $111 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds' business and investment activities, subject to the authority of the funds' board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services. The table below reflects investment advisory fees paid to the investment advisor, after taking into account any fee waivers, for the funds' most recently completed fiscal year.

                                                                    Advisory fee
                                                                       as a % of
                                                                   average daily
                                                                      net assets
--------------------------------------------------------------------------------
GOVERNMENT OBLIGATIONS FUND                                                0.29%
OHIO TAX FREE OBLIGATIONS FUND                                             0.13%
PRIME OBLIGATIONS FUND                                                     0.32%
TAX FREE OBLIGATIONS FUND                                                  0.29%
TREASURY OBLIGATIONS FUND                                                  0.29%
--------------------------------------------------------------------------------

DIRECT CORRESPONDENCE TO:
FIRST AMERICAN FUNDS
P.O. BOX 1330
MINNEAPOLIS, MN 55440-1330

INVESTMENT ADVISOR
U.S. BANCORP ASSET MANAGEMENT, INC.
800 NICOLLET MALL
MINNEAPOLIS, MN 55402

DISTRIBUTOR
QUASAR DISTRIBUTORS, LLC
615 E. MICHIGAN STREET
MILWAUKEE, WI 53202

ADDITIONAL COMPENSATION

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds' investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

ADMINISTRATION SERVICES. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees, on an annual basis of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc., and First American Insurance Portfolios, Inc., and up to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and shareholder accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

DISTRIBUTION SERVICES. Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the funds and receives shareholder servicing fees and out of pocket expenses incurred while providing distribution and other sub-administrative services for the funds.

SECURITIES LENDING SERVICES. In connection with lending its portfolio securities, Government Obligations Fund pays fees to U.S. Bancorp Asset Management which are equal to 25% of the fund's income from these securities lending transactions. The fund also pays an administrative fee of 0.025% based on total securities on loan.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

PORTFOLIO MANAGEMENT

The funds are managed by a team of persons associated with U.S. Bancorp Asset Management.

                               15 PROSPECTUS - First American Money Market Funds
                                               Class S Shares

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS

--------------------------------------------------------------------------------
Investment Strategies

The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

In addition to the securities specified in the "Fund Summaries" section, each fund may invest in other money market funds that invest in the same types of securities as the respective fund, including money market funds advised by the funds' investment advisor.

--------------------------------------------------------------------------------
INVESTMENT APPROACH

Each fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that each fund's investments mature within 397 days from the date of purchase, and that the average maturity of each fund's investments (on a dollar-weighted basis) be 90 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds' investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds' advisor to present minimal credit risks.

When selecting securities for the funds, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities. The portfolio managers look for value while adhering to the credit and other restrictions on money market funds.

--------------------------------------------------------------------------------
INVESTMENT RISKS

The main risks of investing in the funds are summarized in the "Fund Summaries" section.

--------------------------------------------------------------------------------
ADDITIONAL RISKS OF GOVERNMENT OBLIGATIONS FUND

RISKS OF SECURITIES LENDING

When Government Obligations Fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the fund enters into loan arrangements only with institutions which the fund's advisor has determined are creditworthy under guidelines established by the fund's board of directors.

                               16 PROSPECTUS - First American Money Market Funds
                                               Class S Shares

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The table below presents performance information about the Class S shares of each fund. This information is intended to help you understand the fund's financial performance for the past five years or, if shorter, the period of the fund's operations. Some of this information may reflect financial results for a single fund share. Total returns in the table represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

This information has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request.

GOVERNMENT OBLIGATIONS FUND

                                                                              Fiscal year            Fiscal period
                                                                                 ended                   ended
                                                                           September 30, 2002     September 30, 2001(1)
------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                       $             1.00     $             1.00
                                                                           ------------------     ------------------
Net Investment Income                                                                    0.01                   0.00
Dividends (from net investment income)                                                  (0.01)                 (0.00)
                                                                           ------------------     ------------------
Net Asset Value, End of Period                                             $             1.00     $             1.00
                                                                           ==================     ==================
Total Return(2)                                                                          1.41%                  0.05%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                            $          101,513     $           96,036
Ratio of Expenses to Average Net Assets                                                  0.75%                  0.70%
Ratio of Net Investment Income to Average Net Assets                                     1.42%                  2.66%
Ratio of Expenses to Average Net Assets (excluding waivers)                              0.81%                  0.80%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)                 1.36%                  2.56%
------------------------------------------------------------------------------------------------------------------------

(1) Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return.

(2) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

OHIO TAX FREE OBLIGATIONS FUND(1)

                                                                               Fiscal year            Fiscal period
                                                                                  ended                   ended
                                                                           September 30, 2002     September 30, 2001(2)
-----------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                       $             1.00     $             1.00
                                                                           ------------------     ------------------
Net Investment Income                                                                    0.01                   0.02
Dividends (from net investment income)                                                  (0.01)                 (0.02)
                                                                           ------------------     ------------------
Net Asset Value, End of Period                                             $             1.00     $             1.00
                                                                           ==================     ==================
Total Return(3)                                                                          0.82%                  1.97%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                            $           57,421     $          105,359
Ratio of Expenses to Average Net Assets                                                  0.75%                  0.79%
Ratio of Net Investment Income to Average Net Assets                                     0.84%                  2.39%
Ratio of Expenses to Average Net Assets (excluding waivers)                              0.97%                  0.92%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)                 0.62%                  2.26%
-----------------------------------------------------------------------------------------------------------------------

(1) The financial highlights for Ohio Tax Free Obligations Fund include the historical financial highlights of the Firstar Ohio Tax-Exempt Money Market Fund Institutional Class shares. The assets of Firstar Ohio Tax-Exempt Money Market Fund were acquired by the Ohio Tax Free Obligations Fund on September 26, 2001. In connection with such acquisition, Institutional Class shares of the Firstar Ohio Tax-Exempt Money Market Fund were exchanged for Class S shares of Ohio Tax Free Obligations Fund.

(2) Commenced operations on December 11, 2000. All ratios for the period have been annualized, except total return.

(3) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                               17 PROSPECTUS - First American Money Market Funds
                                               Class S Shares

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS CONTINUED

PRIME OBLIGATIONS FUND

                                                                              Fiscal year            Fiscal period
                                                                                 ended                   ended
                                                                           September 30, 2002     September 30, 2001(1)
-----------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                       $             1.00     $             1.00
                                                                           ------------------     ------------------
Net Investment Income                                                                    0.01                     --
Dividends (from net investment income)                                                  (0.01)                    --
                                                                           ------------------     ------------------
Net Asset Value, End of Period                                             $             1.00     $             1.00
                                                                           ==================     ==================
Total Return(2)                                                                          1.46%                  0.04%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                            $           34,147     $               --
Ratio of Expenses to Average Net Assets                                                  0.78%                  0.00%
Ratio of Net Investment Income to Average Net Assets                                     1.31%                  0.00%
Ratio of Expenses to Average Net Assets (excluding waivers)                              0.81%                  0.00%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)                 1.28%                  0.00%
-----------------------------------------------------------------------------------------------------------------------

(1) Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return.

(2) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

TAX FREE OBLIGATIONS FUND

                                                                              Fiscal year            Fiscal period
                                                                                 ended                   ended
                                                                           September 30, 2002     September 30, 2001(1)
-----------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                       $             1.00     $             1.00
                                                                           ------------------     ------------------
Net Investment Income                                                                    0.01                     --
Dividends (from net investment income)                                                  (0.01)                    --
                                                                           ------------------     ------------------
Net Asset Value, End of Period                                             $             1.00     $             1.00
                                                                           ==================     ==================
Total Return(2)                                                                          0.85%                  0.02%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                            $          206,647     $          402,813
Ratio of Expenses to Average Net Assets                                                  0.75%                  0.70%
Ratio of Net Investment Income to Average Net Assets                                     0.88%                  1.67%
Ratio of Expenses to Average Net Assets (excluding waivers)                              0.81%                  0.76%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)                 0.82%                  1.61%
-----------------------------------------------------------------------------------------------------------------------

(1) Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return.

(2) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

TREASURY OBLIGATIONS FUND

                                                                              Fiscal year            Fiscal period
                                                                                 ended                   ended
                                                                           September 30, 2002     September 30, 2001(1)
-----------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                       $             1.00     $             1.00
                                                                           ------------------     ------------------
Net Investment Income                                                                    0.01                   0.00
Dividends (from net investment income)                                                  (0.01)                 (0.00)
                                                                           ------------------     ------------------
Net Asset Value, End of Period                                             $             1.00     $             1.00
                                                                           ==================     ==================
Total Return(2)                                                                          1.34%                  0.05%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                            $        1,648,326     $        2,035,433
Ratio of Expenses to Average Net Assets                                                  0.75%                  0.70%
Ratio of Net Investment Income to Average Net Assets                                     1.34%                  2.46%
Ratio of Expenses to Average Net Assets (excluding waivers)                              0.81%                  0.82%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)                 1.28%                  2.34%
-----------------------------------------------------------------------------------------------------------------------

(1) Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return.

(2) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                               18 PROSPECTUS - First American Money Market Funds
                                               Class S Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports, and on the First American funds' Internet Web site.

--------------------------------------------------------------------------------
FIRST AMERICAN FUNDS WEB SITE

Information about the First American funds may be viewed on the funds' Internet Web site at http://www.firstamericanfunds.com.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

PROMMS  12/02

SEC file number:  811-03313

[LOGO] FIRST AMERICAN FUNDS (TM)

[LOGO] FIRST AMERICAN FUNDS(TM)            DECEMBER 1, 2002



                                           PROSPECTUS

                                           FIRST AMERICAN FUNDS, INC.


                                           ASSET CLASS - MONEY MARKET FUNDS




                               MONEY MARKET
                                      FUNDS
                             CLASS Y SHARES



                                           GOVERNMENT OBLIGATIONS FUND
                                           OHIO TAX FREE OBLIGATIONS FUND
                                           PRIME OBLIGATIONS FUND
                                           TAX FREE OBLIGATIONS FUND
                                           TREASURY OBLIGATIONS FUND








                                           AS WITH ALL MUTUAL FUNDS, THE
                                           SECURITIES AND EXCHANGE COMMISSION
                                           HAS NOT APPROVED OR DISAPPROVED THE
                                           SHARES OF THESE FUNDS, OR DETERMINED
                                           IF THE INFORMATION IN THIS
                                           PROSPECTUS IS ACCURATE OR COMPLETE.
                                           ANY STATEMENT TO THE CONTRARY IS A
                                           CRIMINAL OFFENSE.

TABLE OF CONTENTS


FUND SUMMARIES
--------------------------------------------------------------------------------
  Government Obligations Fund                                                  2
--------------------------------------------------------------------------------
  Ohio Tax Free Obligations Fund                                               4
--------------------------------------------------------------------------------
  Prime Obligations Fund                                                       6
--------------------------------------------------------------------------------
  Tax Free Obligations Fund                                                    8
--------------------------------------------------------------------------------
  Treasury Obligations Fund                                                   10
--------------------------------------------------------------------------------
POLICIES & SERVICES
--------------------------------------------------------------------------------
  Buying and Selling Shares                                                   12
--------------------------------------------------------------------------------
  Managing Your Investment                                                    14
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
  Management                                                                  15
--------------------------------------------------------------------------------
  More About The Funds                                                        16
--------------------------------------------------------------------------------
  Financial Highlights                                                        17
--------------------------------------------------------------------------------
FOR MORE INFORMATION                                                  Back Cover
--------------------------------------------------------------------------------

FUND SUMMARIES
INTRODUCTION

This section of the prospectus describes the objectives of the First American Money Market Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUNDS, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE, OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.

                                1 PROSPECTUS - First American Money Market Funds
                                               Class Y Shares

FUND SUMMARIES
GOVERNMENT OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Government Obligations Fund seeks maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Government Obligations Fund invests exclusively in short-term U.S. government securities and repurchase agreements secured by U.S. government securities.

U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the "full faith and credit" of the United States government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund, or a securities lending agreement entered into by the fund, could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o By investing solely in U.S. government securities and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

                                2 PROSPECTUS - First American Money Market Funds
                                               Class Y Shares

FUND SUMMARIES
GOVERNMENT OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR GRAPH]

3.34%   2.89%   4.00%   5.69%   5.13%   5.26%   5.15%   4.77%   6.05%   3.78%
--------------------------------------------------------------------------------
1992    1993    1994    1995    1996    1997    1998    1999    2000    2001

Best Quarter:
Quarter ending   December 31, 2000   1.56%

Worst Quarter:
Quarter ending   December 31, 2001   0.53%


AVERAGE ANNUAL TOTAL RETURNS     Inception
AS OF 12/31/01                        Date   One Year    Five Years    Ten Years
--------------------------------------------------------------------------------
Government Obligations Fund         3/1/90      3.78%         5.00%        4.58%
--------------------------------------------------------------------------------

(1)  Total return for the period from 1/1/02 through 9/30/02 was 1.17%.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES(1) AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                          0.35%
 Distribution and Service (12b-1) Fees                                    None
 Other Expenses                                                           0.16%
 Total Annual Fund Operating Expenses                                     0.51%
 Waiver of Fund Expenses(2)                                              (0.06)%
 NET EXPENSES(2)                                                          0.45%
--------------------------------------------------------------------------------

(1) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2003, so that Net Expenses do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2003, at the discretion of the service providers.

--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
   1 year                                                                   $ 46
   3 years                                                                  $158
   5 years                                                                  $279
  10 years                                                                  $635
--------------------------------------------------------------------------------

                                3 PROSPECTUS - First American Money Market Funds
                                               Class Y Shares

FUND SUMMARIES
OHIO TAX FREE OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Ohio Tax Free Obligations Fund seeks maximum current income that is exempt from federal income tax and Ohio state and municipal income tax to the extent consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Ohio Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal and Ohio state and municipal income tax, including the federal alternative minimum tax. The balance of the fund's total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. However, the fund currently does not intend to invest in these types of securities.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

o general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer.

o revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax.

o Because the fund invests primarily in municipal securities issued by the state of Ohio and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. See the Statement of Additional Information for details.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Because Class Y shares have not been offered for a full calendar year, information in the chart and the table is for the fund's Class A shares, which are offered through another prospectus. Class Y and Class A shares are invested in the same portfolio of securities, but Class Y share returns will be higher because the shares have lower operating expenses.

                                4 PROSPECTUS - First American Money Market Funds
                                               Class Y Shares

FUND SUMMARIES
OHIO TAX FREE OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1,2)

[BAR GRAPH]

2.85%   2.69%   3.37%   2.07%
--------------------------------------------------------------------------------
1998    1999    2000    2001

Best Quarter:
Quarter ending   June 30, 2000       0.86%

Worst Quarter:
Quarter ending   December 31, 2001   0.30%

AVERAGE ANNUAL TOTAL RETURNS                 Inception                     Since
AS OF 12/31/01(2)                                 Date      One Year   Inception
--------------------------------------------------------------------------------
Ohio Tax Free Obligations Fund (Class A)       12/2/97         2.07%       2.76%
--------------------------------------------------------------------------------

(1) Total return for the period from 1/1/02 through 9/30/02 for Class A shares and Class Y shares was 0.51% and 0.71%, respectively.

(2) On 9/26/01, the Ohio Tax Free Obligations Fund became the successor by merger to the Firstar Ohio Tax-Exempt Money Market Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/26/01 represents that of the Firstar Ohio Tax-Exempt Money Market Fund. The Firstar Ohio Tax-Exempt Money Market Fund was organized on 12/11/00 and, prior to that, was a separate series of Firstar Stellar Funds, Inc.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES(1) AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                          0.35%
 Distribution and Service (12b-1) Fees                                    None
 Other Expenses                                                           0.32%
 Total Annual Fund Operating Expenses                                     0.67%
 Waiver of Fund Expenses(2)                                              (0.22)%
 NET EXPENSES(2)                                                          0.45%
--------------------------------------------------------------------------------

(1) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2003, so that Net Expenses do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2003, at the discretion of the service providers.

--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
   1 year                                                                   $ 46
   3 years                                                                  $192
   5 years                                                                  $351
  10 years                                                                  $814
--------------------------------------------------------------------------------

                                5 PROSPECTUS - First American Money Market Funds
                                               Class Y Shares

FUND SUMMARIES
PRIME OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

o securities issued by the U.S. government or one of its agencies or instrumentalities.

o U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers' acceptances).

o    commercial paper.

o    non-convertible corporate debt securities.

o    loan participation interests.

o    repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks, and foreign corporations.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o Foreign securities in which the fund invests, although dollar-denominated, may present some additional risk. Political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

                                6 PROSPECTUS - First American Money Market Funds
                                               Class Y Shares

FUND SUMMARIES
PRIME OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR GRAPH]

3.54%   2.99%   4.08%   5.78%   5.23%   5.39%   5.32%   4.96%   6.16%   3.91%
--------------------------------------------------------------------------------
1992    1993    1994    1995    1996    1997    1998    1999    2000    2001

Best Quarter:
Quarter ending   March 31, 1991      1.65%

Worst Quarter:
Quarter ending   December 31, 2001   0.55%

AVERAGE ANNUAL TOTAL RETURNS     Inception
AS OF 12/31/01                        Date   One Year    Five Years    Ten Years
--------------------------------------------------------------------------------
Prime Obligations Fund              3/1/90      3.91%         5.14%        4.71%
--------------------------------------------------------------------------------

(1)  Total return for the period from 1/1/02 through 9/30/02 was 1.20%.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES(1) AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                          0.35%
 Distribution and Service (12b-1) Fees                                    None
 Other Expenses                                                           0.16%
 Total Annual Fund Operating Expenses                                     0.51%
 Waiver of Fund Expenses(2)                                              (0.03)%
 NET EXPENSES(2)                                                          0.48%
--------------------------------------------------------------------------------

(1) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2003, so that Net Expenses do not exceed 0.48%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2003, at the discretion of the service providers.

--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
   1 year                                                                   $ 49
   3 years                                                                  $161
   5 years                                                                  $282
  10 years                                                                  $638
--------------------------------------------------------------------------------

                                7 PROSPECTUS - First American Money Market Funds
                                               Class Y Shares

FUND SUMMARIES
TAX FREE OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Tax Free Obligations Fund seeks maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

o general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer.

o revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

The balance of the fund's total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. However, the fund currently does not intend to invest in these types of securities.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

                                8 PROSPECTUS - First American Money Market Funds
                                               Class Y Shares

FUND SUMMARIES
TAX FREE OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1,2)

[BAR GRAPH]

3.06%   3.26%   3.12%   2.90%   3.77%   2.37%
--------------------------------------------------------------------------------
1996    1997    1998    1999    2000    2001

Best Quarter:
Quarter ending   December 31, 2000   0.99%

Worst Quarter:
Quarter ending   December 31, 2001   0.36%

AVERAGE ANNUAL TOTAL RETURNS    Inception                                  Since
AS OF 12/31/01(2)                    Date   One Year    Five Years     Inception
--------------------------------------------------------------------------------
Tax Free Obligations Fund          1/9/95      2.37%         3.08%         3.13%
--------------------------------------------------------------------------------

(1)  Total return for the period from 1/1/02 through 9/30/02 was 0.79%.

(2) Performance presented prior to 11/25/97 is that of Qualivest Tax-Free Money Market Fund.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES(1) AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                          0.35%
 Distribution and Service (12b-1) Fees                                    None
 Other Expenses                                                           0.16%
 Total Annual Fund Operating Expenses                                     0.51%
 Waiver of Fund Expenses(2)                                              (0.06)%
 NET EXPENSES(2)                                                          0.45%
--------------------------------------------------------------------------------

(1) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2003, so that Net Expenses do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2003, at the discretion of the service providers.

--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
   1 year                                                                   $ 46
   3 years                                                                  $158
   5 years                                                                  $279
  10 years                                                                  $635
--------------------------------------------------------------------------------

                                9 PROSPECTUS - First American Money Market Funds
                                               Class Y Shares

FUND SUMMARIES
TREASURY OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Treasury Obligations Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o By investing solely in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

                               10 PROSPECTUS - First American Money Market Funds
                                               Class Y Shares

FUND SUMMARIES
TREASURY OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR GRAPH]

5.05%   5.20%   5.10%   4.64%   5.85%   3.64%
--------------------------------------------------------------------------------
1996    1997    1998    1999    2000    2001

Best Quarter:
Quarter ending   December 31, 1997   1.31%

Worst Quarter:
Quarter ending   December 31, 2001   0.50%

AVERAGE ANNUAL TOTAL RETURNS    Inception                                  Since
AS OF 12/31/01                       Date     One Year    Five Years   Inception
--------------------------------------------------------------------------------
Treasury Obligations Fund         1/24/95        3.64%         4.88%       5.00%
--------------------------------------------------------------------------------

(1)  Total return for the period from 1/1/02 through 9/30/02 was 1.13%.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES(1) AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                          0.35%
 Distribution and Service (12b-1) Fees                                    None
 Other Expenses                                                           0.16%
 Total Annual Fund Operating Expenses                                     0.51%
 Waiver of Fund Expenses(2)                                              (0.06)%
 NET EXPENSES(2)                                                          0.45%
--------------------------------------------------------------------------------

(1) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2003, so that Net Expenses do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2003, at the discretion of the service providers.

--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
   1 year                                                                   $ 46
   3 years                                                                  $158
   5 years                                                                  $279
  10 years                                                                  $635
--------------------------------------------------------------------------------

                               11 PROSPECTUS - First American Money Market Funds
                                               Class Y Shares

POLICIES & SERVICES
BUYING AND SELLING SHARES

--------------------------------------------------------------------------------
MULTIPLE CLASS INFORMATION

The funds offer seven different share classes, although not all funds offer every share class. This prospectus offers Class Y shares. Class A, Class B, Class C, Class D, Class I, and Class S shares are available through separate prospectuses. There are differences among the fees and expenses for each of the seven classes. These differences result from their separate arrangements for shareholder and distribution services, not from any difference in amounts charged by the investment advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs.

The following describes the features of each class:

CLASS A SHARES. Class A shares are offered at net asset value with no front-end or contingent deferred sales charge, but with an annual shareholder servicing (12b-1) fee of 0.25%.

CLASS B SHARES. Class B shares are only offered by Prime Obligations Fund and are available only in exchange for Class B shares of another First American fund, or in establishing a systematic exchange program that will be used to purchase Class B shares of other First American funds. Prime Obligations Fund Class B shares have no front-end sales charge, however they do have:

o    higher annual expenses than Class A shares.

o a back-end sales charge, called a "contingent deferred sales charge," if you redeem your shares within six years of the date you purchased the original First American fund shares.

o automatic conversion to Class A shares eight years after purchase, thereby reducing future annual expenses.

CLASS C SHARES. Class C shares are only offered by Prime Obligations Fund and are available only in exchange for Class C shares of another First American fund, or in establishing a systematic exchange program that will be used to purchase Class C shares of other First American funds. Prime Obligations Fund Class C shares:

o are subject to a 1% contingent deferred sales charge if you redeem your shares within 18 months of the date you purchased the original First American fund shares.

o    have higher annual expenses than Class A shares.

o    do not convert to Class A shares.

CLASS D SHARES. Class D shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class D shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing (12b-1) fee of 0.15%. Ohio Tax Free Obligations Fund does not offer Class D shares.

CLASS I SHARES. Class I shares are only offered by Prime Obligations Fund and are available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class I shares are sold at net asset value, with no front-end or contingent deferred sales charge, and no annual shareholder servicing (12b-1) fee.

CLASS S SHARES. Class S shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class S shares are offered at net asset value with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.25%.

CLASS Y SHARES. Class Y shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class Y shares are sold at net asset value, with no front-end or contingent deferred sales charge, and no annual shareholder servicing (12b-1) fee.

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central time) every day the exchange is open. As discussed below, your order must be received by the funds by 9:00 a.m. Central time for Ohio Tax Free Obligations Fund, by 11:30 a.m. Central time for Tax Free Obligations Fund, and by 3:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund, in order for shares to be priced at that day's NAV.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the funds are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument's maturity, rather than looking at actual changes in the market value of the instrument. Each fund's net asset value is normally expected to be $1 per share.

--------------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES

You may purchase or sell shares by calling your financial institution. Shares may be purchased and sold on any day when the New York Stock Exchange (NYSE) is open. Purchases and sales of shares may also be restricted in the event of an early or unscheduled close of the NYSE.

The funds will accept purchase and sale orders, even if the NYSE is closed, on those days on which Federal reserve banks are open, the primary trading markets for the funds' portfolio instruments are open, and the funds' management believes there is adequate liquidity to meet redemption requests and/or an

                               12 PROSPECTUS - First American Money Market Funds
                                               Class Y Shares

POLICIES & SERVICES
BUYING AND SELLING SHARES CONTINUED

adequate market to meet purchase requests. The funds will not accept exchanges from other funds unless the NYSE is open.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Wire federal funds as follows:

U.S. BANK NATIONAL ASSOCIATION
ABA NUMBER: 0420-00013
ACCOUNT NUMBER: 112-952-137
CREDIT TO: FIRST AMERICAN (NAME OF FUND, INVESTOR NAME, AND
           INVESTOR ACCOUNT #)

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased or sold at that day's price, the funds must receive purchase orders or redemption requests by 9:00 a.m. Central time for Ohio Tax Free Obligations Fund, by 11:30 a.m. Central time for Tax Free Obligations Fund, and by 3:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund. It is the responsibility of your financial institution to promptly transmit orders to the funds. In addition, a purchase order will be effective on the day given only if the funds' custodian receives payment by wire before the close of business.

If the fund receives a redemption request by the time specified above, payment will generally be made the same day by transfer of federal funds. Otherwise, payment will generally be made on the next business day.

--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES

Exchanges may be made only on days when the New York Stock Exchange is open.

If your investment goals or your financial needs change, you may exchange your shares for Class Y shares of another First American fund. Exchanges will be made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold Class Y shares, for example, if you decide to discontinue your fiduciary, agency, or custodian account, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class Y shares.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution and your exchange order must be received by the funds by 9:00 a.m. Central time for Ohio Tax Free Obligations Fund, by 11:30 a.m. Central time for Tax Free Obligations Fund, and by 3:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund. It is the responsibility of your financial institution to promptly transmit your exchange order to the funds. Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

                               13 PROSPECTUS - First American Money Market Funds
                                               Class Y Shares

POLICIES & SERVICES
MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

STATEMENTS AND CONFIRMATIONS. Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, a fund does not send statements to individuals who have their shares held in an omnibus account.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared daily and paid monthly. You will receive dividends starting on the day on which you paid for your shares. You will not receive a dividend for the day on which proceeds are distributed from a requested sale of shares.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares at the current NAV.

--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

For Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund, dividends you receive from the funds are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. You should consult your tax advisor for more information.

Tax Free Obligations Fund and Ohio Tax Free Obligations Fund intend to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal tax. However, although they have no current intention of doing so, each fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the federal alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax.

OHIO INCOME TAXATION. Dividends paid by the Ohio Tax Free Obligations Fund will be exempt from Ohio income taxes for individuals, estates, and trusts, and will not be included in the "net income" of corporations for purposes of the Ohio corporate franchise tax, to the extent they are derived from interest on Ohio municipal obligations.

                               14 PROSPECTUS - First American Money Market Funds
                                               Class Y Shares

ADDITIONAL INFORMATION
MANAGEMENT

U.S. Bancorp Asset Management, Inc., is the funds' investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2002, U.S. Bancorp Asset Management and its affiliates had more than $111 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds' business and investment activities, subject to the authority of the funds' board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services. The table below reflects investment advisory fees paid to the investment advisor, after taking into account any fee waivers, for the funds' most recently completed fiscal year.

                                                                    Advisory fee
                                                                       as a % of
                                                                   average daily
                                                                      net assets
--------------------------------------------------------------------------------
GOVERNMENT OBLIGATIONS FUND                                                0.29%
OHIO TAX FREE OBLIGATIONS FUND                                             0.13%
PRIME OBLIGATIONS FUND                                                     0.32%
TAX FREE OBLIGATIONS FUND                                                  0.29%
TREASURY OBLIGATIONS FUND                                                  0.29%
--------------------------------------------------------------------------------

DIRECT CORRESPONDENCE TO:
FIRST AMERICAN FUNDS
P.O. BOX 1330
MINNEAPOLIS, MN 55440-1330

INVESTMENT ADVISOR
U.S. BANCORP ASSET MANAGEMENT, INC.
800 NICOLLET MALL
MINNEAPOLIS, MN 55402

DISTRIBUTOR
QUASAR DISTRIBUTORS, LLC
615 E. MICHIGAN STREET
MILWAUKEE, WI 53202

ADDITIONAL COMPENSATION

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds' investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

ADMINISTRATION SERVICES. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees, on an annual basis of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc., and First American Insurance Portfolios, Inc., and up to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and shareholder accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

DISTRIBUTION SERVICES. Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the funds and receives out of pocket expenses incurred while providing distribution and other sub-administrative services for the funds.

SECURITIES LENDING SERVICES. In connection with lending its portfolio securities, Government Obligations Fund pays fees to U.S. Bancorp Asset Management which are equal to 25% of the fund's income from these securities lending transactions. The fund also pays an administrative fee of 0.025% based on total securities on loan.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

PORTFOLIO MANAGEMENT

The funds are managed by a team of persons associated with U.S. Bancorp Asset Management.

                               15 PROSPECTUS - First American Money Market Funds
                                               Class Y Shares

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

In addition to the securities specified in the "Fund Summaries" section, each fund may invest in other money market funds that invest in the same types of securities as the respective fund, including money market funds advised by the funds' investment advisor.

--------------------------------------------------------------------------------
INVESTMENT APPROACH

Each fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that each fund's investments mature within 397 days from the date of purchase, and that the average maturity of each fund's investments (on a dollar-weighted basis) be 90 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds' investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds' advisor to present minimal credit risks.

When selecting securities for the funds, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities. The portfolio managers look for value while adhering to the credit and other restrictions on money market funds.

--------------------------------------------------------------------------------
INVESTMENT RISKS

The main risks of investing in the funds are summarized in the "Fund Summaries" section.

--------------------------------------------------------------------------------
ADDITIONAL RISKS OF GOVERNMENT OBLIGATIONS FUND

RISKS OF SECURITIES LENDING

When Government Obligations Fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the fund enters into loan arrangements only with institutions which the fund's advisor has determined are creditworthy under guidelines established by the fund's board of directors.

                               16 PROSPECTUS - First American Money Market Funds
                                               Class Y Shares

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Class Y shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's operations. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

The information for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, and Treasury Obligations Fund for the fiscal years ended September 30, 2002, September 30, 2001, September 30, 2000, and September 30, 1999, has been derived from financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request. The information for the fiscal periods ended on or before September 30, 1998, has been audited by other auditors.

The information for Ohio Tax Free Obligations Fund for the fiscal periods ended September 30, 2002, and September 30, 2001, has been derived from financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

GOVERNMENT OBLIGATIONS FUND

                                                                              Fiscal year ended September 30,
                                                               2002           2001           2000         1999          1998
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                        $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                            ----------     ----------     ----------     ----------     ----------
Net Investment Income                                             0.02           0.05           0.06           0.05           0.05
Dividends (from net investment income)                           (0.02)         (0.05)         (0.06)         (0.05)         (0.05)
                                                            ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period                              $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                            ==========     ==========     ==========     ==========     ==========
Total Return(1)                                                   1.71%          4.84%          5.75%          4.67%          5.30%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                             $1,562,880     $1,041,700     $  937,230     $  938,897     $1,000,043
Ratio of Expenses to Average Net Assets                           0.45%          0.45%          0.45%          0.45%          0.45%
Ratio of Net Investment Income to Average Net Assets              1.68%          4.75%          5.59%          4.57%          5.18%
Ratio of Expenses to Average Net Assets (excluding waivers)       0.51%          0.51%          0.51%          0.52%          0.52%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                              1.62%          4.69%          5.53%          4.50%          5.11%
----------------------------------------------------------------------------------------------------------------------------------

(1) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

OHIO TAX FREE OBLIGATIONS FUND

                                                                              Fiscal year            Fiscal period
                                                                                 ended                   ended
                                                                           September 30, 2002     September 30, 2001(1)
------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                       $             1.00     $             1.00
                                                                           ------------------     ------------------
Net Investment Income                                                                    0.01                     --
Dividends (from net investment income)                                                  (0.01)                    --
                                                                           ------------------     ------------------
Net Asset Value, End of Period                                             $             1.00     $             1.00
                                                                           ==================     ==================
Total Return(2)                                                                          1.05%                  0.02%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                            $              528     $               --
Ratio of Expenses to Average Net Assets                                                  0.45%                  0.00%
Ratio of Net Investment Income to Average Net Assets                                     1.00%                  0.00%
Ratio of Expenses to Average Net Assets (excluding waivers)                              0.67%                  0.00%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)                 0.78%                  0.00%
------------------------------------------------------------------------------------------------------------------------

(1) Commenced operations on September 26, 2001. All ratios for the period have been annualized, except total return.

(2) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                               17 PROSPECTUS - First American Money Market Funds
                                               Class Y Shares

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS CONTINUED

PRIME OBLIGATIONS FUND

                                                                                Fiscal year ended September 30,
                                                               2002           2001           2000           1999           1998
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                        $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                            ----------     ----------     ----------     ----------     ----------
Net Investment Income                                             0.02           0.05           0.06           0.05           0.05
Dividends (from net investment income)                           (0.02)         (0.05)         (0.06)         (0.05)         (0.05)
                                                            ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period                              $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                            ==========     ==========     ==========     ==========     ==========
Total Return(1)                                                   1.76%          4.96%          5.90%          4.89%          5.42%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                             $8,666,782     $7,577,143     $6,431,029     $6,228,207     $5,445,685
Ratio of Expenses to Average Net Assets                           0.48%          0.48%          0.47%          0.45%          0.45%
Ratio of Net Investment Income to Average Net Assets              1.73%          4.78%          5.75%          4.78%          5.28%
Ratio of Expenses to Average Net Assets (excluding waivers)       0.51%          0.50%          0.51%          0.51%          0.53%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                              1.70%          4.76%          5.71%          4.72%          5.20%
----------------------------------------------------------------------------------------------------------------------------------

(1) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

TAX FREE OBLIGATIONS FUND(1)

                                                          Fiscal year ended September 30,
                                                  2002          2001          2000          1999
---------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period            $    1.00     $    1.00     $    1.00     $    1.00
                                                ---------     ---------     ---------     ---------
Net Investment Income                                0.01          0.03          0.04          0.03
Dividends (from net investment income)              (0.01)        (0.03)        (0.04)        (0.03)
                                                ---------     ---------     ---------     ---------
Net Asset Value, End of Period                  $    1.00     $    1.00     $    1.00     $    1.00
                                                =========     =========     =========     =========
Total Return(4)                                      1.16%         3.02%         3.59%         2.82%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                 $ 584,132     $ 443,276     $ 375,891     $ 338,490
Ratio of Expenses to Average Net Assets              0.45%         0.45%         0.45%         0.45%
Ratio of Net Investment Income to Average Net
 Assets                                              1.14%         2.93%         3.53%         2.75%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                 0.51%         0.51%         0.51%         0.52%
Ratio of Net Investment Income to Average Net
 Assets (excluding waivers)                          1.08%         2.87%         3.47%         2.68%
---------------------------------------------------------------------------------------------------

[WIDE TABLE CONTINUED FROM ABOVE]

                                                    Fiscal period         Fiscal period
                                                        ended                 ended
                                                September 30, 1998(2)   November 30, 1997(3)
-------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period            $             1.00     $             1.00
                                                ------------------     ------------------
Net Investment Income                                         0.03                   0.01
Dividends (from net investment income)                       (0.03)                 (0.01)
                                                ------------------     ------------------
Net Asset Value, End of Period                  $             1.00     $             1.00
                                                ==================     ==================
Total Return(4)                                               2.67%                  1.08%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                 $          272,995     $           10,703
Ratio of Expenses to Average Net Assets                       0.45%                  0.64%
Ratio of Net Investment Income to Average Net
 Assets                                                       3.13%                  3.09%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                          0.58%                  0.97%
Ratio of Net Investment Income to Average Net
 Assets (excluding waivers)                                   3.00%                  2.76%
-------------------------------------------------------------------------------------------

(1) The financial highlights for the Tax Free Obligations Fund include the historical financial highlights of the Qualivest Tax-Free Money Market Fund Class Y shares. The assets of the Qualivest Tax-Free Money Market Fund were acquired by the Tax Free Obligations Fund on November 25, 1997. In connection with such acquisition, Class Y and Class Q shares of the Qualivest Tax-Free Money Market Fund were exchanged for Class Y shares of the Tax Free Obligations Fund.

(2) For the period December 1, 1997 to September 30, 1998. All ratios for the period have been annualized, except total return. The Fund's fiscal year end changed from November 30 to September 30, effective September 30, 1998.

(3) For the period August 1, 1997 to November 30, 1997. All ratios for the period have been annualized, except total return. The Fund's fiscal year end changed from July 31 to November 30, effective November 30, 1997.

(4) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                               18 PROSPECTUS - First American Money Market Funds
                                               Class Y Shares

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS CONTINUED

TREASURY OBLIGATIONS FUND

                                                                                Fiscal year ended September 30,
                                                               2002           2001           2000           1999           1998
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                        $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                            ----------     ----------     ----------     ----------     ----------
Net Investment Income                                             0.02           0.05           0.05           0.05           0.05
Dividends (from net investment income)                           (0.02)         (0.05)         (0.05)         (0.05)         (0.05)
                                                            ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period                              $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                            ==========     ==========     ==========     ==========     ==========
Total Return(1)                                                   1.64%          4.70%          5.53%          4.57%          5.26%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                             $2,996,616     $2,929,764     $2,065,655     $2,620,803     $1,803,608
Ratio of Expenses to Average Net Assets                           0.45%          0.45%          0.45%          0.45%          0.45%
Ratio of Net Investment Income to Average Net Assets              1.62%          4.48%          5.39%          4.49%          5.13%
Ratio of Expenses to Average Net Assets (excluding waivers)       0.51%          0.51%          0.51%          0.51%          0.51%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                              1.56%          4.42%          5.33%          4.43%          5.07%
----------------------------------------------------------------------------------------------------------------------------------

(1) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                               19 PROSPECTUS - First American Money Market Funds
                                               Class Y Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports.

--------------------------------------------------------------------------------
FIRST AMERICAN FUNDS WEB SITE

Information about the First American funds may be viewed on the funds' Internet Web site at http://www.firstamericanfunds.com.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

PROMMY  12/02

SEC file number:  811-05309

[LOPGO] FIRST AMERICAN FUNDS (TM)

[LOGO] FIRST AMERICAN FUNDS(TM)            DECEMBER 1, 2002



                                           PROSPECTUS

                                           FIRST AMERICAN FUNDS, INC.


                                           ASSET CLASS - MONEY MARKET FUNDS




                               MONEY MARKET
                                      FUNDS



                                           TREASURY RESERVE FUND








                                           AS WITH ALL MUTUAL FUNDS, THE
                                           SECURITIES AND EXCHANGE COMMISSION
                                           HAS NOT APPROVED OR DISAPPROVED THE
                                           SHARES OF THESE FUNDS, OR DETERMINED
                                           IF THE INFORMATION IN THIS
                                           PROSPECTUS IS ACCURATE OR COMPLETE.
                                           ANY STATEMENT TO THE CONTRARY IS A
                                           CRIMINAL OFFENSE.

TABLE OF CONTENTS


FUND SUMMARY
--------------------------------------------------------------------------------
  Treasury Reserve Fund                                                        2
--------------------------------------------------------------------------------
POLICIES & SERVICES
--------------------------------------------------------------------------------
  Buying Shares                                                                4
--------------------------------------------------------------------------------
  Selling Shares                                                               6
--------------------------------------------------------------------------------
  Managing Your Investment                                                     8
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
  Management                                                                   9
--------------------------------------------------------------------------------
  More About The Fund                                                         10
--------------------------------------------------------------------------------
  Financial Highlights                                                        11
--------------------------------------------------------------------------------
FOR MORE INFORMATION                                                  Back Cover
--------------------------------------------------------------------------------

FUND SUMMARY
INTRODUCTION

This section of the prospectus describes the objective of the First American Treasury Reserve Fund, summarizes the main investment strategies used by the fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the fund.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUND, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE, OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.

                                1 PROSPECTUS - First American Money Market Funds
                                               Treasury Reserve Fund

FUND SUMMARY
TREASURY RESERVE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Treasury Reserve Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Treasury Reserve Fund invests exclusively in short-term U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a repurchase agreement held by the fund, or a securities lending agreement entered into by the fund, could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o By investing solely in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

                                2 PROSPECTUS - First American Money Market Funds
                                               Treasury Reserve Fund

FUND SUMMARY
TREASURY RESERVE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1,2)

[BAR CHART]

3.26%   2.54%   3.51%   5.26%   4.77%   4.86%   4.61%   4.06%   5.24%   3.15%
--------------------------------------------------------------------------------
1992    1993    1994    1995    1996    1997    1998    1999    2000    2001

Best Quarter:
Quarter ending   March 31, 1991      1.52%

Worst Quarter:
Quarter ending   December 31, 2001   0.37%

AVERAGE ANNUAL TOTAL RETURNS    Inception
AS OF 12/31/01(2)                    Date    One Year   Five Years     Ten Years
--------------------------------------------------------------------------------
Treasury Reserve Fund             4/15/89       3.15%        4.36%         4.11%
--------------------------------------------------------------------------------

(1)  Total return for the period from 1/1/02 through 9/30/02 was 0.79%.

(2) On 9/24/01, the Treasury Reserve Fund became the successor by merger to the Retail A shares of the Firstar U.S. Treasury Money Market Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Retail A shares of the Firstar U.S. Treasury Money Market Fund. The Firstar U.S. Treasury Money Market Fund was organized on 11/27/00 in a combination of the Mercantile Treasury Money Market Portfolio, a separate series of Mercantile Mutual Funds, Inc., and Firstar Stellar Treasury Fund, a separate series of Firstar Stellar Funds, Inc. Performance presented prior to 11/27/00 represents that of the predecessor Firstar Stellar Fund.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None
 ANNUAL MAINTENANCE FEE(1)                                               $    50
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500

ANNUAL FUND OPERATING EXPENSES(2) AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                          0.35%
 Distribution and Service (12b-1) Fees                                    0.50%
 Other Expenses                                                           0.15%
 Total Annual Fund Operating Expenses                                     1.00%
 Waiver of Fund Expenses(3)                                              (0.06)%
 NET OPERATING EXPENSES(3)                                                0.94%
--------------------------------------------------------------------------------

(1) The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services - Selling Shares, Accounts with Low Balances."

(2) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(3) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2003, so that Net Expenses do not exceed 0.94%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2003, at the discretion of the service providers.

--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
   1 year                                                                 $   96
   3 years                                                                $  312
   5 years                                                                $  547
  10 years                                                                $1,219
--------------------------------------------------------------------------------

                                3 PROSPECTUS - First American Money Market Funds
                                               Treasury Reserve Fund

POLICIES & SERVICES
BUYING SHARES

You may become a shareholder in the fund with an initial investment of $1,000 or more ($500 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). The fund has the right to waive these minimum investment requirements for employees of the fund's advisor and its affiliates. The fund also has the right to reject any purchase order.

--------------------------------------------------------------------------------
12b-1 FEES

The fund has adopted a plan under Rule 12b-1 of the Investment Company Act that allows it to pay the fund's distributor an annual fee equal to 0.50% of the fund's average daily net assets for the distribution and sale of its shares and for services provided to shareholders. The fund's distributor uses the fee to pay commissions to institutions that sell fund shares.

Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The advisor or the distributor may pay additional fees to institutions out of their own assets in exchange for sales and/or administrative services performed on behalf of the institution's customers.

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central time) every day the exchange is open. As discussed below, your order must be received by the fund by 3:00 p.m. Central time in order for shares to be priced at that day's NAV.

The fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the fund are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument's maturity, rather than looking at actual changes in the market value of the instrument. The fund's net asset value is normally expected to be $1 per share.

Your purchase price for fund shares is their net asset value. You pay no front-end or back-end sales charge.

--------------------------------------------------------------------------------
HOW TO BUY SHARES

You may buy shares on any day when the New York Stock Exchange (NYSE) is open. However, purchases of shares may be restricted in the event of an early or unscheduled close of the NYSE. Your shares will be priced at the net asset value determined on the day your purchase order is processed. To make sure that your order is accepted, follow the directions for purchasing shares given below.

The fund will accept purchase orders, even if the NYSE is closed, on those days on which Federal reserve banks are open, the primary trading markets for the fund's portfolio instruments are open and the fund's management believes there is an adequate market to meet purchase requests. The fund will not accept exchanges from other funds unless the NYSE is open.

BY PHONE. You may purchase shares by calling your investment professional or financial institution, if they have a sales agreement with the fund's distributor. In order for shares to be purchased at that day's price, your investment professional or financial institution must transmit orders to the fund by 3:00 p.m. Central time. Your investment professional or financial institution will specify the time by which they must receive your purchase order to assure same day processing.

Some financial institutions may charge a fee for helping you purchase shares. Contact your investment professional or financial institution for more information.

If you are paying by wire, you may purchase shares by calling Investor Services at 800 677-FUND before 3:00 p.m. Central time. All information will be taken over the telephone, and your order will be placed when the fund's custodian receives payment by wire. Wire federal funds as follows:

U.S. BANK NATIONAL ASSOCIATION
ABA NUMBER: 0420-00013
ACCOUNT NUMBER: 112-952-137
CREDIT TO: FIRST AMERICAN (NAME OF FUND, INVESTOR NAME, AND
           INVESTOR ACCOUNT #)

                                4 PROSPECTUS - First American Money Market Funds
                                               Treasury Reserve Fund

POLICIES & SERVICES
BUYING SHARES CONTINUED

BY MAIL. To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund, and mail both to:

FIRST AMERICAN FUNDS
P.O. BOX 3011
MILWAUKEE, WI 53201-3011

OVERNIGHT EXPRESS MAIL MAY BE SENT TO:

FIRST AMERICAN FUNDS
615 EAST MICHIGAN STREET
MILWAUKEE, WI 53202

After you have established an account, you may purchase additional shares by mailing your check to First American Funds at the same address.

Please note the following:

o all purchases must be drawn on a bank located within the United States and payable in U.S. dollars to First American Funds.

o third-party checks, credit cards, credit card checks, and cash may not be accepted.

o if a check does not clear your bank, the fund reserves the right to cancel the purchase, and you could be liable for any losses or fees incurred.

--------------------------------------------------------------------------------
INVESTING AUTOMATICALLY

To purchase shares as part of a savings discipline, you may add to your investment on a regular basis by having $100 or more ($25 for retirement plans and Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts) automatically withdrawn from your bank account on a periodic basis and invested in fund shares. You may apply for participation in this program through your investment professional or financial institution or by calling Investor Services at 800 677-FUND.

                                5 PROSPECTUS - First American Money Market Funds
                                               Treasury Reserve Fund

POLICIES & SERVICES
SELLING SHARES

--------------------------------------------------------------------------------
HOW TO SELL SHARES

You may sell your shares on any day when the New York Stock Exchange (NYSE) is open. However, redemption of shares may be restricted in the event of an early or unscheduled close of the NYSE. Your shares will be sold at the net asset value determined on the day your redemption is processed. To make sure that your order is accepted, follow the directions for selling shares given below.

The fund will accept redemption requests, even if the NYSE is closed, on those days on which Federal reserve banks are open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is adequate liquidity to meet redemption requests. The fund will not accept exchanges from other funds unless the NYSE is open.

The proceeds from your sale normally will be mailed or wired within one day, but in no event more than seven days, after your request is received in proper form.

BY PHONE. If you purchased shares through an investment professional or financial institution, simply call them to sell your shares. Your investment professional or financial institution must transmit redemption requests to the fund by 3:00 p.m. Central time in order for redemptions to be processed on that day. Your investment professional or financial institution will specify the time by which they must receive your redemption request to assure same day processing. Contact your investment professional or financial institution directly for more information.

If you did not purchase shares through an investment professional or financial institution, you may sell your shares by calling Investor Services at 800 677-FUND before 3:00 p.m. Central time. Calls received after this time will be processed the following business day. Proceeds can be wired to your bank account (if the proceeds are at least $1,000 and you have previously supplied your bank account information to the fund) or sent to you by check. The fund reserves the right to limit telephone redemptions to $50,000 per day.

If you recently purchased your shares by check or through the Automated Clearing House (ACH), proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 15 calendar days from the date of purchase.

BY MAIL. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address:

FIRST AMERICAN FUNDS
P.O. BOX 3011
MILWAUKEE, WI 53201-3011

OVERNIGHT EXPRESS MAIL MAY BE SENT TO:

FIRST AMERICAN FUNDS
615 EAST MICHIGAN STREET
MILWAUKEE, WI 53202

Your request should include the following information:

o name of the fund.

o account number.

o dollar amount or number of shares redeemed.

o name on the account.

o signatures of all registered account owners.

Signatures on a written request must be guaranteed if:

o you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record.

o you would like the check mailed to an address other than the address on the fund's records.

o your redemption request is for $50,000 or more.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability.

Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.

BY CHECKING ACCOUNT. You may sign up for check writing privileges when you complete a new account form, or by calling your investment professional, financial institution, or the funds. With a fund checking account, you may redeem shares simply by writing a check for $100 or more. Call Investor Services at 800 677-FUND for more information.

Please note that you may not use a check to close your account.

--------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWALS

If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. To set up systematic withdrawals, contact your investment professional or financial institution.

--------------------------------------------------------------------------------
     ACCOUNTS WITH LOW BALANCES

   If your account balance falls below $500 as a result of selling or exchanging shares, the fund reserves the right to either:

   o deduct a $50 annual account maintenance fee, or

   o close your account and send you the proceeds, less any applicable contingent deferred sales charge.

   Before taking any action, however, the fund will send you written notice of the action it intends to take and give you 30 days to re-establish a minimum account balance of $500.

                                6 PROSPECTUS - First American Money Market Funds
                                               Treasury Reserve Fund

POLICIES & SERVICES
SELLING SHARES CONTINUED

--------------------------------------------------------------------------------
SYSTEMATIC EXCHANGE PROGRAM

You may make automatic monthly exchanges of your fund for Class A shares of another First American fund. Investing a fixed dollar amount at regular intervals, sometimes referred to as "dollar cost averaging," may have the effect of reducing the average cost per share of the fund acquired.

To set up a systematic exchange program, you initially purchase an amount of the fund equal to the total amount that you wish to invest in Class A shares of the other First American fund. On a monthly basis, the dollar amount that you specify will then be exchanged for Class A shares of the other First American fund. Exchanges into Class A shares will be subject to the applicable sales charge imposed by the First American fund into which you are exchanging. You may wish to execute a letter of intent in connection with a Class A share systematic exchange program. (A letter of intent indicates a non-binding intent to purchase $50,000 or more of First American fund Class A shares over a 13-month period, which lowers your sales charge. See the prospectus of the First American fund into which you plan to exchange for more information.)

You may set up a systematic exchange program through your investment professional or financial institution, or by calling Investor Services at 800 677-FUND.

--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES

Exchanges may be made only on days when the New York Stock Exchange is open.

If your investment goals or your financial needs change, you may move from one First American fund to another First American fund. There is no fee to exchange shares.

You may exchange your shares only for Class A shares of another First American fund. Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your shares for Class A shares of another First American fund, you will have to pay the sales charge imposed by the fund, unless your fund shares were originally issued in exchange for shares of a First American fund that had a sales charge.

Before exchanging into any fund, be sure to read its prospectus carefully. The fund may change or cancel its exchange policies at any time. You will be notified of any changes. The fund has the right to limit exchanges to four times per year.

BY PHONE. You may exchange shares by calling your investment professional, your financial institution, or the fund, provided that both First American funds have identical shareholder registrations. To request an exchange through the fund, call Investor Services at 800 677-FUND. Your instructions must be received by the fund before 3:00 p.m. Central time or by an earlier time specified by your investment professional or financial institution, in order for shares to be exchanged the same day.

BY MAIL. To exchange shares by written request, please follow the procedures under "Selling Shares." Be sure to include the names of both funds involved in the exchange.

--------------------------------------------------------------------------------
   TELEPHONE TRANSACTIONS

   You may buy, sell, or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this option on an existing account, please call Investor Services at 800 677-FUND to request the appropriate form.

   The fund and its agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The fund and its agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations.

   It may be difficult to reach the fund by telephone during periods of unusual market activity. If you are unable to reach the fund or its agents by telephone, please consider sending written instructions.

                                7 PROSPECTUS - First American Money Market Funds
                                               Treasury Reserve Fund

POLICIES & SERVICES
MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the fund will try to limit its mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

STATEMENTS AND CONFIRMATIONS. Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each non-systematic purchase or sale of fund shares. Generally, a fund does not send statements for funds held in a brokerage account.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from the fund's net investment income are declared daily and paid monthly. You will receive dividends starting on the day on which you paid for your shares. You will not receive a dividend for the day on which proceeds are distributed from a requested sale of shares.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares at the current NAV.

--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the fund are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Dividends you receive from the fund are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. You should consult your tax advisor for more information.

                                8 PROSPECTUS - First American Money Market Funds
                                               Treasury Reserve Fund

ADDITIONAL INFORMATION
MANAGEMENT

U.S. Bancorp Asset Management, Inc., is the fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2002, U.S. Bancorp Asset Management and its affiliates had more than $111 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

For the most recently completed fiscal year, the fund paid the investment advisor a monthly fee equal to an annual rate of 0.29% of average daily net assets, after taking into account any fee waivers, for providing investment advisory services to the fund.

DIRECT CORRESPONDENCE TO:
FIRST AMERICAN FUNDS
P.O. BOX 1330
MINNEAPOLIS, MN 55440-1330

INVESTMENT ADVISOR
U.S. BANCORP ASSET MANAGEMENT, INC.
800 NICOLLET MALL
MINNEAPOLIS, MN 55402

DISTRIBUTOR
QUASAR DISTRIBUTORS, LLC
615 E. MICHIGAN STREET
MILWAUKEE, WI 53202

ADDITIONAL COMPENSATION

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the fund's investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of the fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the fund.

ADMINISTRATION SERVICES. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees, on an annual basis of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc., and First American Insurance Portfolios, Inc., and up to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and shareholder accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

DISTRIBUTION SERVICES. Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the fund and receives distribution and shareholder servicing fees and out of pocket expenses incurred while providing distribution and other sub-administrative services for the fund.

Securities Lending Services. In connection with lending its portfolio securities, the fund pays fees to U.S. Bancorp Asset Management which are equal to 25% of the fund's income from these securities lending transactions. The fund also pays an administrative fee equal to 0.025% based on total securities on loan.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the fund, the fund's investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bancorp Asset Management, U.S. Bank or their broker-dealer affiliates, U.S. Bancorp Investments, Inc., and U.S. Bancorp Piper Jaffray Inc., those entities may receive shareholder servicing fees from the fund's distributor.

PORTFOLIO MANAGEMENT

The funds are managed by a team of persons associated with U.S. Bancorp Asset Management.

                                9 PROSPECTUS - First American Money Market Funds
                                               Treasury Reserve Fund

ADDITIONAL INFORMATION
MORE ABOUT THE FUND

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The fund's main investment strategies are discussed in the "Fund Summary" section. These are the strategies that the fund's investment advisor believes are most likely to be important in trying to achieve the fund's objective. You should be aware that the fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

In addition to the securities specified in the "Fund Summary" section, the fund may invest in other money market funds that invest in the same types of securities as the fund, including money market funds advised by the fund's investment advisor.

--------------------------------------------------------------------------------
INVESTMENT APPROACH

The fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that the fund's investments mature within 397 days from the date of purchase, and that the average maturity of the fund's investments (on a dollar-weighted basis) be 90 days or less. The fund may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the fund to consider some of these securities as having maturities shorter than their stated maturity dates. All of the fund's investments must be in U.S. dollar-denominated high quality securities which have been determined by the fund's advisor to present minimal credit risks.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities. The portfolio managers look for value while adhering to the credit and other restrictions on money market funds.

--------------------------------------------------------------------------------
INVESTMENT RISKS

The main risks of investing in the fund are summarized in the "Fund Summary" section.

--------------------------------------------------------------------------------
ADDITIONAL RISKS

RISKS OF SECURITIES LENDING

When the fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the fund enters into loan arrangements only with institutions which the fund's advisor has determined are creditworthy under guidelines established by the fund's board of directors.

                               10 PROSPECTUS - First American Money Market Funds
                                               Treasury Reserve Fund

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The table that follows presents performance information about the Treasury Reserve Fund. This information is intended to help you understand the fund's financial performance for the past five years. Total returns in the table represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

The information for the fiscal periods ended September 30, 2002, and September 30, 2001, has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The information for the fiscal periods ended on or before October 31, 2000, has been audited by other auditors.

TREASURY RESERVE FUND(1)

                                                Fiscal year          Fiscal period           Fiscal period
                                                   ended                 ended                   ended
                                            September 30, 2002   September 30, 2001(2)    October 31, 2000(3)
--------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period        $             1.00     $             1.00     $             1.00
                                            ------------------     ------------------     ------------------
Net Investment Income                                     0.01                   0.04                   0.05
Dividends (from net investment income)                   (0.01)                 (0.04)                 (0.05)
                                            ------------------     ------------------     ------------------
Net Asset Value, End of Period              $             1.00     $             1.00     $             1.00
                                            ==================     ==================     ==================
Total Return(4)                                           1.15%                  3.97%                  5.04%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)             $        2,794,773     $        2,760,479     $        2,284,168
Ratio of Expenses to Average Net Assets                   0.94%                  0.94%                  0.99%
Ratio of Net Investment Income to Average
 Net Assets                                               1.15%                  3.92%                  4.98%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                      1.00%                  0.95%                  1.09%
Ratio of Net Investment Income to Average
 Net Assets (excluding waivers)                           1.09%                  3.91%                  4.88%
--------------------------------------------------------------------------------------------------------------

[WIDE TABLE CONTINUED FROM ABOVE]

                                                         Fiscal year ended
                                                            November 30,
                                               1999            1998            1997
---------------------------------------------------------------------------------------
Per Share Data
Net Asset Value, Beginning of Period        $      1.00     $      1.00     $      1.00
                                            -----------     -----------     -----------
Net Investment Income                              0.04            0.05            0.05
Dividends (from net investment income)            (0.04)          (0.05)          (0.05)
                                            -----------     -----------     -----------
Net Asset Value, End of Period              $      1.00     $      1.00     $      1.00
                                            ===========     ===========     ===========
Total Return(4)                                    4.02%           4.69%           4.85%
Ratios/Supplemental Data
Net Assets, End of Period (000)             $ 1,049,641     $   542,430     $   469,400
Ratio of Expenses to Average Net Assets            0.92%           0.88%           0.73%
Ratio of Net Investment Income to Average
 Net Assets                                        3.98%           4.58%           4.73%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                               1.08%           1.08%           0.93%
Ratio of Net Investment Income to Average
 Net Assets (excluding waivers)                    3.82%           4.38%           4.53%
---------------------------------------------------------------------------------------

(1) The financial highlights for the Treasury Reserve Fund include the historical financial highlights of the Firstar U.S. Treasury Money Market Fund Class A shares. The assets of the Firstar U.S. Treasury Money Market Fund were acquired by the Treasury Reserve Fund on September 24, 2001. In connection with such acquisition, Class A shares of the Firstar U.S. Treasury Money Market Fund were exchanged for Class A shares of the Treasury Reserve Fund.

(2) For the period November 1, 2000 to September 30, 2001. All ratios for the period have been annualized, except total return. The Fund's fiscal year end changed from October 31 to September 30, effective September 30, 2001.

(3) For the period December 1, 1999 to October 31, 2000. All ratios for the period have been annualized, except total return. The Fund's fiscal year end changed from November 30 to October 31, effective October 31, 2000.

(4) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                               11 PROSPECTUS - First American Money Market Funds
                                               Treasury Reserve Fund

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the fund is available in the fund's Statement of Additional Information and annual and semiannual reports, and on the First American funds' Internet Web site.

--------------------------------------------------------------------------------
FIRST AMERICAN FUNDS WEB SITE

Information about the First American funds may be viewed on the funds' Internet Web site at http://www.firstamericanfunds.com.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

You can obtain a free copy of the fund's SAI and/or free copies of the fund's most recent annual or semiannual report by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the fund is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

PRORESERVA  12/02

SEC file number:  811-05309

[LOGO] FIRST AMERICAN FUNDS (TM)

                           FIRST AMERICAN FUNDS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 1, 2002

                           GOVERNMENT OBLIGATIONS FUND
                             PRIME OBLIGATIONS FUND
                            TAX FREE OBLIGATIONS FUND
                            TREASURY OBLIGATIONS FUND
                              TREASURY RESERVE FUND
                         OHIO TAX FREE OBLIGATIONS FUND


         This Statement of Additional Information relates to the Class A, Class S, Class Y and Class D Shares of Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund and the Class B, Class C and Class I Shares of Prime Obligations Fund, the Class A, Class S and Class Y Shares of Ohio Tax Free Obligations Fund, and the Shares of the Treasury Reserve Fund (collectively, the "Funds"), each of which is a series of First American Funds, Inc. ("FAF"). This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Funds' current Prospectuses dated December 1, 2002. The financial statements included as part of the Funds' Annual Report to shareholders for the fiscal year ended September 30, 2002 are incorporated by reference into this Statement of Additional Information. This Statement of Additional Information is incorporated into the Funds' Prospectuses by reference. To obtain copies of Prospectuses or the Funds' Annual Report at no charge, write the Funds' distributor, Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202, or call Investor Services at 800 677-FUND. Please retain this Statement of Additional Information for future reference.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

GENERAL INFORMATION..........................................................1

INVESTMENT RESTRICTIONS......................................................2

ADDITIONAL RESTRICTIONS......................................................3

INVESTMENT OBJECTIVES AND POLICIES...........................................3
         Municipal Securities................................................4
         Loan Participations; Section 4(2) and Rule 144A Securities..........5
         Securities of Foreign Banks and Branches............................5
         Foreign Securities..................................................5
         United States Government Securities.................................6
         Repurchase Agreements...............................................6
         Credit Enhancement Agreements.......................................6
         Put Options.........................................................7
         Variable and Floating Rate Obligations..............................7
         Lending of Portfolio Securities.....................................7
         When-Issued and Delayed Delivery Securities.........................8
         Money Market Funds..................................................8
         Special Factors Affecting Ohio Tax Free Obligations Fund............8

PORTFOLIO TURNOVER..........................................................12

DIRECTORS AND OFFICERS OF THE FUND..........................................13
         Independent Directors..............................................13
         Interested Director(s).............................................15
         Officers...........................................................15
         Standing Committees of the Board of Directors......................16
         Fund Shares Owned by the Directors.................................17
         Approval of Investment Advisory Contract...........................17
         Compensation.......................................................18

CODE OF ETHICS..............................................................19

INVESTMENT ADVISORY AND OTHER SERVICES FOR THE FUNDS........................20
         Investment Advisor.................................................20
         Administrator......................................................21
         Distributor........................................................22
         Custodian and Auditors.............................................25

PORTFOLIO TRANSACTIONS......................................................26

CAPITAL STOCK...............................................................27

NET ASSET VALUE AND PUBLIC OFFERING PRICE...................................33

VALUATION OF PORTFOLIO SECURITIES...........................................34

TAXES    ...................................................................34

CALCULATION OF PERFORMANCE DATA.............................................35

ADDITIONAL INFORMATION ABOUT SELLING SHARES.................................37
         By Telephone.......................................................37
         By Mail............................................................38
         By Checking Account................................................38
         Redemption Before Purchase Instruments Clear.......................38

SHORT-TERM RATINGS..........................................................39

FINANCIAL STATEMENTS........................................................39

                               GENERAL INFORMATION

         First American Funds, Inc. ("FAF") was incorporated under the name "First American Money Fund, Inc." The Board of Directors and shareholders, at meetings held December 6, 1989 and January 18, 1990, respectively, approved amendments to the Articles of Incorporation providing that the name "First American Money Fund, Inc." be changed to "First American Funds, Inc."

         As set forth in the Prospectuses, FAF is organized as a series fund, and currently issues its shares in six series. Each series of shares represents a separate investment portfolio with its own investment objective and policies (in essence, a separate mutual fund). The series of FAF to which this Statement of Additional Information relates are named on the cover. These series are referred to in this Statement of Additional Information as the "Funds."

         Shareholders may purchase shares of each Fund through separate classes. Prime Obligations Fund offers its shares in seven classes, Class A, Class B, Class C, Class S, Class I, Class Y and Class D. Government Obligations Fund, Tax Free Obligations Fund and Treasury Obligations Fund offer their shares in four classes, Class A, Class S, Class Y and Class D. Ohio Tax Free Obligations Fund offers its shares in three classes, Class A, Class S and Class Y. Treasury Reserve Fund offers its shares in one class. The various classes provide for variations in distribution costs, voting rights and dividends. To the extent permitted under the 1940 Act, as amended (the "1940 Act"), the Funds may also provide for variations in other costs among the classes although they have no present intention to do so. Except for differences among the classes pertaining to distribution costs, each share of each Fund represents an equal proportionate interest in that Fund. Each of the Funds is an open-end diversified company.

         FAF has prepared and will provide a separate Prospectus relating to the Class A, Class B and Class C shares (the "Class A, Class B and Class C Shares Prospectus"), the Class S shares (the "Class S Shares Prospectus"), the Class I shares (the "Class I Shares Prospectus"), the Class Y shares (the "Class Y Shares Prospectus"), and the Class D shares (the "Class D Shares Prospectus") of the Funds, and a separate prospectus for the Treasury Reserve Fund (the "Treasury Reserve Fund Prospectus"). These Prospectuses can be obtained by writing Quasar Distributors, LLC at 615 East Michigan Street, Milwaukee, WI 53202, or by calling First American Funds Investor Services at 800 677-FUND.

         The Bylaws of FAF provide that meetings of shareholders be held only with such frequency as required under Minnesota law and the 1940 Act. Minnesota corporation law requires only that the Board of Directors convene shareholders' meetings when it deems appropriate. In addition, Minnesota law provides that if a regular meeting of shareholders has not been held during the immediately preceding 15 months, a shareholder or shareholders holding 3% or more of the voting shares of FAF may demand a regular meeting of shareholders by written notice given to the President or Treasurer of FAF. Within 30 days after receipt of the demand, the Board of Directors shall cause a regular meeting of shareholders to be called, which meeting shall be held no later than 40 days after receipt of the demand, all at the expense of FAF. In addition, the 1940 Act requires a shareholder vote for, among other things, all amendments to fundamental investment policies and restrictions, for approval of all investment advisory contracts and amendments thereto, and for all amendments to Rule 12b-1 distribution plans.

         This Statement of Additional Information may also refer to affiliated investment companies, including: First American Investment Funds, Inc. ("FAIF"); First American Strategy Funds, Inc. ("FASF"); First American Insurance Portfolios, Inc. ("FAIP"); and ten separate closed-end funds (American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc.-II, American Strategic Income Portfolio Inc.-III, American Municipal Income Portfolio Inc., Minnesota Municipal Income Portfolio Inc., American Select Portfolio Inc., American Municipal Term Trust Inc.-III, Minnesota Municipal Term Trust Inc.-II, American Income Fund, Inc. and First American Minnesota Municipal Income Fund II, Inc.), collectively referred to as the First American Closed-End Funds ("FACEF").

                             INVESTMENT RESTRICTIONS

         In addition to the investment objectives and policies set forth in the Prospectus and under the caption "Investment Objectives and Policies" below, each of the Funds is subject to the investment restrictions set forth below. The investment restrictions set forth in paragraphs 1 through 6 below are fundamental and cannot be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of that Fund as defined in the 1940 Act, i.e., by the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund. The investment restrictions set forth in paragraphs 7 and 8 below are non-fundamental and may be changed by FAF's Board of Directors without a shareholder vote.

         None of the Funds will:

         1. Concentrate its investments in a particular industry, except that there shall be no limitation on the purchase of obligations of domestic commercial banks, excluding for this purpose, foreign branches of domestic commercial banks. For purposes of this limitation, the U.S. Government and state or municipal governments and their political subdivisions, are not considered members of any industry. Whether a Fund is concentrating in an industry shall be determined in accordance with the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.*

         2. Borrow money or issue senior securities, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         3. Purchase physical commodities or contracts relating to physical commodities.

         4. Purchase or sell real estate unless as a result of ownership of securities or other instruments, but this shall not prevent the Funds from investing in securities or other instruments backed by real estate or interests therein or in securities of companies that deal in real estate or mortgages.

         5. Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed an underwriter under applicable laws.

         6. Make loans except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

-----------------------------------------
* According to the present interpretation by the Securities and Exchange Commission, the Fund would be concentrated in an industry if more than 25% of its total assets, based on current market value at the time of purchase, were invested in that industry.


         The following restrictions are non-fundamental and may be changed by FAF's Board of Directors without a shareholder vote.

         The Funds will not:

         7. Sell securities short.

         8. Invest more than 10% of their net assets in illiquid securities.

                             ADDITIONAL RESTRICTIONS

         The Funds may not invest in obligations of any affiliate of U.S. Bancorp, including U.S. Bank.

         Short-term investments and repurchase agreements may be entered into on a joint basis by the Funds and other funds advised by the Advisor to the extent permitted by Securities and Exchange Commission exemptive order.

         The Funds are subject to the investment restrictions of Rule 2a-7 under the 1940 Act in addition to other policies and restrictions discussed herein. Pursuant to Rule 2a-7, each Fund is required to invest exclusively in securities that mature within 397 days from the date of purchase and to maintain an average weighted maturity of not more than 90 days. Under Rule 2a-7, securities which are subject to specified types of demand or put features may be deemed to mature at the next demand or put date although they have a longer stated maturity. Rule 2a-7 also requires that all investments by each Fund be limited to United States dollar-denominated investments that (a) present "minimal credit risk" and (b) are at the time of acquisition "Eligible Securities." Eligible Securities include, among others, securities that are rated by two Nationally Recognized Statistical Rating Organizations ("NRSROs") in one of the two highest categories for short-term debt obligations, such as A-1 or A-2 by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's"), or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"). It is the responsibility of the Board of Directors of FAF to determine that the Funds' investments present only "minimal credit risk" and are Eligible Securities. The Board of Directors of FAF has established written guidelines and procedures for the Advisor and oversees the Advisor's determination that the Funds' portfolio securities present only "minimal credit risk" and are Eligible Securities.

         Rule 2a-7 requires, among other things, that each Fund may not invest, other than in United States "Government Securities" (as defined in the 1940
Act), more than 5% of its total assets in securities issued by the issuer of the security; provided that the applicable Fund may invest in First Tier Securities (as defined in Rule 2a-7) in excess of that limitation for a period of up to three business days after the purchase thereof provided that the Fund may not make more than one such investment at any time. Rule 2a-7 also requires that each Fund may not invest, other than in United States Government securities, (a) more than 5% of its total assets in Second Tier Securities (i.e., Eligible Securities that are not rated by two NRSROs in the highest category such as A-1 and Prime-1) and (b) more than the greater of 1% of its total assets or $1,000,000 in Second Tier Securities of any one issuer.


                       INVESTMENT OBJECTIVES AND POLICIES

         The main investment strategies of the Funds are set forth in the Funds' current Prospectuses under "Fund Summaries." This Section describes in additional detail the Funds' main investment strategies and other secondary investment strategies.

         If a percentage limitation under this section or under "Investment Restrictions" above is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values of assets will not constitute a violation of such limitation except in the case of the limitation on illiquid investments.

         The securities in which the Funds invest may not yield as high a level of current income as longer term or lower grade securities. These other securities may have less stability of principal, be less liquid, and fluctuate more in value than the securities in which the Funds invest. All securities in each Fund's portfolio are purchased with and payable in United States dollars.

MUNICIPAL SECURITIES

         Tax Free Obligations Fund and Ohio Tax Free Obligations Fund invest principally in municipal securities such as municipal bonds and other debt obligations. These municipal bonds and debt securities are issued by the states and by their local and special-purpose political subdivisions. The term "municipal bond" as used in this Section includes short-term municipal notes and other commercial paper issued by the states and their political subdivision.

         Two general classifications of municipal bonds are "general obligation" bonds and "revenue" bonds. General obligation bonds are secured by the governmental issuer's pledge of its faith, credit and taxing power for the payment of principal and interest upon a default by the issuer of its principal and interest payment obligation. They are usually paid from general revenues of the issuing governmental entity. Revenue bonds, on the other hand, are usually payable only out of a specific revenue source rather than from general revenues. Revenue bonds ordinarily are not backed by the faith, credit or general taxing power of the issuing governmental entity. The principal and interest on revenue bonds for private facilities are typically paid out of rents or other specified payments made to the issuing governmental entity by a private company which uses or operates the facilities. Examples of these types of obligations are industrial revenue bonds and pollution control revenue bonds. Industrial revenue bonds are issued by governmental entities to provide financing aid to community facilities such as hospitals, hotels, business or residential complexes, convention halls and sport complexes. Pollution control revenue bonds are issued to finance air, water and solids pollution control systems for privately operated industrial or commercial facilities.

         Revenue bonds for private facilities usually do not represent a pledge of the credit, general revenues or taxing powers of the issuing governmental entity. Instead, the private company operating the facility is the sole source of payment of the obligation. Sometimes, the funds for payment of revenue bonds come solely from revenue generated by operation of the facility. Revenue bonds which are not backed by the credit of the issuing governmental entity frequently provide a higher rate of return than other municipal obligations, but they entail greater risk than obligations which are guaranteed by a governmental unit with taxing power. Federal income tax laws place substantial limitations on industrial revenue bonds, and particularly certain specified private activity bonds issued after August 7, 1986. In the future, legislation could be introduced in Congress which could further restrict or eliminate the income tax exemption for interest on debt obligations in which the Fund may invest.

         Tax Free Obligations Fund's and Ohio Tax Free Obligations Fund's investment in municipal bonds and other debt obligations that are purchased from financial institutions such as commercial and investment banks, savings associations and insurance companies may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Funds to treat the income from the investment as exempt from federal income tax.

         In addition, Tax Free Obligations Fund and Ohio Tax Free Obligations Fund may invest in other federal income tax-free securities such as (i) tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues, (ii) bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds, (iii) variable and floating rate obligations including variable rate demand notes and (iv) participation, trust and partnership interests in any of the foregoing obligations.

         Tax Free Obligations Fund and Ohio Tax Free Obligations Fund each may also invest up to 20% of its total assets in municipal securities, the interest on which is treated as an item of tax preference that is included in alternative minimum taxable income for purposes of calculating the alternative minimum tax.

LOAN PARTICIPATIONS; SECTION 4(2) AND RULE 144A SECURITIES

         Prime Obligations Fund, Tax Free Obligations Fund and Ohio Tax Free Obligations Fund may invest in loan participation interests. A loan participation interest represents a pro rata undivided interest in an underlying bank loan. Participation interests, like the underlying loans, may have fixed, floating, or variable rates of interest. The bank selling a participation interest generally acts as a mere conduit between its borrower and the purchasers of interests in the loan. The purchaser of an interest (for example, a Fund) generally does not have recourse against the bank in the event of a default on the underlying loan. Therefore, the credit risk associated with such instruments is governed by the creditworthiness of the underlying borrowers and not by the banks selling the interests. Loan participation interests that can be sold within a seven-day period are deemed by the Advisor to be liquid investments. If a loan participation interest is restricted from being sold within a seven-day period, then it will be subject to each Fund's non-fundamental policy limiting investments in illiquid securities to not more than 10% of net assets. Commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933 and corporate obligations qualifying for resale to certain "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933 that meet the criteria for liquidity established by the Board of Directors are considered liquid. Consequently, Prime Obligations Fund, Tax Free Obligations Fund and Ohio Tax Free Obligations Fund do not intend to subject such securities to the limitation applicable to investments in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

SECURITIES OF FOREIGN BANKS AND BRANCHES

         Prime Obligations Fund, Tax Free Obligations Fund and Ohio Tax Free Obligations Fund may invest in obligations of foreign branches of United States banks and United States branches of foreign banks. Various provisions of federal law governing the establishment and operation of domestic branches do not apply to foreign branches of domestic banks. Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office.

         Because the portfolios of Prime Obligations Fund's, Tax Free Obligations Fund's and Ohio Tax Free Obligations Fund's investments in taxable money market securities may contain securities of foreign branches of domestic banks, foreign banks, and United States branches of foreign banks, such Funds may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of United States banks. These risks may include future unfavorable political and economic developments and possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by any Fund. Additionally, there may be less public information available about foreign banks and their branches. The Advisor carefully considers these factors when making investments. The Funds have agreed that, in connection with investment in securities issued by foreign banks, United States branches of foreign banks, and foreign branches of domestic banks, consideration will be given to the domestic marketability of such securities in light of these factors.

FOREIGN SECURITIES

         Prime Obligations Fund may invest up to 25% of its total assets collectively in U.S. dollar-denominated obligations of foreign companies.

         Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of United States domestic issuers. These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Foreign securities also may be subject to greater fluctuations in price than securities issued by United States corporations. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States.

         In addition, there may be less publicly available information about a foreign company than about a United States domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to United States domestic companies. There is also generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States. Confiscatory taxation or diplomatic developments could also affect investment in those countries.

UNITED STATES GOVERNMENT SECURITIES

         Each Fund may invest in securities issued or guaranteed as to principal or interest by the United States government, or agencies or instrumentalities of the United States Government. These investments include direct obligations of the United States Treasury such as United States Treasury bonds, notes, and bills. The Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. In addition to Treasury securities, Government Obligations Fund, Ohio Tax Free Obligations Fund, Prime Obligations Fund and Tax Free Obligations Fund may invest in securities, such as notes, bonds, and discount notes which are issued or guaranteed by agencies of the United States Government and various instrumentalities which have been established or sponsored by the United States Government. Except for United States Treasury securities, these United States Government obligations, even those which are guaranteed by federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. The Advisor considers securities guaranteed by an irrevocable letter of credit issued by a government agency to be guaranteed by that agency.

         United States Treasury obligations include bills, notes and bonds issued by the United States Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). STRIPS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying United States Treasury obligations. A Fund's investments in STRIPS will be limited to components with maturities of less than 397 days and the Funds will not actively trade such components.

REPURCHASE AGREEMENTS

         Each Fund may engage in repurchase agreements with respect to any of its portfolio securities. In a repurchase agreement, a Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a mutually agreed upon time and price. Each Fund may engage in repurchase agreements with any member bank of the Federal Reserve System or dealer in United States Government securities. Repurchase agreements usually are for short periods, such as under one week, not to exceed 30 days. In all cases, the Advisor must be satisfied with the creditworthiness of the other party to the agreement before entering into a repurchase agreement. In the event of bankruptcy of the other party to a repurchase agreement, a Fund might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Fund purchased may have decreased, the Fund could experience a loss.

CREDIT ENHANCEMENT AGREEMENTS

         Prime Obligations Fund, Tax Free Obligations Fund and Ohio Tax Free Obligations Fund may arrange for guarantees, letters of credit, or other forms of credit enhancement agreements (collectively, "Guarantees") for the purpose of further securing the payment of principal and/or interest on such Funds' investment securities. Although each investment security, at the time it is purchased, must meet such Funds' creditworthiness criteria, Guarantees sometimes are purchased from banks and other institutions (collectively, "Guarantors") when the Advisor, through yield and credit analysis, deems that credit enhancement of certain of such Funds' securities is advisable. As a non-fundamental policy, Prime Obligations Fund, Tax Free Obligations Fund and Ohio Tax Free Obligations Fund will limit the value of all investment securities issued or guaranteed by each Guarantor to not more than 10% of the value of such Fund's total assets.

PUT OPTIONS

         Tax Free Obligations Fund and Ohio Tax Free Obligations Fund may purchase tax-exempt securities which provide for the right to resell them to the issuer, a bank or a broker-dealer at a specified price within a specified period of time prior to the maturity date of such obligations. Such a right to resell, which is commonly known as a "put," may be sold, transferred or assigned only with the underlying security or securities. The Funds may pay a higher price for a tax-exempt security with a put than would be paid for the same security without a put. The primary purpose of purchasing such securities with puts is to permit the Funds to be as fully invested as practicable in tax-exempt securities while at the same time providing the Funds with appropriate liquidity.

VARIABLE AND FLOATING RATE OBLIGATIONS

         Certain of the obligations in which Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund and Ohio Tax Free Obligations Fund may invest may be variable or floating rate obligations in which the interest rate is adjusted either at predesignated periodic intervals (variable rate) or when there is a change in the index rate of interest on which the interest rate payable on the obligation is based (floating rate). Variable or floating rate obligations may include a demand feature which is a put that entitles the holder to receive the principal amount of the underlying security or securities and which may be exercised either at any time on no more than 30 days' notice or at specified intervals not exceeding 397 calendar days on no more than 30 days' notice. Variable or floating rate instruments with a demand feature enable the Fund to purchase instruments with a stated maturity in excess of 397 calendar days. The Fund determines the maturity of variable or floating rate instruments in accordance with Securities and Exchange Commission ("SEC") rules which allow the Fund to consider certain of such instruments as having maturities that are less than the maturity date on the face of the instrument.

         In connection with Prime Obligation Fund's, Tax Free Obligations Fund's and Ohio Tax Free Obligations Fund's purchase of variable rate certificates of deposit ("CDs"), each Fund may enter into agreements with banks or dealers allowing the Fund to resell the certificates to the bank or dealer, at the Fund's option. Time deposits which may be purchased by such Fund are deposits held in foreign branches of United States banks which have a specified term or maturity. The Funds purchase CDs from only those domestic savings and loan institutions which are regulated by the Office of Thrift Supervision and the Federal Deposit Insurance Corporation ("FDIC"), and whose deposits are insured by either the Savings Association Insurance Fund or the Bank Insurance Fund, each of which is administered by the FDIC. However, because such Funds purchase large denomination CDs, they do not expect to benefit materially from such insurance. The policies described in this paragraph are non-fundamental and may be changed by the Board of Directors.

LENDING OF PORTFOLIO SECURITIES

         In order to generate additional income, each of the Funds may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, bank or other institutional borrowers of securities. If the Funds engage in securities lending, distributions paid to shareholders from the resulting income will not be excludable from a shareholder's gross income for income tax purposes. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Funds will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Advisor has determined are creditworthy under guidelines established by the Board of Directors. In these loan arrangements, the Funds will receive collateral in the form of cash, United States Government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. Collateral is marked to market daily. When a Fund lends portfolio securities, it continues to be entitled to the interest payable on the loaned securities and, in addition, receives interest on the amount of the loan at a rate negotiated with the borrower. The Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees (including fees to U.S. Bank) in connection with these loans.

         U.S. Bancorp Asset Management may act as securities lending agent for the Funds and receive separate compensation for such services, subject to compliance with conditions contained in an SEC exemptive order permitting U.S. Bank to provide such services and receive such compensation.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

         Each Fund may purchase securities on a when-issued or delayed delivery basis. The settlement dates for these types of transactions are determined by mutual agreement of the parties and may occur a month or more after the parties have agreed to the transaction. Securities purchased on a when-issued or delayed delivery basis are subject to market fluctuation and no interest accrues to the Fund during the period prior to settlement. At the time a Fund commits to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security in determining its net asset value. At the time of delivery of the securities, the value may be more or less than the purchase price. The Funds do not receive income from these securities until such securities are delivered. Each Fund will also establish a segregated account with its custodian in which it will maintain cash or cash equivalents or other portfolio securities equal in value to commitments for such when-issued or delayed delivery securities. A Fund will not purchase securities on a when-issued or delayed delivery basis if, as a result thereof, more than 15% of that Fund's net assets would be so invested.

MONEY MARKET FUNDS

         Each of the Funds may invest, to the extent permitted by the 1940 Act, in securities issued by other money market funds, provided that the permitted investments of such other money market funds constitute permitted investments of the investing Fund. The money market funds in which the Funds may invest include other money market funds advised by the Advisor. Investments by a Fund in other money market funds advised by the Advisor are subject to certain restrictions contained in an exemptive order issued by the SEC.

SPECIAL FACTORS AFFECTING OHIO TAX FREE FUND

         Except during temporary defensive periods, the Fund will invest most of its total assets in securities issued by or on behalf of (or in certificates of participation in lease-purchase obligations of) the State of Ohio, political subdivisions of the State, or agencies or instrumentalities of the State or its political subdivisions (Ohio Obligations). The Fund is therefore susceptible to general or particular economic, political or regulatory factors that may affect issuers of Ohio Obligations. This information is derived from sources that are generally available to investors and is based in part on information obtained from various State and local agencies in Ohio. No independent verification has been made of any of the following information. It should be noted that the creditworthiness of obligations issued by local Ohio issuers may be unrelated to the creditworthiness of obligations issued by the State of Ohio, and that there is no obligation on the part of Ohio to make payment on such local obligations in the event of such default. Also note that the information does not apply to "conduit" obligations on which the public issuer itself has no financial responsibility.

         There may be specific factors that at particular times apply in connection with investment in particular Ohio Obligations or in those obligations of particular Ohio issuers. However, the information below is intended only as a general summary, and is not intended as a discussion of any specific factors that may affect any particular obligation or issuer.

         ECONOMIC OVERVIEW. Ohio's economy is reflecting the slow national economy. The current recovery is expected to be a "jobless recovery", similar to the 1991-92 economic expansion. Economic growth is expected to be near the trend line for the coming years, as capital spending fails to take over the lead from the consumer. Expansionary fiscal and monetary policies will keep growth near the trend, but with foreign economies weak and capital spending rising only moderately, the recovery cannot accelerate. It should be noted, however, that the real economy is in better shape than the behavior of the financial markets indicates. Uncertainty caused by the war on Iraq and doubts about the market's ability to price stocks correctly are dominating any confidence in the long-term vigor of corporate America.

         Although the third quarter of 2002 is over, it remains a forecast quarter for the purposes of economists. However, the available evidence indicates that it was not a bad quarter, despite what one might think from looking at the plunge in equity prices. The consensus estimate is that the U.S. economy expanded at about 2.5 percent annual rate over the summer, led by consumption and federal spending. Real consumer spending rose at an estimated
4.0 percent rate, with purchases of light vehicles responsible for nearly half of the increase.

         The September index on manufacturing activity released by the Institute of Supply Management (ISM) declined to 49.5 from 50.5. The September decline marked the index's first reading below 50 since January. A reading above 50 signifies an expansion, while a reading below 50 indicates a contraction in the manufacturing sector. The drop on the month was a bit below expectations and reinforces the struggle the economy is facing to keep growth near the trend line. Nonetheless, the overall reading of 49.5 has historically corresponded to a real Gross Domestic Product (GDP) growth at a still respectable 2.5 percent.

         LABOR FORCE. For analytical purposes, industries fall into the goods-producing or the service-producing sector. The divisions within the goods-producing sector are agricultural production, forestry and fishing, mining, construction, and manufacturing. In the service-producing sector, the divisions are transportation, communication, utilities, wholesale trade, retail trade, finance, insurance, real estate, services, and government. Service-producing industries will account for virtually all of the job growth. Only construction is expected to add jobs in the goods-producing sector.

         Manufacturing is the largest of Ohio's ten major sectors based on gross state product. Ohio's manufacturing sector employs one million people. The state's factories lead the nation in the production of steel, rubber and plastics, and fabricated metals. Ohio also is a leading producer of autos and trucks. About 66 percent of Ohio's manufacturing output consist of durable goods
- compared to 58 percent for the nation. In Ohio and throughout the nation, jobs in manufacturing industries are declining. From 1988 to 1998, Ohio lost 14,000 manufacturing jobs. The loss of an additional 8,200 jobs is projected through 2008.

         The service-producing sector produces 70 percent of the gross state product and currently is the major source of job growth. This sector employs 75 percent of Ohio's workers and is expected to employ 78 percent by 2008. Demand for residential care and home health care will increase because of the growth of the older population. Large numbers of jobs are also projected in retail trade and local government. Eating and drinking establishments, and miscellaneous retail will account for two-thirds of the job growth in retail trade. There are some industries that are expected to have both a high rate of growth and a large number of annual openings. The biggest challenge for Ohio's employers will remain that of finding skilled, well-trained workers as the overall demand for labor continues to exceed the supply in the foreseeable future.

         Education will play a bigger role in the Ohio workplace. Growth rates over the 1998-2008 period will range from 5.9 percent for occupations requiring long-term on-the job training to 26.0 percent for occupations requiring an associate degree. All categories that generally require postsecondary vocational training or higher are projected to grow faster than the 12.5 percent average for all occupations. Workers with higher levels of education or training usually will have more options in the job market and better prospects for obtaining higher paying jobs. Occupations projected to grow the slowest are, in general, those requiring long-term on-the-job training (over 12 months) for a worker to achieve average job performance. Such jobs are primarily production occupations concentrated in manufacturing industries.

         Ohio's employment situation will get tighter as the supply of labor grows at a slower rate than the demand for workers. The demographic composition of the labor force will be changing as the baby boom generation, most of which will remain in the labor force, ages. The changing industrial structure of the economy will be affecting the distribution of jobs by occupation. Information about such change is important to people making decisions about their own future or the future of the company where they work.

         Ohio ranks seventh in the country in gross state product, the value of output produced by a state, and accounts for 4.0 percent of the U.S. Gross Domestic Product. Ohio ranks third among the 50 states in manufacturing gross state product. Demand for many goods and services is based largely on consumption expenditures by the local population. For example, employment in grocery stores, restaurants, bookstores, hospitals, and similar establishments depends on the needs and wants of people living in the area who have money to spend. So population and income are two of the primary local factors determining economic trends. Ohio's population has been increasing for the past decade and will continue to rise, but at a slower rate than the U.S. population. Although Ohio income will decline as a share of national income because of the slower growth in population, per capita income relative to the U.S. is expected to remain steady, according to the Bureau of Economic Analysis.

         The future supply of workers is projected to increase by 560,000 over the 1998-2008 period, from 5.678 million to 6.238 million. This represents an increase of 9.9 percent; up from the 6.6 percent increase over the previous 10-year period, 1988-98. The growth rate in Ohio's labor force will surpass that of the working-age population because of a general rise in the labor force participation rate. However, Ohio's labor market is expected to grow tighter as industry demand for workers grows at a faster rate than supply. Labor force participation is expected to continue to rise from 66.3 percent of the working-age population in 1998 to 68.8 percent by 2008. Men's participation will remain at about the same level and a moderate increase in women's participation will continue. Because of these trends, women's share of the Ohio labor force is projected to increase from 47.1 percent to 48.9 percent over the 10-year period. Despite this, men will supply more than four out of ten labor force entrants over the 1998-2008 time-span.

         The demographic composition of the labor force is expected to change as Ohio's population ages. The bulk of Ohio's labor force will be in the 25-54 age group by 2008 with the oldest baby-boomers in the 55-64 age group. Most workers in the labor force in 1998, about four out of five, will remain in Ohio's labor force in 2008. The labor force 55 years of age and older will grow faster than the younger labor force as the baby-boom generation continues to age. The number of workers aged 55 to 64 years old will increase 328,000 and those 65 and older will increase 18,000. The number of young people, in the 16-24 year old age group, in Ohio's labor force is expected to increase by 160,000. The labor force 35-to-44 years of age is expected to decline by almost 200,000, reflecting the decrease in births in the late 1960s and early 1970s.

         UNEMPLOYMENT RATE. Ohio's seasonally adjusted unemployment rate was 5.5 percent in August, down from 5.7 percent in July. The U.S. seasonally adjusted unemployment rate was reported at 5.7 percent in August. Not seasonally adjusted, the August unemployment rate was 5.3 percent for Ohio and 5.5 percent for the U.S. The Ohio Department of Job and Family Services (ODJFS), a state agency that compiles the Ohio unemployment rate from federal data, reported "Ohio's labor market held steady during the month of August, as compared to July, largely reflected a decrease in the number of people, particularly youth, seeking work." The demand for labor remains low as a result of the uncertainty that surrounds the direction of the economic recovery.

          REVENUE AND EXPENDITURES. In October 2001, the Office of Budget and Management (OBM) officially revised the General Revenue Fund (GRF) revenue estimates for the current fiscal biennium. Based on reduced revenue collections in certain categories, particularly in the Sales and Personal Income taxes, revenue estimates were revised downward by $709 million in FY 2002 and $763 million in FY 2003. As a first step to achieving a positive GRF ending fund balance for the current fiscal year, the Governor ordered spending reductions across most state agencies totaling approximately $224 million in FY 2002. Along with the spending reductions, a compromise solution was reached to address the remaining portion of the budget deficit by enacting revenue enhancements.

         Ohio closed fiscal year 2002 on June 28, 2002 with a GRF ending fund balance of $108.3 million. For the most part, this was accomplished by the transfer of $534.3 million from the Budget Stabilization Fund (BSF), and $289.6 million from the tobacco settlement funds to the GRF. The BSF ended FY 2002 with a fund balance of $427.9 million.

         Non-Auto Sales and Use Tax receipts for the fiscal year are below the October revised estimate by $50.3 million, or 1.0 percent. In a year-over-year comparison, total receipts in FY 2002 were 0.3 percent below the FY 2001 level.

         Auto Sales and Use Tax receipts for the fiscal year are above the October revised estimate by $103.8 million, or 12.6 percent. FY 2002 was a banner year for collections from the Auto Sales Tax. Actual collections in FY 2002 hit a record level, surpassing the most optimistic estimates and registering a solid 14.3 percent increase over the FY 2001 level.

         Receipts from the Personal Income Tax in June were below the October estimate by $1.2 million, or 0.2 percent. All major components were slightly below the estimate for the month, with only the Local Government Funds recapture, as a result of the freeze, bringing actual receipts close to the estimate.

         The withholding component, which on an annual basis constitutes about 83 percent of total collections from the Personal Income Tax, was slightly below the May 2002 estimate. Actual collections for the month of June were about 1.7 percent below the original estimate of $543 million. However, in comparison to June of last year and adjusting for the number of pay-in days, actual receipts from the withholding component were up 3.25 percent. This rate of growth now appears to be sustainable. Because of the large size of this component, any substantial variance from the estimate could produce a significant impact on the overall performance for the fiscal year. Meanwhile, for the fiscal year as a whole, actual receipts from the withholding component are 1.5 percent above the FY 2001 level. Despite the recent modest improvement, the trend for the withholding component has been clearly lower than expectations for most of the past twelve months, reflecting the slowdown in economic conditions and worsening labor markets across the country and in Ohio.

         The Personal Income Tax continued to experience a decline in collections from the quarterly estimated payments. These payments, for the most part, are made by self-employed taxpayers and individuals with large tax liability from capital gains. Actual receipts from this component continue to suffer from the precipitous decline in stock prices. For the fiscal year, receipts from this component are below the October revised estimate by nearly
7.9 percent.

         Continued weak economic conditions, layoffs, a huge drop in capital gains and a decline in end of year bonuses have resulted in significantly lower income tax liabilities. Actual receipts from the annual returns component, which represent the tax dues that accompany the annual returns during the filing season, were below the June estimate by $2.2 million. However, for the fiscal year, receipts from this component were below the October revised estimate by $259.1 million, or 27.7 percent. Meanwhile, refunds in FY 2002 exceeded the October revised estimate by $192.7 million, or 24.6 percent.

         For the fiscal year, total receipts from the Personal Income Tax are below the October revised estimate by $586.0 million, or 7.4 percent.

         Receipts from the Corporate Franchise Tax are below the October revised estimate by $247.7 million, or 25.8 percent. The large decline in Ohio's receipts for the most part are reflective of the recession and the severe drop in corporate earnings across the nation.

         Receipts from the Estate Tax are above the estimate by $1.3 million, or
1.1 percent.

         Federal Grants receipts are above the estimate by $56.5 million, or 1.4 percent. The revenue from this source is mainly a reimbursement for the federal programs within the Department of Jobs and Family Services that are administered by the State of Ohio, such as Medicaid and other human service programs.

         EXECUTIVE BUDGET. Governor Taft proposed GRF recommendations of $21.8 billion in FY 2002 a 1.6 percent increase over estimated FY 2001 spending) and $23.0 billion in FY 2003 (a 5.5 percent increase over FY 2002). The Governor's recommendations for all funds are $44.2 billion in FY 2002 (a 3.8 percent increase over comparable estimated FY 2001 spending) and $45.7 billion in FY 2003 (a 3.6 percent increase over FY 2002). The total proposed budget for the FY 2002-2003 biennium is $89.9 billion, which includes a $44.9 billion GRF budget.

          The Governor's four broad goals for the state of 1) enabling every child to succeed, 2) promoting prosperity, 3) caring for those in need, and 4) promoting public health and public safety, were used as a basis for formulating the FY 2002-2003 biennial budget. Within this framework Governor Taft's first funding priority was education. While Ohio's fiscal condition remains stable, the state faces a difficult budget environment characterized by lower than projected revenues in the current fiscal year, a slowing economy, increasing Medicaid costs, and school funding issues raised by the Ohio Supreme Court. The budget recommended by Governor Taft is balanced and does not include new taxes. It provides increases for primary and secondary education, higher education, economic development and technology, healthcare, and other priority programs. Given the budget environment and allocation of resources for the Governor's priorities, some agencies will receive less in the FY 2002 recommendations than is currently appropriated in FY 2001. This budget will present challenges for many state agencies. It will take tremendous efforts on the part of managers and state employees to manage their resources but it will also provide the opportunity to review, reassess, and reengineer their programs and services.

         Governor Taft's four broad goals helped guide the budget preparation strategies. The following strategies have guided the preparation of Governor Taft's Executive Budget:

         1. Make primary and secondary education and higher education the first priority in the budget, ensuring that at least 50 percent of new spending will support education at all levels.

         2. Focus remaining resources on policy and program priorities: health care, economic development and technology, and quality of life.

         3.       Develop a balanced budget without new taxes.

         4.       Limit the growth of state agencies.

         5. Maintain conservative fiscal management practices including sufficient ending fiscal year GRF balances and maintaining an adequate Budget Stabilization Fund.

         Governor's Taft's total Education Budget is $10.7 billion for FY 2002 and $11.2 billion for FY 2003. The GRF portion is $8.5 billion in FY 2002 and $8.9 billion in FY 2003. This budget contains appropriations for all primary and secondary education-related agencies, the Lottery Commission, and higher education-related agencies. The total general operating budget is $30.1 billion in FY 2002 and $31.6 billion in FY 2003. The GRF portion is $13.4 billion in FY 2002 and $14.1 billion in FY 2003. The general operating budget contains the appropriations for all other agencies including the Departments of Rehabilitation and Correction, Youth Services, Mental Health, Mental Retardation and Developmental Disabilities, and Natural Resources. The transportation budget bill contains the non-GRF appropriations for transportation-related agencies, including the Department of Transportation, the Department of Public Safety, and the Public Works Commission. The total of this bill is $3.0 billion in FY 2002 and $2.6 billion in FY 2003. The GRF appropriations of the transportation-related agencies are contained in the general operating budget and are $191.0 million in FY 2002 and $200.0 million in FY 2003. The Bureau of Workers' Compensation budget is $303.6 million in FY 2002 and $316.6 million in FY 2003. Appropriations for the Bureau are non-GRF. The Industrial Commission budget is $57.0 million in FY 2002 and $60.0 million in FY 2003. Appropriations for the Commission are non-GRF.

                  TAXES. Ohio's personal income tax law is based closely on federal law to facilitate compliance by the taxpayer and administration by the state. The starting point for computation of the Ohio income tax is federal adjusted gross income as reported on the federal income tax return. After adding and subtracting certain adjustments and subtracting personal exemptions, Ohio's graduated tax rates are applied to the remaining figure (Ohio taxable income) to calculate the tax liability. From this figure, certain credits may be subtracted to arrive at the final personal income tax liability. Total collections for fiscal year 2002 are addressed above.

         There can be no assurance that future national, regional or state-wide economic difficulties, and the resulting impact on State or local government finances generally, will not adversely affect the market value of Ohio obligations held in the Ohio Tax Free Fund or the ability of particular obligors to make timely payments of debt service on (or lease payments relating to) those obligations.

                               PORTFOLIO TURNOVER

         The Funds generally intend to hold their portfolio securities to maturity. In certain instances, however, a Fund may dispose of its portfolio securities prior to maturity when it appears such action will be in the best interest of the Fund because of changing money market conditions, redemption requests, or otherwise. A Fund may attempt to maximize the total return on its portfolio by trading to take advantage of changing money market conditions and trends or to take advantage of what are believed to be disparities in yield relationships between different money market instruments. Because each Fund invests in short-term securities and manages its portfolio as described above in "Investment Restrictions" and "Investment Objectives and Policies" and, as set forth "Fund Summaries" sections of the Funds' Prospectuses, each Fund's portfolio will turn over several times a year. Because brokerage commissions as such are not usually paid in connection with the purchase or sale of the securities in which the Funds invest and because the transactional costs are small, the high turnover is not expected to materially affect net asset values or yields. Securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, and, therefore, each Fund's turnover rate for reporting purposes will be zero.

                        DIRECTORS AND EXECUTIVE OFFICERS

         The directors and executive officers of FAF are listed below, together with their business addresses and their principal occupations during the past five years. Under Minnesota law, FAF's Board of Directors is generally responsible for the overall operation and management of FAF. Directors who are "interested persons" (as that term is defined in the 1940 Act) of FAF are set forth in a separate table.


INDEPENDENT DIRECTORS

                                                                                          NUMBER OF
                                                                                        PORTFOLIOS IN        OTHER
 NAME, ADDRESS,   POSITION(S)     TERM OF OFFICE                                         FUND COMPLEX     DIRECTORSHIPS
    AND AGE          HELD          AND LENGTH OF          PRINCIPAL OCCUPATION(S)        OVERSEEN BY        HELD BY
                  WITH FUND         TIME SERVED             DURING PAST 5 YEARS            DIRECTOR        DIRECTOR*
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Roger A.          Director    Term expiring earlier    Vice President, Cargo -        First American          None
Gibson, 1200                  of death, resignation,   United Airlines, since July    Funds Complex:
Algonquin Road,               removal,                 2001; Vice President, North    fourteen
Elk Grove                     disqualification, or     America-Mountain Region for    registered
Village, IL                   successor duly elected   United Airlines (1995-2001)    investment
60007 (56)                    and qualified.                                          companies,
                              Director of FAF since                                   including sixty
                              October 1997                                            eight portfolios



Andrew M.         Director    Term expiring earlier    Chairman, Hunter, Keith        First American          None
Hunter III, 537               of death, resignation,   Industries, a diversified      Funds Complex:
Harrington                    removal,                 manufacturing and services     fourteen
Road, Wayzata,                disqualification, or     management company, since      registered
Minnesota 55391               successor duly elected   1975                           investment
(55)                          and qualified.                                          companies,
                              Director of FAF since                                   including sixty
                              January 1997                                            eight portfolios



Leonard W.        Director    Term expiring earlier    Owner, Executive and           First American          None
Kedrowski, 16                 of death, resignation,   Management Consulting, Inc.,   Funds Complex:
Dellwood                      removal,                 a management consulting        fourteen
Avenue,                       disqualification, or     firm, since 1992; Chief        registered
Dellwood,                     successor duly elected   Executive Officer, Creative    investment
Minnesota 55110               and qualified.           Promotions International,      companies,
(61)                          Director of FAF since    LLC, a promotional award       including sixty
                              November 1993            programs and products          eight portfolios
                                                       company, since 1999; Board
                                                       member, GC McGuiggan
                                                       Corporation (DBA Smyth
                                                       Companies), a label printer,
                                                       since 1993; Advisory Board
                                                       member, Designer Doors,
                                                       manufacturer of designer
                                                       doors, from 1998 - 2002;
                                                       acted as CEO of Graphics
                                                       Unlimited from 1996-1998



Richard K.        Director    Term expiring earlier    Retired; President and Chief   First American          None
Riederer, 741                 of death, resignation,   Executive Officer, Weirton     Funds Complex:
Chestnut Road,                removal,                 Steel (1995-2001); Director,   fourteen
Sewickley,                    disqualification, or     Weirton Steel (1993-2001)      registered
Pennsylvania                  successor duly elected                                  investment
15143 (58)                    and qualified.                                          companies,
                              Director of FAF since                                   including sixty
                              August 2001                                             eight portfolios


                                                                                          NUMBER OF          OTHER
 NAME, ADDRESS,   POSITION(S)     TERM OF OFFICE                                        PORTFOLIOS IN     DIRECTORSHIPS
    AND AGE          HELD          AND LENGTH OF          PRINCIPAL OCCUPATION(S)        FUND COMPLEX       HELD BY
                  WITH FUND         TIME SERVED             DURING PAST 5 YEARS          OVERSEEN BY       DIRECTOR*
                                                                                           DIRECTOR
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------


Joseph D.         Director    Term expiring earlier    Chairman of FAF's and FAIF's   First American          None
Strauss, 8525                 of death, resignation,   Boards from 1993 to            Funds Complex:
Edinbrook                     removal,                 September 1997 and of FASF's   fourteen
Crossing, Suite               disqualification, or     Board from June 1996 to        registered
5, Brooklyn                   successor duly elected   September 1997; President of   investment
Park, Minnesota               and qualified.           FAF and FAIF from June 1989    companies,
55443 (62)                    Director of FAF since    to November 1989; Owner and    including sixty
                              1984                     Executive Officer, Excensus    eight portfolios
                                                       TM LLC, a consulting firm,
                                                       since 2001; Owner and
                                                       President, Strauss
                                                       Management Company,  a
                                                       Minnesota holding company
                                                       for various organizational
                                                       management business
                                                       ventures, since 1993; Owner,
                                                       Chairman and Chief Executive
                                                       Officer, Community Resource
                                                       Partnerships, Inc., a
                                                       strategic planning,
                                                       operations management,
                                                       government relations,
                                                       transportation planning and
                                                       public relations
                                                       organization, since 1993;
                                                       attorney at law



Virginia L.       Chair;      Chair Term three         Owner and President,           First American          None
Stringer, 712     Director    years.  Directors Term   Strategic Management           Funds Complex:
Linwood Avenue,               expiring earlier of      Resources, Inc.,  a            fourteen
St. Paul,                     death, resignation,      management consulting firm,    registered
Minnesota 55105               removal,                 since 1993; Executive          investment
(58)                          disqualification, or     Consultant for State Farm      companies,
                              successor duly elected   Insurance Company since        including sixty
                              and qualified. Chair     1997; formerly President and   eight portfolios
                              of FAF's Board since     Director, The Inventure
                              September 1997;          Group, a management
                              Director of FAF since    consulting and training
                              1991                     company; President, Scott's,
                                                       Inc., a transportation
                                                       company, and Vice President
                                                       of Human Resources, The
                                                       Pillsbury Company



James M. Wade,    Director    Term expiring earlier    Owner and President, Jim       First American          None
2802 Wind Bluff               of death, resignation,   Wade Homes, a homebuilding     Funds Complex:
Circle,                       removal,                 company, since 1999            fourteen
Wilmington,                   disqualification, or                                    registered
North Carolina                successor duly elected                                  investment
28409 (59)                    and qualified.                                          companies,
                              Director of FAF since                                   including sixty
                              August 2001                                             eight portfolios

* Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

INTERESTED DIRECTOR(S)

                                                                                          NUMBER OF          OTHER
 NAME, ADDRESS,   POSITION(S)     TERM OF OFFICE                                        PORTFOLIOS IN     DIRECTORSHIPS
    AND AGE          HELD          AND LENGTH OF          PRINCIPAL OCCUPATION(S)        FUND COMPLEX       HELD BY
                  WITH FUND         TIME SERVED             DURING PAST 5 YEARS          OVERSEEN BY       DIRECTOR*
                                                                                           DIRECTOR
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

John M. Murphy,   Director    Term expiring earlier    Executive Vice President,      First American          None
Jr., 800                      of death, resignation,   U.S. Bancorp since January     Funds Complex:
Nicollet Mall,                removal,                 1999; Minnesota State          fourteen
Minneapolis,                  disqualification, or     Chairman - U.S. Bancorp        registered
Minnesota 55402               successor duly elected   since 2000; Chairman and       investment
(61) **                       and qualified.           Chief Investment Officer,      companies,
                              Director of FAF since    First American Asset           including sixty
                              June 1999                Management and U.S. Bank       eight portfolios
                                                       Trust, N.A., and Executive
                                                       Vice President, U.S. Bancorp
                                                       (1991-1999).

* Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

** Mr. Murphy is considered an "interested" Director because of his employment with U.S. Bancorp, U.S. Bancorp Asset Management (and its predecessor, First American Asset Management) and U.S. Bank Trust National Association, and his ownership of securities issued by U.S. Bancorp.


OFFICERS

                                            TERM OF OFFICE
                        POSITION(S) HELD     AND LENGTH OF
NAME, ADDRESS, AND AGE     WITH FUND          TIME SERVED            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------- ----------------- -------------------- --------------------------------------------------------

Thomas S. Schreier,     President         Re-elected by the    Chief Executive Officer of U.S. Bancorp Asset
Jr., U.S. Bancorp                         Board annually;      Management, Inc. since May 2001; Chief Executive
Asset Management,                         President of FAF     Officer of First American Asset Management from
Inc., 800 Nicollet                        since February       December 2000 through May 2001 and of Firstar
Mall, Minneapolis,                        2001                 Investment & Research Management Company from February
Minnesota 55402 (40) *                                         2001 through May 2001; Senior Managing Director and
                                                               Head of Equity Research of U.S. Bancorp Piper Jaffray
                                                               from October 1998 through December 2000; Senior
                                                               Airline Analyst and Director, Equity Research of
                                                               Credit Suisse First Boston through 1998

Mark S. Jordahl, U.S.   Vice President    Re-elected by the    Chief Investment Officer of U.S. Bancorp Asset
Bancorp Asset           - Investments     Board annually;      Management, Inc. since September 2001; President and
Management, Inc. 800                      Vice President  -    Chief Investment Officer, ING Investment Management -
Nicollet Mall,                            Investments of FAF   Americas (September 2000 to June 2001); Senior Vice
Minneapolis,                              since September      President and Chief Investment Officer, ReliaStar
Minnesota 55402 (42) *                    2001                 Financial Corp. (January 1998 to September 2000);
                                                               Executive Vice President and Managing Director,
                                                               Washington Square Advisers (January 1996 to December
                                                               1997)

Jeffery M. Wilson,      Vice President    Re-elected by the    Senior Vice President of U.S. Bancorp Asset Management
U.S. Bancorp Asset      - Administration  Board annually;      since May 2001; Senior Vice President of First
Management, Inc. 800                      Vice President -     American Asset Management through May 2001
Nicollet Mall,                            Administration of
Minneapolis,                              FAF since March
Minnesota 55402 (46) *                    2000

Robert H. Nelson,       Treasurer         Re-elected by the    Senior Vice President of U.S. Bancorp Asset Management
U.S. Bancorp Asset                        Board annually;      since May 2001; Senior Vice President of First
Management, Inc. 800                      Treasurer of FAF     American Asset Management from 1998 through May 2001
Nicollet Mall,                            since March 2000     and of Firstar Investment & Research Management
Minneapolis,                                                   Company from February 2001 through May 2001; Senior
Minnesota 55402 (39) *                                         Vice President of Piper Capital Management Inc.
                                                               through 1998


                                            TERM OF OFFICE
                        POSITION(S) HELD     AND LENGTH OF
NAME, ADDRESS, AND AGE     WITH FUND          TIME SERVED            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------- ----------------- -------------------- --------------------------------------------------------

James D. Alt, 50        Secretary         Re-elected by the    Partner, Dorsey & Whitney LLP, a Minneapolis- based
South Sixth Street,                       Board annually;      law firm
Suite 1500,                               Assistant
Minneapolis,                              Secretary of FAF
Minnesota 55402 (51)                      from September
                                          1998 through June
                                          2002. Secretary of FAF since June
                                          2002.

Michael J. Radmer, 50   Assistant         Re-elected by the    Partner, Dorsey & Whitney LLP, a Minneapolis- based
South Sixth Street,     Secretary         Board annually;      law firm
Suite 1500,                               Assistant
Minneapolis,                              Secretary of FAF
Minnesota 55402 (57)                      since March 2000;
                                          Secretary of FAF
                                          from September
                                          1999 through March
                                          2000

Kathleen L.             Assistant         Re-elected by the    Partner, Dorsey & Whitney LLP, a Minneapolis- based
Prudhomme, 50 South     Secretary         Board annually;      law firm
Sixth Street, Suite                       Assistant
1500, Minneapolis,                        Secretary of FAF
Minnesota 55402 (49)                      since September
                                          1998



Douglas G. Hess, 612    Assistant         Re-elected by the    Assistant Vice President, Fund Compliance
E. Michigan Street,     Secretary         Board annually;      Administrator, U.S. Bancorp Fund Services, LLC (FKA
Milwaukee, WI 53202                       Assistant            Firstar Mutual Fund Services, LLC) since March 1997
(35) *                                    Secretary of FAF
                                          since September
                                          2001

* Messrs. Schreier, Jordahl, Wilson, and Nelson are each officers of U.S. Bancorp Asset Management, Inc., which serves as investment adviser for FAF. Mr. Hess is an officer of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as Co-Administrator for FAF.

STANDING COMMITTEES OF THE BOARD OF DIRECTORS

         There are currently three standing committees of the FAF Board of
Directors: Audit Committee, Pricing Committee and Nominating Committee.

                                                                                               NUMBER OF FUND COMPLEX
                                                                                                 COMMITTEE MEETINGS
                                                                                                  HELD DURING LAST
                               COMMITTEE FUNCTION                      COMMITTEE MEMBERS             FISCAL YEAR
                 ------------------------------------------------ ---------------------------- ------------------------

Audit Committee  The Committee will recommend annually to the      Leonard Kedrowski (Chair)              8
                 Board of Directors a firm of independent
                 certified public accountants to audit the               Roger Gibson
                 books and records of the funds for the ensuing
                 year.  In connection therewith, the Committee         Richard Riederer
                 will monitor that firm's performance,
                 including a review of each audit and review of        Virginia Stringer
                 fees paid, confer with that firm as to the              (ex-officio)
                 funds' financial statements and internal
                 controls,  evaluate the firm's independence,
                 review procedures to safeguard portfolio
                 securities, review the purchase by the funds
                 from the firm of nonaudit services,
                 facilitate communications with management and
                 service providers and review funds' back-up
                 procedures and disaster recovery plans.

Pricing          The Committee is responsible for valuing           Joseph Strauss (Chair)                8
Committee        portfolio securities for which market                   Andrew Hunter
                 quotations are not readily available, pursuant           John Murphy
                 to procedures established by the Board of             Virginia Stringer
                 Directors.                                              (ex-officio)



                                                                                               NUMBER OF FUND COMPLEX
                                                                                                 COMMITTEE MEETINGS
                                                                                                  HELD DURING LAST
                               COMMITTEE FUNCTION                      COMMITTEE MEMBERS             FISCAL YEAR
                 ------------------------------------------------ ---------------------------- ------------------------

Nominating       The Committee is responsible for recommending       Andrew Hunter (Chair)                2
Committee        to the Board of Directors (1) nominees for              Roger Gibson
                 election as directors, (2) a successor to the         Richard Riederer
                 Chair when a vacancy occurs, and (3)              Virginia Stringer (ex-officio)
                 compensation plans and arrangements for the
                 directors; and reviewing with the Chair, the
                 Chair's recommended Committee assignments.


FUND SHARES OWNED BY THE DIRECTORS

         The information in the table below discloses the dollar ranges of (i) each Director's beneficial ownership in FAF, and (ii) each Director's aggregate beneficial ownership in all funds within the First American Funds complex.

                                                                       AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
NAME OF DIRECTOR            DOLLAR RANGE OF EQUITY SECURITIES IN FAF          THE FIRST AMERICAN FUNDS COMPLEX*
-------------------------- ------------------------------------------- ------------------------------------------------

VIRGINIA STRINGER                          Over $100,000                                 Over $100,000
LEONARD KEDROWSKI                       $50,001 - $100,000                               Over $100,000
ROGER GIBSON                               $1 - $10,000                                 $10,001-$50,000
ANDREW HUNTER                              Over $100,000                                  Over $100,000
JOSEPH STRAUSS                             $1 - $10,000                                   Over $100,000
RICHARD RIEDERER                           $1 - $10,000                               $50,001-$100,000
JAMES WADE                               $10,001 - $50,000                                Over $100,000
JOHN MURPHY                             $50,001 - $100,000                                Over $100,000


         * The dollar range disclosed is based on the value of the securities as of October 1, 2002.


         As of October 1, 2002, none of the independent Directors or their immediate family members owned, beneficially, or of record, any securities in
(i) an investment advisor or principal underwriter of the Fund or (ii) a person (other than a registered investment company) directly of indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund.

APPROVAL OF INVESTMENT ADVISORY CONTRACT

         The Board of Directors last reviewed the Advisory Agreement and approved its continuation on June 5, 2002. In connection with its re-approval, the Board of Directors reviewed and considered the following factors with respect to each Fund:

o the terms of the Advisory Agreement, including the nature and scope of services to be provided by the Advisor to the Fund;

o the structure and rate of the fees charged by the Advisor under the Advisory Agreement (both before and after fee waivers by the Advisor), as compared to the advisory fees paid by similar funds managed by other investment advisors;

o the historical profitability of the Advisory Agreement to the Advisor with respect to the Fund, and the other benefits that may be received by the Advisor or its affiliates in providing services to the Fund (including soft dollar benefits received by the Advisor in addition to its investment advisory fee);

o the total fees and expenses paid by the Fund, as compared to the total fees and expenses paid by similar funds managed by other investment advisors;

o the historical investment performance of the Fund, as compared to the historical investment performance of (a) similar funds managed by other investment advisors, and (b) one or more unmanaged "benchmark" indices for the Fund;

o information and reports concerning the management and performance of each Fund which were provided to the Board on a regular basis throughout the course of the year;

o an in-depth review of strategies and performance which the Board performs with respect to each Fund at least annually;

o the steps taken by the Advisor since the Board's last re-approval of the Advisory Agreement to improve the performance of certain Funds, and the changes in performance of such Funds; and

o the nature and scope of the investment advisory services that historically have been provided by the Advisor to the Fund, and the ability of the Advisor to continue to provide the same level and quality of investment advisory services to the Fund in light of the experience and qualifications of the Advisor and its personnel, the Advisor's financial condition, and the terms of the Advisory Agreement.

         The "similar funds managed by other investment advisors" referred to above were selected by Lipper Inc., an organization which is not affiliated with the Advisor. The information concerning such funds was compiled and provided to the Board of Directors by Lipper Inc.

         The Board of Directors was led in its review and deliberations by James
M. Wade, a "disinterested" director of the Funds whom the Board has designated as Fund Review Liaison. The Board was advised and assisted by counsel to the independent directors and fund counsel. On the basis of the Board's review and analysis of the foregoing information, the Board found in the exercise of its business judgment that the terms of the Advisory Agreement are fair and reasonable and in the best interest of shareholders of each Fund. The Board also performed a similar, but less extensive, analysis of each sub-advisory agreement with respect to the Funds and found in the exercise of its business judgment that the terms of each such agreement are fair and reasonable and in the best interest of shareholders of the relevant Funds. No single factor or group of factors was deemed to be determinative by the Board in making these judgments. Instead, the Board based its decisions on the totality of the information which it requested and reviewed.

COMPENSATION

         The First American Family of Funds, which includes FAIF, FAF, FASF, FAIP and the FACEF, currently pays only directors of the funds who are not paid employees or affiliates of the funds, a fee of $40,000 per year ($60,000 in the case of the Chair) plus $10,000 ($15,000 in the case of the Chair) per meeting of the Board attended and $2,500 per Nominating Committee or Audit Committee meeting attended ($3,750 in the case of a committee chair) and reimburses travel expenses of directors and officers to attend Board meetings. In the event of telephonic Board meetings, each participating director receives a fee of $5,000 ($7,500 in the case of the Chair), and in the event of telephonic Nominating or Audit Committee meetings, each participating director receives a fee of $1,250 ($1,875 in the case of the committee chair). In addition, directors may receive a per diem fee of $2,500 per day, plus travel expenses when directors travel out of town on Fund business. However, directors do not receive the $2,500 per diem amount plus the foregoing Board or committee fee for an out-of-town committee or Board meeting but instead receive the greater of the total per diem fee or meeting fee. Legal fees and expenses are also paid to Dorsey & Whitney LLP, the law firm of which James D. Alt, Secretary, and Michael J. Radmer, and Kathleen
L. Prudhomme, Assistant Secretaries of FAIF, FAF, FASF, FAIP and FACEF, are partners.

         The following table sets forth information concerning aggregate compensation paid to each director of FAF (i) by FAF (column 2), and (ii) by FAIF, FAF, FASF, FAIP and FACEF collectively (column 5) during the fiscal year ended September 30, 2002. No executive officer or affiliated person of FAIF received any compensation from FAIF in excess of $60,000 during such fiscal year:



                                        AGGREGATE           PENSION OR                             TOTAL COMPENSATION
                                      COMPENSATION     RETIREMENT BENEFITS    ESTIMATED ANNUAL     FROM REGISTRANT AND
                                          FROM          ACCRUED AS PART OF      BENEFITS UPON     FUND COMPLEX PAID TO
NAME OF PERSON, POSITION             REGISTRANT (1)       FUND EXPENSES          RETIREMENT           DIRECTORS (2)
----------------------------------- ------------------ --------------------- -------------------- ----------------------
Robert J. Dayton (3)                     $30,333              -0-                   -0-                $58,616
Andrew S. Duff (4)                          -0-               N/A                   N/A                    -0-
Roger A. Gibson, Director                52,835               -0-                   -0-                104,350
Andrew M. Hunter III, Director           43,327               -0-                   -0-                 87,500
Leonard W. Kedrowski, Director           76,170               -0-                   -0-                153,825
John M. Murphy, Jr., Director (5)           -0-               N/A                   N/A                    -0-
Richard K. Riederer, Director            68,825               -0-                   -0-                133,000
Joseph D. Strauss, Director              53,170               -0-                   -0-                102,875
Virginia L. Stringer, Director &         90,564               -0-                   -0-                176,125
Chair
James M. Wade, Director                  49,807               -0-                   -0-                 96,250


(1) Included in the Aggregate Compensation From Registrant under column 2 are amounts deferred by Directors pursuant to the Deferred Compensation Plan discussed below. Pursuant to this Plan, compensation was deferred for the following directors: Roger A. Gibson, $25,836; Andrew M. Hunter III, $43,327; Leonard W. Kedrowski, $76,170; Joseph D. Strauss, $1,461; and Virginia L. Stringer, $12,813.

(2) Deferred compensation is included in the Total Compensation under column 5 for the following directors: Roger A. Gibson, $52,175; Andrew
         M. Hunter III, $87,500; Leonard W. Kedrowski, $153,825; Joseph D. Strauss, $2,950; and Virginia L. Stringer, $25,875.

(3) On May 15, 2002, Robert J. Dayton tendered his resignation from the Board of Directors of the Funds, effective September 30, 2002.

(4) At the August 30, 2001 shareholder meeting, Andrew S. Duff was elected to the Board of Directors. Mr. Duff, who was an "interested person," did not receive any compensation and resigned from the Board of Directors on December 5, 2001.

(5) As an "interested person," John M. Murphy do not receive compensation from FAIF, FAF, FASF, FAIP or FACEF for his position on the Board of Directors.



         The directors may elect to defer payment of up to 100% of the fees they receive in accordance with a Deferred Compensation Plan (the "Plan"). Under the Plan, a director may elect to have his or her deferred fees treated as if they had been invested in the shares of one or more funds and the amount paid to the director under the Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period years. The Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. Deferral of director fees in accordance with the Plan will have a negligible impact on fund assets and liabilities and will not obligate the funds to retain any director or pay any particular level of compensation.


                                 CODE OF ETHICS

         First American Funds, Inc., U.S. Bancorp Asset Management, Inc., and Quasar Distributors, LLC have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. Each of these Codes of Ethics permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Funds. These Codes of Ethics are on public file with, and are available from, the SEC.

              INVESTMENT ADVISORY AND OTHER SERVICES FOR THE FUNDS

INVESTMENT ADVISOR

         U.S. Bancorp Asset Management, Inc. (the "Advisor") (FKA U.S. Bancorp Piper Jaffray Asset Management, Inc.), 800 Nicollet Mall, Minneapolis, Minnesota 55402, serves as the investment advisor and manager of the Funds. The Advisor is a wholly owned subsidiary of U.S. Bank, 800 Nicollet Mall, Minneapolis, Minnesota 55402, a national banking association that has professionally managed accounts for individuals, insurance companies, foundations, commingled accounts, trust funds, and others for over 75 years. U.S. Bank is, in turn, a subsidiary of U.S. Bancorp, 800 Nicollet Mall, Minneapolis, Minnesota 55402, which is a regional multi-state bank holding company headquartered in Minneapolis, Minnesota that primarily serves the Midwestern, Rocky Mountain and Northwestern states. U.S. Bancorp operates four banks and eleven trust companies with banking offices in twenty-four contiguous states. U.S. Bancorp also has various other subsidiaries engaged in financial services. At September 30, 2002, U.S. Bancorp and its consolidated subsidiaries had consolidated assets of approximately $167.8 billion, consolidated deposits of $107.4 billion and shareholders' equity of $17.5 billion.

         Pursuant to an Investment Advisory Agreement, dated January 20, 1995 (the "Advisory Agreement"), the Funds engaged U.S. Bank, through its First American Asset Management division ("FAAM"), to act as investment advisor for and to manage the investment of the Funds' assets. The Advisory Agreement was assigned to the Advisor on May 2, 2001. Under the terms of the Advisory Agreement, each Fund has agreed to pay the Advisor monthly fees calculated on an annual basis equal to 0.35% of the Fund's average daily net assets (before any waivers).

         On February 8, 2001, Firstar Investment Research & Management Co., a Wisconsin limited liability company ("FIRMCO"), became affiliated with FAAM when its parent corporation, Firstar Corporation merged with U.S. Bancorp. On May 2, 2001, FAAM and FIRMCO combined operations to form the Advisor and assigned to the Advisor all related advisory agreements. Prior to May 2, 2001, Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund and Treasury Obligations Fund were advised by, and paid advisory fees to, FAAM, and Ohio Tax Free Obligations Fund (successor by merger to Firstar Ohio Tax-Exempt Bond Fund) and Treasury Reserve Fund (successor by merger to the Retail A shares of Firstar U.S. Treasury Money Market Fund) were advised by, and paid fees to, FIRMCO. On December 11, 2000, the Firstar Ohio Tax-Exempt Bond Fund became the successor by merger to the Firstar Stellar Ohio Tax-Free Money Market Fund and, on November 27, 2000, the Firstar U.S. Treasury Money Market Fund became the successor by merger to the Firstar Stellar Treasury Fund. Prior to April 1, 2000, investment advisory services for the Firstar Stellar Funds Fund, were provided by the Capital Management Division of Firstar Bank National Association ("Capital Management"), a subsidiary of Firstar Corporation.

         The Advisory Agreement requires the Advisor to arrange, if requested by FAF, for officers or employees of the Advisor to serve without compensation from the Funds as directors, officers, or employees of FAF if duly elected to such positions by the shareholders or directors of FAF. The Advisor has the authority and responsibility to make and execute investment decisions for the Funds within the framework of the Funds' investment policies, subject to review by the Board of Directors of FAF. The Advisor is also responsible for monitoring the performance of the various organizations providing services to the Funds, including the Funds' distributor, shareholder services agent, custodian, and accounting agent, and for periodically reporting to FAF's Board of Directors on the performance of such organizations. The Advisor will, at its own expense, furnish the Funds with the necessary personnel, office facilities, and equipment to service the Funds' investments and to discharge its duties as investment advisor of the Funds.

         In addition to the investment advisory fee, each Fund pays all of its expenses that are not expressly assumed by the Advisor or any other organization with which the Fund may enter into an agreement for the performance of services. Each Fund is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. FAF may have an obligation to indemnify its directors and officers with respect to such litigation. The Advisor will be liable to the Funds under the Advisory Agreement for any negligence or willful misconduct by the Advisor other than liability for investments made by the Advisor in accordance with the explicit direction of the Board of Directors or the investment objectives and policies of the Funds. The Advisor has agreed to indemnify the Funds with respect to any loss, liability, judgment, cost or penalty that a Fund may suffer due to a breach of the Advisory Agreement by the Advisor.

         The Advisor has agreed to a contractual fee waiver for each of the Funds through September 30, 2003. This waiver is set forth in the Funds' Prospectuses. Additionally, the Advisor may, at its option, waive additional fees, or reimburse expenses, with respect to each of the Funds from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time unless otherwise set forth in the Prospectus. The Advisor also may absorb or reimburse expenses of the Funds from time to time, in its discretion, while retaining the ability to be reimbursed by the Funds for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

         The following table sets forth the contractual fee caps to which the Advisor has agreed through September 30, 2003 for each of the Funds' share classes. These expense limits on the annual operating expenses of the share classes within each Fund may be terminated at any time after September 30, 2003 upon prior notice to FAF's Board of Directors.

                                                      CONTRACTUAL FEE CAPS THROUGH SEPTEMBER 30, 2003
                                                      -----------------------------------------------

                                        CLASS A     CLASS B     CLASS C     CLASS D    CLASS S    CLASS Y    CLASS I
                                        -------     -------     -------     -------    -------    -------    -------
Government Obligations Fund                0.75%       NA          NA         0.60%      0.75%      0.45%      NA
Ohio Tax Free Obligations Fund             0.75        NA          NA         NA         0.75       0.45       NA
Prime Obligations Fund                     0.81        1.48%       1.48%      0.63       0.78       0.48       0.40%
Tax Free Obligations Fund                  0.75        NA          NA         0.60       0.75       0.45       NA
Treasury Obligations Fund                  0.75        NA          NA         0.60       0.75       0.45       NA
Treasury Reserve Fund                      0.94        NA          NA         NA         NA         NA         NA


         The following table sets forth total advisory fees before waivers and after waivers for each of the Funds for the fiscal years/periods ended September 30, 2000, September 30, 2001 and September 30, 2002 (unless a different fiscal year/period is indicated in note (1) below):


                                     FISCAL YEAR/PERIOD ENDED       FISCAL YEAR/PERIOD ENDED         FISCAL YEAR/PERIOD ENDED
                                       SEPTEMBER 30, 2000(1)            SEPTEMBER 30, 2001               SEPTEMBER 30, 2002
                                       ---------------------            ------------------               ------------------
                                   ADVISORY FEE    ADVISORY FEE     ADVISORY FEE   ADVISORY FEE      ADVISORY FEE    ADVISORY FEE
                                   BEFORE WAIVERS  AFTER WAIVERS  BEFORE WAIVERS   AFTER WAIVERS    BEFORE WAIVERS   AFTER WAIVERS
                                   --------------  -------------  --------------   -------------    --------------   -------------
Government Obligations Fund         $  7,197,627   $  6,131,785   $  7,530,901      $  6,397,652         8,585,347      7,118,193
Ohio Tax Free Obligations Fund(2)        332,892        332,892        396,185           298,106           312,520        113,124
Prime Obligations Fund                47,309,640     42,594,558     53,447,173        50,277,133        63,970,910     58,404,244
Tax Free Obligations Fund              2,766,005      2,325,107      3,109,559         2,642,583         4,708,957      3,878,157
Treasury Obligations Fund             23,308,337     20,026,508     25,980,923        22,185,049        33,016,698     27,605,671
Treasury Reserve Fund                         NA             NA        249,000(2)        187,000(2)      9,711,030      8,010,728


(1) Information for the predecessor funds of Ohio Tax Free Obligations Fund and Treasury Reserve Fund is for the fiscal period ended October 31, 2000. Information includes fees paid by the predecessor funds to FIRMCO and Capital Management, predecessor investment advisers of the funds.
(2)      Reflects fees paid from September 26, 2001 through September 30, 2001.

ADMINISTRATOR

         U.S. Bancorp Asset Management, Inc. and U.S. Bancorp Fund Services, LLC (fka Firstar Mutual Fund Services, LLC) ("USBFS"), 615 East Michigan Street, Milwaukee, WI 53202 (collectively the "Administrators"), serve as co-Administrators pursuant to a Co-Administration Agreement between the Administrators and the Funds, dated as of October 1, 2001 ("Co-Administration Agreement"). The Administrators will provide administration services to the Funds and serve as the Funds' Administrators. The Administrators are each subsidiaries of U.S. Bancorp. Under the Co-Administration Agreement, the Administrators provide, or compensate others to provide, services to the Funds. These services include various oversight and legal services, accounting services, dividend disbursing services and shareholder services. Pursuant to the Co-Administration Agreement, USBFS will also serve as each Fund's transfer agent. The Funds pay the Administrators fees which are calculated daily and paid monthly, equal to each Fund's pro rata share of an amount equal, on an annual basis, to 0.25% of the aggregate average daily assets of all open-end mutual funds in the First American fund family up to $8 billion, 0.235% on the next $17 billion of aggregate average daily assets, 0.22% on the next $25 billion of aggregate average daily assets, and 0.20% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family in excess of $50 billion. (For the purposes of this Agreement, the First American fund family includes all series of FAF, FASF, FAIF and FAIP.) In addition, the Funds pay annual fees of $18,500 per CUSIP, shareholder account maintenance fees of $9 to $15 per account, closed account fees of $3.50 per account, and Individual Retirement Account fees of $15 per account. Between January 1, 2000 and September 30, 2001 U.S. Bank served as the sole administrator for the Funds. The Funds paid U.S. Bank fees which were calculated daily and paid monthly, equal to each Fund's pro rata share of an amount equal, on an annual basis, to 0.12% of the aggregate average daily assets of all open-end mutual funds in the First American fund family up to $8 billion and 0.105% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family in excess of $8 billion. In addition, the Funds paid U.S. Bank annual fees of $18,500 per CUSIP, shareholder account fees of $15 per account, closed account fees of $3.50 per account, and Individual Retirement Account fees of $15 per account.

         Prior to January 1, 2000, SEI Investments Management Corporation served as the sole administrator for the Funds. SEI Investments Management Corporation is a wholly-owned subsidiary of SEI Investments Company. The Funds paid to SEI Investment Management a fee equal to (i) 0.070% of each Fund's average daily net assets until aggregate net assets of all Funds exceeded $8 billion and (ii) 0.055% to the extent aggregate net assets of all Funds exceeded $8 billion.

         Prior to September 24, 2001, USBFS served as the sole Administrator to the predecessor funds of the Ohio Tax Free Obligations Fund and the Treasury Reserve Fund. The predecessor funds paid a fee to USBFS for its administrative services, computed daily and payable monthly at the annual rate of 0.125% of the funds' first $2 billion of average aggregate daily net assets, plus 0.10% of the Fund's average aggregate daily net assets in excess of $2 billion.

         The following table sets forth total administrative fees, after waivers, paid by each of the Funds listed below to U.S. Bank, SEI Investment Management Corporation, and USBFS, as applicable, for the fiscal years/periods ended September 30, 2000, September 30, 2001 and September 30, 2002 (unless a different fiscal year/period is indicated in note (1) below):

                                         FISCAL YEAR/PERIOD ENDED   FISCAL YEAR/PERIOD ENDED  FISCAL YEAR/PERIOD ENDED
                                           SEPTEMBER 30, 2000(1)       SEPTEMBER 30, 2001        SEPTEMBER 30, 2002
                                           ---------------------       ------------------        ------------------

Government Obligations Fund                      $1,056,986             $  1,212,393                $2,941,090
Ohio Tax Free Obligations Fund                       66,579                   70,733                   147,989
Prime Obligations Fund                            6,937,700                7,865,650                21,526,137
Tax Free Obligations Fund                           405,449                  459,584                 1,728,109
Treasury Obligations Fund                         3,424,307                3,826,698                12,035,207
Treasury Reserve Fund                             3,609,634                4,843,130                 3,286,775


(1) Information for the predecessor funds of Ohio Tax Free Obligations Fund and Treasury Reserve Fund is for the fiscal period ended October 31, 2000.

DISTRIBUTOR

         Quasar Distributors, LLC ("Quasar" or the "Distributor") serves as the distributor for the Funds' shares. The Distributor is a wholly-owned subsidiary of U.S. Bancorp. Prior to October 1, 2001, SEI Investments Distribution Co. served as distributor for the predecessor funds to Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund and Treasury Obligations Fund. Prior to August 1, 2000, Edgewood Services, Inc. ("Edgewood") served as distributor for the predecessor funds to Ohio Tax Free Obligations Fund and Treasury Reserve Fund.

         The Distributor serves as distributor for the Class A, Class I, Class Y, Class S, Class D Shares and the Treasury Reserve Fund pursuant to a Distribution Agreement dated October 1, 2001 (the "Class A / Class I / Class Y / Class D Distribution Agreement") between itself and the Funds, as distributor for the Class B Shares pursuant to a Distribution and Service Agreement dated October 1, 2001, (the "Class B Distribution and Service Agreement") between itself and the Funds, and as distributor for the Class C Shares pursuant to a Distribution and Service Agreement dated October 1, 2001 ("Class C Distribution and Service Agreement") between itself and the Funds. These agreements are referred to collectively as the "Distribution Agreements."

         Fund shares and other securities distributed by the Distributor are not deposits or obligations of, or endorsed or guaranteed by, U.S. Bank or its affiliates, and are not insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation.

         Under the Distribution Agreements, the Distributor has agreed to perform all distribution services and functions of the Funds to the extent such services and functions are not provided to the Funds pursuant to another agreement. The shares of the Funds are distributed through the Distributor and through securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the "Participating Institutions") which enter into sales agreements with the Distributor to perform share distribution or shareholder support services.

         U.S. Bancorp Investment Services, Inc. ("USBI") and U.S. Bancorp Piper Jaffray Inc. ("Piper"), broker-dealers affiliated with the Advisor, are Participating Institutions. The Advisor pays USBI and Piper up to 0.25% of the portion of each Fund's average daily net assets attributable to Class Y Shares for which USBI or Piper are responsible, respectively, in connection with USBI's or Piper's provision of shareholder support services. Such amounts paid to USBI and Piper, by the Advisor, will not affect any agreement by the Advisor to limit expenses of each Fund.

         The Class A Shares pay to the Distributor a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of the Class A Shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class A Shares. The shareholder servicing fee is intended to compensate the Distributor for ongoing servicing and/or maintenance of shareholder accounts and may be used by the Distributor to provide compensation to institutions through which shareholders hold their shares for ongoing servicing and/or maintenance of shareholder accounts. This fee is calculated and paid each month based on average daily net assets of Class A Shares of each Fund for that month.

         The Class B Shares pay to the Distributor a shareholder servicing fee at the annual rate of 0.25% of the average daily net assets of the Class B Shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class B Shares beginning one year after purchase. The Class B Shares also pay to the Distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of the Class B Shares. The distribution fee is intended to compensate the distributor for advancing a commission to institutions purchasing Class B Shares.

         The Class C Shares pay to the Distributor a shareholder servicing fee at the annual rate of 0.25% of the average daily net assets of the Class C Shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class C Shares. This fee is calculated and paid each month based on average daily net assets of the Class C Shares. The Class C Shares also pay to the Distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of the Class C Shares. The Distributor may use the distribution fee to provide compensation to institutions through which shareholders hold their shares beginning one year after purchase.

         The Class D Shares of each Fund pay a shareholder servicing fee to the Distributor monthly at the annual rate of 0.15% of each Fund's Class D Share average daily net assets. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class D Shares. This fee is calculated and paid each month based on average daily net assets of Class D Shares of each Fund for that month.

         The Class S Shares pay to the Distributor a shareholder servicing fee at the annual rate of 0.25% of the average daily net assets of Class S Shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class S Shares. This fee is calculated and paid each month based on average daily net assets of the Class S Shares.

         The Distributor receives no compensation for distribution or shareholder servicing of the Class I and Class Y Shares.

         The Treasury Reserve Fund pays a distribution and shareholder servicing fee to the Distributor monthly at the annual rate of 0.50% of the Fund's average daily net assets. The Distributor uses the fee to pay commissions to institutions that sell Treasury Reserve Fund shares. This fee is calculated and paid each month based on average daily net assets of Treasury Reserve Fund Shares for that month.

         The Distribution Agreements provide that they will continue in effect for a period of more than one year from the date of their execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board members of FAF and by the vote of the majority of those Board members of FAF who are not interested persons of FAF and who have no direct or indirect financial interest in the operation of FAF's Rule 12b-1 Plans of Distribution or in any agreement related to such plans.

         Quasar received the following compensation from each Fund listed below during its most recent fiscal year.

                                     NET UNDERWRITING AND   COMPENSATION ON         BROKERAGE       OTHER COMPENSATION
                                     COMMISSIONS DISCOUNTS   REDEMPTIONS AND       COMMISSIONS      ------------------
                                     ---------------------    REPURCHASES          -----------
                                                              -----------
Government Obligations Fund                 None                 None                 None                  None
Ohio Tax Free Obligations Fund              None                 None                 None                  None
Prime Obligations Fund                      None                 None                 None                  None
Tax Free Obligations Fund                   None                 None                 None                  None
Treasury Obligations Fund                   None                 None                 None                  None
Treasury Reserve Fund                       None                 None                 None                  None


         FAF has entered into a Shareholder Service Plan and Agreement with the Distributor, under which the Distributor has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, one or more specified shareholder services to beneficial owners of Class S Shares. The Distributor has agreed that the services provided pursuant to the Shareholder Service Plan and Agreement will in no event be primarily intended to result in the sale of Class S Shares. Pursuant to the Shareholder Service Plan and Agreement, the Funds have agreed to pay the Distributor a fee at an annual rate of 0.25% of the average net asset value of the Class S Shares, computed daily and paid monthly. The Distributor is to pay any shareholder service providers with which it enters into written agreements out of this amount.

         Quasar, SEI Investments Distribution Co. and Edgewood, as applicable, received no compensation from the Funds with respect to the Class S Shares other than the shareholder servicing fees. The following tables set forth the total shareholder servicing fees, after waivers, paid by Class S shares of the Funds listed below for the fiscal years/periods ended 2000, 2001 and September 30, 2002:

                                                                   CLASS S SHARES
                                                               SHAREHOLDER SERVICING FEES
                                                               --------------------------
                                   FISCAL YEAR/PERIOD ENDED   FISCAL YEAR/PERIOD ENDED   FISCAL YEAR/PERIOD ENDED
                                     SEPTEMBER 30, 2000(1)       SEPTEMBER 30, 2001         SEPTEMBER 30, 2002
                                     ---------------------       ------------------         ------------------

Government Obligations Fund             $       *                  $   4,602                    $    259,791
Ohio Tax Free Obligations Fund                  *                        819                         217,315
Prime Obligations Fund                          *                          -                          54,936
Tax Free Obligations Fund                       *                     19,202                         723,003
Treasury Obligations Fund                       *                     96,049                       4,666,349
Treasury Reserve Fund                           *                          *                               *


----------------------------------------------

*        Fund did not offer this share class during the period indicated.
(1) Information for the predecessor funds of Ohio Tax Free Obligations and Treasury Reserve Fund is for the fiscal period ended October 31, 2000.

         FAF has also adopted Plans of Distribution with respect to the Class A, Class B, Class C and Class D Shares of the Funds and the Treasury Reserve Fund pursuant to Rule 12b-1 under the 1940 Act (collectively, the "Plans"). Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares, except pursuant to a plan adopted under the Rule. Each of the Plans is a "compensation-type" plan under which the Distributor is entitled to receive the distribution fee regardless of whether its actual distribution expenses are more or less than the amount of the fee. The distribution fees under each of the plans are used for sole-primary purpose of compensating broker-dealers for their sales of the Funds. The Class B and C Plans authorize the Distributor to retain the contingent deferred sales charge applied on redemptions of Class B and C Shares, respectively, except that portion which is reallowed to Participating Institutions. The Plans recognize that the Distributor, any Participating Institution, the Administrator, and the Advisor, in their discretion, may from time to time use their own assets to pay for certain additional costs of distributing Class A, Class B, Class C and Class D Shares of the Funds and the Treasury Reserve Fund. Any such arrangements to pay such additional costs may be commenced or discontinued by the Distributor, any Participating Institution, the Administrator, or the Advisor at any time.

         The following tables set forth the total Rule 12b-1 fees, after waivers, paid to Quasar, SEI Investments Distribution Co. and Edgewood, as applicable, by each of the Funds listed below, by Share class, for the fiscal years/periods ended September 30, 2000, September 30, 2001 and September 30, 2002 (unless a different fiscal year/period is indicated in note (1) below):

                                                 FISCAL YEAR/PERIOD ENDED SEPTEMBER 30, 2000(1)
                                                 ----------------------------------------------

                                           CLASS A             CLASS B               CLASS C              CLASS D
                                           -------             -------               -------              -------

Government Obligations Fund           $  1,113,870                *                     *               $   646,633
Ohio Tax Free Obligations Fund(2)           0                     *                     *                    *
Prime Obligations Fund                 11,347,336              $40,878               $2,845               741,724
Tax Free Obligations Fund                746,687                  *                     *                 44,856
Treasury Obligations Fund                76,139                   *                     *                5,311,719
Treasury Reserve Fund                   2,110,530                 *                     *                  *

                                                   FISCAL YEAR/PERIOD ENDED SEPTEMBER 30, 2001
                                                   -------------------------------------------

                                          CLASS A              CLASS B               CLASS C              CLASS D
                                          -------              -------               -------              -------

Government Obligations Fund           $  1,212,393                *                     *               $  669,523
Ohio Tax Free Obligations Fund(2)           *                     *                     *                    *
Prime Obligations Fund                 12,943,173              56,918                18,417              1,047,567
Tax Free Obligations Fund                798,514                  *                     *                 52,155
Treasury Obligations Fund                192,138                  *                     *                5,743,488
Treasury Reserve Fund                   3,450,362                 *                     *                    *


                                                   FISCAL YEAR/PERIOD ENDED SEPTEMBER 30, 2002
                                                   -------------------------------------------

                                          CLASS A              CLASS B               CLASS C              CLASS D
                                          -------              -------               -------              -------

Government Obligations Fund            $1,354,669                 *                     *               $ 867,669
Ohio Tax Free Obligations Fund(2)         2,506                   *                     *                    *
Prime Obligations Fund                 14,612,148              77,980                23,316              1,163,042
Tax Free Obligations Fund               1,202,948                 *                     *                 35,057
Treasury Obligations Fund                424,243                  *                     *                6,288,410
Treasury Reserve Fund                  13,958,615                 *                     *                    *



* The Fund did not offer this class of shares during the period indicated.
(1) Information for the predecessor funds of Ohio Tax Free Obligations Fund and Treasury Reserve Fund is for the fiscal period ended October 31, 2000.
(2) Predecessor funds of Ohio Tax Free Obligations Fund waived all Rule 12b-1 fees and charged a 0.25% shareholder servicing fee pursuant to a Shareholder Servicing Plan. For fiscal periods ended October 31, 2000 and September 30, 2001, these fees were $89,381 and $51,491, respectively. This Shareholder Servicing Plan for Class A shares was discontinued on September 26, 2001, when the predecessor fund merged into Ohio Tax Free Obligations Fund.

CUSTODIAN AND AUDITORS

         CUSTODIAN. U.S. Bank (the "Custodian") acts as custodian of the Funds' assets and portfolio securities pursuant to a Custodian Agreement between First Trust National Association ("First Trust") and the Funds. First Trust's rights and obligations under the Custodian Agreement were assigned to U.S. Bank pursuant to an Assignment and Assumption Agreement between First Trust and U.S. Bank. The Custodian takes no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds. The duties of the Custodian are limited to receiving and safeguarding the assets and securities of the Funds and to delivering or disposing of them pursuant to the Funds' order. The Custodian is granted a lien for unpaid compensation upon any cash or securities held by it for the Funds.

         AUDITORS. Ernst & Young LLP, 220 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402, serves as the Funds' independent auditors, providing audit services, including audits of the annual financial statements and assistance and consultation in connection with SEC filings for the years ended September 30, 1999, September 30, 2000, September 30, 2001 and September 30, 2002.

         PricewaterhouseCoopers LLP, 100 E. Wisconsin Avenue, Suite 1500, Milwaukee Wisconsin 53202, served as the independent auditors for the predecessor funds of Ohio Tax Free Obligations Fund and Treasury Reserve Fund, providing audit services, including audits of the annual financial statements and assistance and consultation in connection with SEC filings for the fiscal period ended as of October 31, 2000.

                             PORTFOLIO TRANSACTIONS

         As the Funds' portfolios are exclusively composed of debt, rather than equity securities, most of the Funds' portfolio transactions are effected with dealers without the payment of brokerage commissions but at net prices, which usually include a spread or markup. In effecting such portfolio transactions on behalf of the Funds, the Advisor seeks the most favorable net price consistent with the best execution. The Advisor may, however, select a dealer to effect a particular transaction without communicating with all dealers who might be able to effect such transaction because of the volatility of the market and the desire of the Advisor to accept a particular price for a security because the price offered by the dealer meets guidelines for profit, yield, or both. The Funds may authorize the Advisor to place brokerage orders with some brokers who help distribute the Funds' shares, if the Advisor reasonably believes that transaction quality and commissions, if any, are comparable to that available from other qualified brokers.

         Decisions with respect to placement of the Funds' portfolio transactions are made by the Advisor. The primary consideration in making these decisions is efficiency in executing orders and obtaining the most favorable net prices for the Funds. Most Fund transactions are with the issuer or with major dealers acting for their own account and not as brokers. When consistent with these objectives, business may be placed with broker-dealers who furnish investment research services to the Advisor. Such research services would include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts.

         The research services may allow the Advisor to supplement its own investment research activities and enable the Advisor to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Funds. To the extent portfolio transactions are effected with broker-dealers who furnish research services, the Advisor would receive a benefit, which is not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Funds from these transactions.

         The Advisor has not entered into any formal or informal agreements with any broker-dealers, and does not maintain any "formula" that must be followed in connection with the placement of Fund portfolio transactions in exchange for research services provided to the Advisor, except as noted below. The Advisor may, from time to time, maintain an informal list of broker-dealers that will be used as a general guide in the placement of Fund business in order to encourage certain broker-dealers to provide the Advisor with research services, which the Advisor anticipates will be useful to it. Any list, if maintained, would be merely a general guide, which would be used only after the primary criteria for the selection of broker-dealers (discussed above) has been met, and, accordingly, substantial deviations from the list could occur. While it is not expected that any Fund will pay brokerage commissions, if it does, the Advisor would authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if the Advisor determined in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Advisor with respect to the Funds.

         No Fund effects brokerage transactions in its portfolio securities with any broker-dealer affiliated directly or indirectly with its Advisor or Distributor unless such transactions, including the frequency thereof, the receipt of commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Fund, as determined by the Board of Directors.

Any transactions with an affiliated broker-dealer must be on terms that are both at least as favorable to the Fund as such Fund can obtain elsewhere and at least as favorable as such affiliate broker-dealer normally gives to others.

         When two or more clients of the Advisor are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the Advisor to be equitable to each client. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each client is concerned. In other cases, however, the ability of the clients to participate in volume transactions will produce better executions for each client.

         During the fiscal year ended September 30, 2002, the Funds paid no brokerage commissions to affiliated brokers. At September 30, 2002, Prime Obligations Fund held securities of broker-dealers which are deemed to be "regular brokers or dealers" of the Funds under the 1940 Act (or of such broker-dealers' parent companies) in the following amounts:

            CS First Boston (commercial paper)                   $  149,874,000
            CS First Boston (notes)                                 324,237,000
            Goldman Sachs (commercial paper)                         99,520,000
            Goldman Sachs (notes)                                   388,000,000
            JP Morgan Chase (commercial paper)                      199,553,000
            JP Morgan Chase (certificates of deposit)                99,990,000
            Merrill Lynch (notes)                                   200,023,000
            Morgan Stanley Dean Witter (notes)                      480,065,000
            Salomon Smith Barney (commercial paper)                 348,949,000


                                  CAPITAL STOCK

         Each share of the Funds' $.01 par value common stock is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.

         Each share of the Funds has one vote. On some issues, such as the election of directors, all shares of all FAF Funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular Fund or class, the shares of that Fund or class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan pertaining to a class.

         The Bylaws of FAF provide that annual shareholders' meetings are not required and that meetings of shareholders need be held only with such frequency as required under Minnesota law and the 1940 Act.

         As of November 1, 2002, the directors and officers of FAF as a group owned less than one percent of each Fund's outstanding shares and the Funds were aware that the following persons owned of record five percent or more of the outstanding shares of each class of stock of the Funds:

                                                                      PERCENTAGE OF OUTSTANDING SHARES
--------------------------------------------------------------------------------------------------------------------------
                                                  CLASS A    CLASS B   CLASS C    CLASS D   CLASS Y  CLASS S    CLASS I
--------------------------------------------------------------------------------------------------------------------------
TREASURY OBLIGATIONS FUND
-------------------------

US BANK                                             73.49
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787

SPECIAL CUSTODY ACCOUNT FOR THE                     15.62
EXCLUSIVE BENEFIT OF ITS CUSTOMERS OF
FBS INVESTMENT SERVICES INC
ATTN MONEY FUND UNIT R/R
800 NICOLLET MALL STE 800
MINNEAPOLIS, MN 55402-7020

TREASURY OBLIGATIONS A OMNIBUS ACCOUNT              9.92
USBANCORP PIPER JAFFRAY FOR THE
EXCLUSIVE BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55102-1303

US BANK                                                                             99.54
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787

US BANK                                                                                       57.51
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787

SPECIAL CUSTODY ACCOUNT FOR THE                                                               20.81
EXCLUSIVE BENEFIT OF ITS CUSTOMERS OF
FBS INVESTMENT SERVICES INC
ATTN MONEY FUND UNIT R/R
800 NICOLLET MALL STE 800
MINNEAPOLIS, MN 55402-7020

US BANK                                                                                       20.57
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787

US BANK                                                                                                68.24
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787

US BANK                                                                                                27.71
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787



                                       28



                                                                      PERCENTAGE OF OUTSTANDING SHARES
--------------------------------------------------------------------------------------------------------------------------
                                                  CLASS A    CLASS B   CLASS C    CLASS D   CLASS Y  CLASS S    CLASS I
--------------------------------------------------------------------------------------------------------------------------

GOVERNMENT OBLIGATIONS FUND
---------------------------

GOV OBLIGATIONS FD A OMNIBUS ACCOUNT                83.80
USBANCORP PIPER JAFFRAY FOR THE
EXCLUSIVE BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-7020


US BANK                                              7.54
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787

SPECIAL CUSTODY ACCOUNT FOR THE                      6.80
EXCLUSIVE BENEFIT OF ITS CUSTOMERS OF
FBS INVESTMENT SERVICES INC
ATTN MUTUAL FUNDS UNIT R/R
800 NICOLLET MALL STE 800
MINNEAPOLIS, MN 55402-7020

US BANK                                                                             97.04
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787

SPECIAL CUSTODY ACCOUNT FOR THE                                                               39.65
EXCLUSIVE BENEFIT OF ITS CUSTOMERS
FBS INVESTMENT SERVICES INC
100 SOUTH FIFTH ST SUITE 1400
ATTN MONEY FUND UNIT R/R
MINNEAPOLIS, MN 55402-0387

US BANK                                                                                       36.92
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787

US BANK                                                                                       19.76
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787

US BANK                                                                                                77.95
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787

US BANK                                                                                                21.93
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787





                                       29


                                                                      PERCENTAGE OF OUTSTANDING SHARES
--------------------------------------------------------------------------------------------------------------------------
                                                  CLASS A    CLASS B   CLASS C    CLASS D   CLASS Y  CLASS S    CLASS I
--------------------------------------------------------------------------------------------------------------------------





OHIO TAX FREE OBLIGATION FUND
-----------------------------

STEPHEN L SAHLFELD                                  46.05
3615 BRENTWOOD AVENUE
CINCINNATI, OH 45208-1925

JAMES H BALTHASER                                   17.33
DIANNE A BALTHASER JT TEN
9417 AVEMORE CT
DUBLIN, OH 43017-9672

MARY CAROLE MACKLIN                                 12.70
3 FOREST PLACE
CINCINNATI, OH 45246-4407

WALDMAN PITCHER CO CPA S                            12.42
4500 COOPER RD SUITE 301
CINCINNATI, OH 45242-5600

THERESA D TORDA &                                   7.80
JOHN T TORDA JT TEN
20431 NICHOLAS AVE
EUCLID, OH 44123-3012

FIRSTAR BANK NA                                                                               99.99
PO BOX 1787
MILWAUKEE, WI 53201-1787

US BANK                                                                                                94.21
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787

US BANK                                                                                                 5.79
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787

PRIME OBLIGATIONS FUND
----------------------

PRIME OBLIGATIONS A OMNIBUS ACCOUNT                 69.80
US BANCORP PIPER JAFFRAY FOR THE
EXCLUSIVE BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

SPECIAL CUSTODY ACCOUNT FOR THE                     20.77
EXCLUSIVE BENEFIT OF ITS CUSTOMERS
FBS INVESTMENT SERVICES INC
ATTN MONEY FUND UNIT R/R
800 NICOLLET MALL STE 800
MINNEAPOLIS, MN 55402-7020

US BANK                                              6.77
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787



                                       30



                                                                      PERCENTAGE OF OUTSTANDING SHARES
--------------------------------------------------------------------------------------------------------------------------
                                                  CLASS A    CLASS B   CLASS C    CLASS D   CLASS Y  CLASS S    CLASS I
--------------------------------------------------------------------------------------------------------------------------

PRIME OBLIGATIONS B OMNIBUS ACCOUNT                            22.41
US BANCORP PIPER JAFFRAY FOR THE
EXCLUSIVE BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

PRIME OBLIGATIONS C OMNIBUS ACCOUNT                                      39.29
US BANCORP PIPER JAFFRAY FOR THE
EXCLUSIVE BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

STERLING TRUST CO CUST                                                    6.33
FBO OVERTURF MOTORS CO INC 401K
07C08118
1380 LAWRANCE ST STE 1400
DENVER, CO 80204-2060

STERLING TRUST COMPANY CUST FBO                                           5.81
RILEY HAYES ADVERTISING 401K
700 17TH ST STE 310
DENVER, CO 80202-3507

STERLING TRUST CO CUST                                                    5.31
KUFFEL HULTGRENN KLASHKE SHEA 401K
1380 LAWRANCE ST STE 1400
DENVER, CO 80204-2060

US BANK                                                                             90.22
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787

SPECIAL CUSTODY ACCOUNT FOR THE                                                      9.78
EXCLUSIVE BENEFIT OF ITS CUSTOMERS
FBS INVESTMENT SERVICES INC
ATTN MONEY FUND UNIT R/R
800 NICOLLET MALL STE 800
MINNEAPOLIS, MN 55402-7020

US BANK                                                                                       48.12
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787

SPECIAL CUSTODY ACCOUNT FOR THE                                                               35.10
EXCLUSIVE BENEFIT OF ITS CUSTOMERS
FBS INVESTMENT SERVICES INC
100 SOUTH 5TH ST SUITE 1400
ATTN MENU FUND UNIT R/R
MINNEAPOLIS, MN 55402-1217

US BANK                                                                                        9.53
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787

PRIME OBLIG INST Y OMNIBUS ACCOUNT                                                             7.13
USBANCORP PIPER JAFFRAY FOR THE
EXCLUSIVE BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-7020




                                       31



                                                                      PERCENTAGE OF OUTSTANDING SHARES
--------------------------------------------------------------------------------------------------------------------------
                                                  CLASS A    CLASS B   CLASS C    CLASS D   CLASS Y  CLASS S    CLASS I
--------------------------------------------------------------------------------------------------------------------------

US BANK                                                                                               100.00
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787

US BANK                                                                                                           64.12
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787

US BANK                                                                                                           26.98
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787

SPECIAL CUSTODY ACCOUNT FOR THE                                                                                    5.82
EXCLUSIVE BENEFIT OF ITS CUSTOMERS
FBS INVESTMENT SERVICES INC
100 SOUTH 5TH ST SUITE 1400
ATTN MENU FUND UNIT R/R
MINNEAPOLIS, MN 55402-1217

TAX FREE OBLIGATIONS FUND
-------------------------

TAX FREE OBLIG A OMNIBUS ACCOUNT                    66.59
USBANCORP PIPER JAFFRAY FOR THE
EXCLUSIVE BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 502-4303

US BANK NA                                          21.06
ATTN CATHY NELSON
800 NICOLET AVE BC-MN-H18U
MINNEAPOLIS, MN 55402

US BANK                                                                             99.86
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787

US BANK                                                                                       96.20
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787

US BANK                                                                                                95.64
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787

TREASURY RESERVE FUND
---------------------

US BANK NA                                          62.65
ATTN CATHY NELSON
800 NICOLET AVE BC-MN-H18U
MINNEAPOLIS, MN 55402

US BANK                                             23.27
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE, WI 53201-1787




                                       32


                                                                      PERCENTAGE OF OUTSTANDING SHARES
--------------------------------------------------------------------------------------------------------------------------
                                                  CLASS A    CLASS B   CLASS C    CLASS D   CLASS Y  CLASS S    CLASS I
--------------------------------------------------------------------------------------------------------------------------

NATIONAL FINANCIAL SVCS CORP                        13.28
FOR EXCL BEN OF CUSTOMERS
ATTN MUTUAL FUNDS DEPT 5TH FL
200 LIBERTY ST
1 WORLD FINANCIAL CTR
NEW YORK, NY 10281-1003


                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

         The public offering price of the shares of a Fund generally equals the Fund's net asset value plus any applicable sales charge. A summary of any applicable sales charge assessed on Fund share purchases is set forth in the Fund's Prospectus. The net asset value per share of each Fund is calculated on each day the New York Stock Exchange ("NYSE") is open for business. The NYSE is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Each year the NYSE may designate different dates for the observance of these holidays as well as designate other holidays for closing in the future. To the extent that the securities of a Fund are traded on days that the Fund is not open for business, the Funds' net asset value per share may be affected on days when investors may not purchase or redeem shares. On September 30, 2002, the net asset value per share for the Funds was calculated as set forth below.

                                                           Net Assets     /     Shares      =    Net Asset
                                                           (In Dollars)       Outstanding     Value Per Share
                                                                                               (In Dollars)
GOVERNMENT OBLIGATIONS FUND
     Class A                                      $         528,343,011      528,274,866 $            1.00
     Class Y                                              1,562,879,862    1,562,987,173              1.00
     Class D                                                428,307,412      428,325,239              1.00
     Class S                                                101,512,699      101,581,335              1.00
OHIO TAX FREE OBLIGATIONS FUND
     Class A                                      $             358,461          358,461 $            1.00
     Class Y                                                 57,420,772       57,420,772              1.00
     Class S                                                    527,980          527,980              1.00
PRIME OBLIGATIONS FUND
     Class A                                      $       5,728,745,010    5,728,784,202  $           1.00
     Class B                                                 10,349,788       10,354,159              1.00
     Class C                                                  2,958,115        2,958,170              1.00
     Class I                                              2,578,731,963    2,578,772,749              1.00
     Class Y                                              8,666,782,063    8,666,710,312              1.00
     Class D                                                623,430,736      623,439,003              1.00
     Class S                                                 34,147,265       34,147,258              1.00
TAX FREE OBLIGATIONS FUND
     Class A                                      $         406,204,664      406,244,408  $           1.00
     Class Y                                                584,131,777      584,146,600              1.00
     Class D                                                 20,951,778       20,952,427              1.00
     Class S                                                206,646,868      206,668,926              1.00
TREASURY OBLIGATIONS FUND
     Class A                                      $         230,540,850      230,516,575  $           1.00
     Class Y                                              2,996,615,921    2,996,647,067              1.00
     Class D                                              5,155,284,093    5,155,335,200              1.00
     Class S                                              1,648,326,432    1,648,326,432              1.00
TREASURY RESERVE FUND                             $       2,794,772,723    2,794,789,034  $           1.00


                        VALUATION OF PORTFOLIO SECURITIES

         The Funds' portfolio securities are valued on the basis of the amortized cost method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of a Fund computed as described above may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

         The valuation of the Funds' portfolio instruments based upon their amortized cost and the concomitant maintenance of the Funds' per share net asset value of $1.00 is permitted in accordance with Rule 2a-7 under the 1940 Act, under which the Funds must adhere to certain conditions. The Funds must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less from the date of purchase, and invest only in securities determined by the Board of Directors to present minimal credit risks and which are of high quality as determined by major rating services, or, in the case of any instrument which is not so rated, which are of comparable quality as determined by the Board of Directors. The maturities of variable rate demand instruments held in the Funds' portfolio will be deemed to be the longer of the demand period, or the period remaining until the next interest rate adjustment, although stated maturities may be in excess of one year. It is the normal practice of the Funds to hold portfolio securities to maturity and realize par therefor unless such sale or other disposition is mandated by redemption requirements or other extraordinary circumstances. The Board of Directors must establish procedures designed to stabilize, to the extent reasonably possible, the Funds' price per share as computed for the purpose of sales and redemptions at a single value. It is the intention of the Funds to maintain a per share net asset value of $1.00. Such procedures will include review of the Funds' portfolio holdings by the Directors at such intervals as they may deem appropriate, to determine whether the Funds' net asset value calculated by using available market quotations deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board of Directors determines that such a deviation exists, they will take such corrective action as they regard as necessary and appropriate, such as selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or establishing a net asset value per share by using available market quotations.


                                      TAXES

         Each Fund intends to elect each year to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, each Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

         Each Fund expects to distribute net realized short-term capital gains (if any) once each year, although it may distribute them more frequently, if necessary in order to maintain the Funds' net asset value at $1.00 per share. Distributions of net investment income and net short-term capital gains are taxable to investors as ordinary income.

         Under the Code, each Fund is required to withhold 30% of reportable payments (including dividends, capital gain distributions, if any, and redemptions) paid to certain shareholders who have not certified that the social security number or taxpayer identification number supplied by them is correct and that they are not subject to backup withholding because of previous under reporting to the IRS. These backup withholding requirements generally do not apply to shareholders that are corporations or governmental units or certain tax-exempt organizations.

         Under the Code, interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as Tax Free Obligations Fund and Ohio Tax Free Obligations Fund, will not be deductible by a shareholder in proportion to the ratio of exempt-interest dividends to all dividends other than those treated as long-term capital gains. Indebtedness may be allocated to shares of Tax Free Obligations Fund and Ohio Tax Free Obligations Fund even though not directly traceable to the purchase of such shares. Federal tax law also restricts the deductibility of other expenses allocable to shares of Tax Free Obligations Fund and Ohio Tax Free Obligations Fund.

         For shareholders who are or may become recipients of Social Security benefits, exempt-interest dividends are includable in computing "modified adjusted gross income" for purposes of determining the amount of Social Security benefits, if any, that is required to be included in gross income. The maximum amount of Social Security benefits includable in gross income is 85%.

         The Code imposes requirements on certain tax-exempt bonds which, if not satisfied, could result in loss of tax-exemption for interest on such bonds, even retroactively to the date of issuance of the bonds. Proposals may be introduced before Congress in the future, the purpose of which will be to further restrict or eliminate the federal income tax exemption for certain tax-exempt securities. Tax Free Obligations Fund cannot predict what additional legislation may be enacted that may affect shareholders. The Fund will avoid investment in such tax-exempt securities which, in the opinion of the Advisor, pose a material risk of the loss of tax exemption. Further, if such tax-exempt security in the Fund's portfolio loses its exempt status, the Fund will make every effort to dispose of such investment on terms that are not detrimental to the Fund.

                         CALCULATION OF PERFORMANCE DATA

         The Funds may issue current yield quotations. Simple yields are computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a recent seven calendar day period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7. The resulting yield figure will be carried to at least the nearest hundredth of one percent. Effective yields are computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a recent seven calendar day period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

              EFFECTIVE YIELD -- [(BASE PERIOD RETURN + 1)365/7]-1

         When calculating the foregoing yield or effective yield quotations, the calculation of net change in account value will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, and all fees, other than nonrecurring accounts or sales charges that are charged to all shareholder accounts in proportion to the length of the base period. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation are excluded from the calculation of yield and effective yield.

         From time to time, a Fund may advertise its "yield" and "effective yield." These yield figures are based upon historical earnings and are not intended to indicate future performance. The "yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized," that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. For the seven-day period ended September 30, 2002, the yield and effective yield, respectively, for the Funds were as set forth below.


                                                  YIELD       EFFECTIVE YIELD
GOVERNMENT OBLIGATIONS FUND
     Class A                                       1.17%             1.17%
     Class Y                                       1.47              1.48
     Class D                                       1.32              1.33
     Class S                                       1.17              1.17
OHIO TAX FREE OBLIGATIONS FUND
     Class A                                       0.94              0.94
     Class Y                                       1.24              1.24
     Class S                                       0.94              0.94
PRIME OBLIGATIONS FUND
     Class A                                       1.11              1.11
     Class B                                       0.44              0.44
     Class C                                       0.44              0.44
     Class Y                                       1.44              1.45
     Class D                                       1.29              1.30
     Class S                                       1.14              1.15
     Class I                                       1.52              1.53
TAX FREE OBLIGATIONS FUND
     Class A
     Class Y                                       0.93              0.93
     Class D                                       1.23              1.23
     Class S                                       1.08              1.08


TREASURY OBLIGATIONS FUND
     Class A                                       1.09              1.10
     Class Y                                       1.39              1.40
     Class D                                       1.24              1.25
     Class S                                       1.09              1.10
TREASURY RESERVE FUND                              0.89              0.90


         Tax Free Obligations Fund and Ohio Tax Free Obligations Fund may also advertise their tax equivalent yields. This yield will be computed by dividing that portion of the seven-day yield or effective yield of the Fund (computed as set forth above) which is tax-exempt by one minus the stated federal income tax rate (or, in the case of the Ohio Tax Free Obligations Fund, the stated combined federal/state income tax rate) and adding the product of that portion, if any, of the yield of the Fund that is not tax-exempt. For Ohio Tax Free Obligations Fund, the combined federal/state income tax rates take into account the deductibility of state income taxes in calculating federal tax rates. The tax-equivalent yield for Tax Free Obligations Fund, based on a 38.6% marginal federal income tax rate, and for Ohio Tax Free Obligations Fund, based on a 43.21% combined federal/Ohio tax free rate, for the seven day period ended September 30, 2002 were as follows:


                                        TAX-EQUIVALENT   TAX-EQUIVALENT
                                            YIELD        EFFECTIVE YIELD
                                            -----        ---------------
OHIO TAX FREE OBLIGATIONS FUND
     Class A                                 1.66%             1.66%
     Class Y                                 2.18%             2.18%
     Class S                                 1.66%             1.66%

TAX FREE OBLIGATIONS FUND
     Class A                                 1.51              1.51
     Class Y                                 2.00              2.00
     Class D                                 1.76              1.51
     Class S                                 1.51              1.51

         Yield information may be useful in reviewing the Funds' performance and for providing a basis for comparison with other investment alternatives. However, yields fluctuate, unlike investments which pay a fixed yield for a stated period of time. Yields for the Funds are calculated on the same basis as other money market funds as required by applicable regulations. Investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives.

         Investors should recognize that in periods of declining interest rates the Funds' yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the Funds' yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Funds' portfolio, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

                   ADDITIONAL INFORMATION ABOUT SELLING SHARES

BY TELEPHONE

         A shareholder may redeem shares of a Fund, if he or she elects the privilege on the initial shareholder application, by calling his or her financial institution to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution (less the amount of any applicable contingent deferred sales charge). Redemption requests must be received by the financial institution by the time specified by the institution to be assured same day processing and redemption requests must be transmitted to and received by the Funds by 3:00 p.m. Central Time (for Government Obligations Fund, Prime Obligations Fund, Treasury Obligations Fund and Treasury Reserve Fund), by 11:30 a.m. Central Time (for Tax Free Obligations Fund) and by 9:00 a.m. Central Time (for Ohio Tax Free Obligations Fund), for same day processing. Pursuant to instructions received from the financial institution, redemptions will be made by check or by wire transfer. It is the financial institution's responsibility to transmit redemption requests promptly. Redemptions processed by 3:00 p.m. Central Time (for Government Obligations Fund, Prime Obligations Fund, Treasury Obligations Fund and Treasury Reserve Fund) and by 11:30 a.m. Central Time (for Tax Free Obligations Fund) and by 9:00 a.m. Central Time (for Ohio Tax Free Obligations Fund) will not receive that day's dividend. Redemption requests placed after that respective time will earn that day's dividend, but will not receive proceeds until the following day.

         Shareholders who did not purchase their shares through a financial institution may redeem Fund shares by telephoning (800) 677-FUND. At the shareholder's request, redemption proceeds will be paid by check and mailed to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event longer than seven days after the request. Wire instructions must be previously established in the account or provided in writing. The minimum amount for a wire transfer is $1,000. If at any time a Fund determines it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

         In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be considered. Neither the Transfer Agent nor any Fund will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Transfer Agent and the Funds will each employ reasonable procedures to confirm that instructions communicated are genuine. These procedures may include taping of telephone conversations. To ensure authenticity of redemption or exchange instructions received by telephone, the Transfer Agent examines each shareholder request by verifying the account number and/or taxpayer identification number at the time such request is made. The Transfer Agent subsequently sends confirmations of both exchange sales and exchange purchases to the shareholder for verification. If reasonable procedures are not employed, the Transfer Agent and the Funds may be liable for any losses due to unauthorized or fraudulent telephone transactions.

BY MAIL

         Shareholders may redeem Fund shares by sending a written request to their investment professional, their financial institution, or the Funds. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested to be redeemed, and should be signed exactly as the shares are registered. Shareholders should call the Funds, shareholder servicing agent or financial institution for assistance in redeeming by mail. A check for redemption proceeds normally is mailed within one business day, but in no event more than seven business days, after receipt of a proper written redemption request.

         Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Funds, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

         * a trust company or commercial bank, the deposits of which are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

         * a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges or the National Association of Securities Dealers;

         * a savings bank or savings and loan association the deposits of which are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

         * any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

         The Funds do not accept signatures guaranteed by a notary public.

         The Funds and the Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The Funds and the Transfer Agent reserve the right to amend these standards at any time without notice.

BY CHECKING ACCOUNT - CLASS A SHARES ONLY

         At the shareholder's request, the Transfer Agent will establish a checking account for redeeming Fund shares. With a Fund checking account, shares may be redeemed simply by writing a check for $100 or more. The redemption will be made at the net asset value on the date that the Transfer Agent presents the check to a Fund. A check may not be written to close an account. If a shareholder wishes to redeem shares and have the proceeds available, a check may be written and negotiated through the shareholder's bank. Checks should never be sent to the Transfer Agent to redeem shares. Copies of canceled checks are available upon request. A fee is charged for this service. For further information, contact the Funds.

REDEMPTION BEFORE PURCHASE INSTRUMENTS CLEAR

         When shares are purchased by check or with funds transferred through the Automated Clearing House, the proceeds of redemption of those shares are not available until the Transfer Agent is reasonably certain that the purchase payment has cleared, which could take up to 15 calendar days from the purchase date.

                               SHORT-TERM RATINGS

         The Funds' investments are limited to securities that, at the time of acquisition, are "Eligible Securities." Eligible Securities include securities that are rated by two nationally recognized statistical rating organizations in one of the two highest categories for short-tem debt obligations, such as A-1 or A-2 by Standard & Poor's, or Prime-1 or Prime-2 by Moody's, and unrated securities of comparable quality.

STANDARD & POOR'S

         A-1. A short-term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         A-2. A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

MOODY'S

         Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         o        Leading market positions in well-established industries.

         o        High rates of return on funds employed.

         o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         o Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                              FINANCIAL STATEMENTS

         The financial statements of FAF included in its Annual Report to shareholders for the fiscal year ended September 30, 2002 are incorporated herein by reference.

                       FIRST AMERICAN FUNDS, INC. PART C -
                                OTHER INFORMATION


ITEM 23. EXHIBITS

(a)(1) Amended and Restated Articles of Incorporation, as amended through October 2, 1997 (Incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 22, Exhibit (1)(b) to Post-Effective Amendment No. 25 and Exhibit (1)(b) to Post-Effective Amendment No. 28, Filed on March 3, 1998 (File Nos. 2-74747 and 811-3313)).

(a)(2) Certificate of Designation designating new series and new share classes (Incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 36, Filed on June 27, 2001 (File Nos. 2-74747, 811-3313)).

(a)(3) Articles of Amendment to Articles of Incorporation, dated November 26, 2001 (Incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 40, Filed on November 30, 2001 (File Nos. 2-74747, 811-3313)).

(b) Bylaws, as amended through June 1, 2001 (Incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 36, Filed on June 27, 2001 (File Nos. 2-74747, 811-3313)).

(c)      Not applicable.

(d)(1) Investment Advisory Agreement, dated January 20, 1995, between the Registrant and First Bank National Association, as assigned to U.S. Bancorp Piper Jaffray Asset Management, Inc. on May 2, 2001 (Incorporated by reference to Exhibit (5) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747, 811-3313)).

(d)(2) Exhibit A to Investment Advisory Agreement (series and fees) (Incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 36, Filed on June 27, 2001 (File Nos. 2-74747, 811-3313)).

(e)(1) Distribution Agreement and Service Agreement relating to the Class B Shares, between the Registrant and Quasar Distributors, LLC (Incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 39, Filed on September 21, 2001 (File Nos. 2-74747, 811-3313)).

*(e)(2) Amendment No. 1 to Distribution Agreement and Service Agreement relating to the Class B Shares, pursuant to USA PATRIOT Act of 2001, dated July 24, 2002.

(e)(3) Distribution Agreement relating to the Class A, Class Y and Class D Shares, and Treasury Reserve Fund, between the Registrant and Quasar Distributors, LLC (Incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 39, Filed on September 21, 2001 (File Nos. 2-74747, 811-3313)).

*(e)(4) Amendment No. 1 to Distribution Agreement and Service Agreement relating to the Class A, Class Y and Class D Shares, and Treasury Reserve Fund, pursuant to USA PATRIOT Act of 2001, dated July 24, 2002.

(e)(5) Distribution and Service Agreement relating to the Class C Shares, between the Registrant and Quasar Distributors, LLC (Incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 39, Filed on September 21, 2001 (File Nos. 2-74747, 811-3313)).

*(e)(6) Amendment No. 1 to Distribution and Service Agreement relating to the Class C Shares, pursuant to USA PATRIOT Act of 2001, dated July 24, 2002.

(e)(7) Shareholder Service Plan and Agreement, Class S shares, between the Registrant and Quasar Distributors, LLC (Incorporated by reference to Exhibit (e)(4) to Post-Effective Amendment No. 39, Filed on September 21, 2001 (File Nos. 2-74747, 811-3313)).

(e)(8) Dealer Agreement (Incorporated by reference to Exhibit (e)(5) to Post-Effective Amendment No. 39, Filed on September 21, 2001 (File Nos. 2-74747, 811-3313)).

(f)(1) Deferred Compensation Plan for Directors Trust Agreement effective January 1, 2000 (Incorporated by Reference to Exhibit (f) to Post-Effective Amendment No. 39, Filed on September 21, 2001 (File Nos. 2-74747, 811-3313)).

* (f)(2) Deferred Compensation Plan for Directors Trust Agreement, Amended Summary of Terms dated September 2002.

(g)(1) Custodian Agreement dated September 20, 1993, between the Registrant and First Trust National Association (Incorporated by reference to Exhibit (8)(a) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747, 811-3313)).

(g)(2) Compensation Agreement pursuant to Custodian Agreement (Incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 36, Filed on June 27, 2001 (File Nos. 2-74747, 811-3313)).

(g)(3) Assignment of Custodian Agreements and Security Lending Agency Agreement to U.S. Bank National Association, dated May 1, 1998 (Incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 30, Filed on December 2, 1998 (File Nos. 2-74747, 811-3313)).

(g)(4) Supplement to Custodian Agreement dated December 8, 1999 (Incorporated by Reference to Exhibit (g)(4) to Post-Effective Amendment No. 33, Filed on November 29, 2000 (File Nos. 2-74747, 811-3313)).

*(h)(1) Co-Administration Agreement by and between U.S. Bancorp Asset Management, Inc., U.S. Bancorp Fund Services, LLC, and First American Funds, as amended July 24, 2002.

(i)(1) Opinion and Consent of Dorsey & Whitney, dated January 26, 1982 (Incorporated by reference to Exhibit (10)(a) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747, 811-3313)).

(i)(2) Opinion and Consent of William N. Koster, Esq., dated November 5, 1981 (Incorporated by reference to Exhibit (10)(b) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747, 811-3313)).

(i)(3) Opinion and Consent of Dorsey & Whitney with respect to new series and new share classes (Incorporated by reference to Exhibit (i)(3) to Post-Effective Amendment No. 39, Filed on September 21, 2001 (File Nos. 2-74747, 811-3313)).

(j)(1) Opinion and Consent of Melissa R. Fogelberg, dated February 6, 1985 (Incorporated by reference to Exhibit (11)(b) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747, 811-3313)).

(j)(2) Opinion and Consent of Dorsey & Whitney, dated November 25, 1991 (Incorporated by reference to Exhibit (11)(c) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747, 811-3313)).

*(j)(3)  Consent of Ernst & Young.

(k)      Not applicable.

(l) Letter of Investment Intent, dated November 3, 1981 (Incorporated by reference to Exhibit (13) to Post-Effective Amendment No. 22, January 22, 1996 (File Nos. 2-74747, 811-3313)).

(m)(1) Distribution Plan for Class A Shares (Incorporated by reference to Exhibit (15)(a) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747, 811-3313)).

(m)(2) Distribution Plan for Class B Shares (Incorporated by reference to Exhibit (15)(b) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747, 811-3313)).

(m)(3) Distribution Plan for Class D Shares (Incorporated by reference to Exhibit (15)(c) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747, 811-3313)).

(m)(4) Distribution Plan for Class C Shares (Incorporated by Reference to Exhibit (a)(2) to Post-Effective Amendment No. 31, Filed on February 1, 1999 (File Nos. 2-74747, 811-3313)).

(m)(5)   Service Plan for Class B Shares (Incorporated by reference to Exhibit
         (15)(d) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747, 811-3313)).

(m)(6)   Service Plan for Class C Shares (Incorporated by Reference to Exhibit
         (a)(2) to Post-Effective Amendment No. 31, Filed on February 1, 1999 (File Nos. 2-74747, 811-3313)).

(m)(7) Distribution Plan for Treasury Reserve Fund (Incorporated by reference to Exhibit (m)(7) to Post-Effective Amendment No. 36, Filed on June 27, 2001 (File Nos. 2-74747, 811-3313)).

(n) Form of Multiple Class Plan Pursuant to Rule 18f-3 (Incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 36, Filed on June 27, 2001 (File Nos. 2-74747, 811-3313)).

(o)      Reserved.

(p)(1) First American Funds Code of Ethics (Incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 39, Filed on September 21, 2001 (File Nos. 2-74747, 811-3313)).

(p)(2) U.S. Bancorp Asset Management Code of Ethics (Incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 40, Filed on November 30, 2001 (File Nos. 2-74747, 811-3313)).

(p)(3) Quasar Distributors, LLC Code of Ethics (Incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 39, Filed on September 21, 2001 (File Nos. 2-74747, 811-3313)).

* Attached hereto.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not applicable.


ITEM 25. INDEMNIFICATION

The Registrant's Articles of Incorporation and Bylaws provide that the Registrant shall indemnify such persons for such expenses and liabilities, in such manner, under such circumstances, and to the full extent as permitted by

Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended, and any rules, regulations, or releases promulgated thereunder. Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding by reason of the former or present official capacity of the person against judgments, penalties, fines, settlements and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding if, with respect to the acts or omissions of the person complained of in the proceeding, the person has not been indemnified by another organization for the same judgments, penalties, fines, settlements, and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; acted in good faith, received no improper personal benefit, and the Minnesota Statutes dealing with directors' conflicts of interest, if applicable, have been satisfied; in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful; and reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation.

The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940, as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment Company Act of 1940 Release No. 11330, September 2, 1980).

Insofar as the indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933, as amended, and will be governed by the final adjudication of such issue.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Information on the business of the Registrant's investment adviser, U.S. Bancorp Asset Management (the "Manager"), is described in the section of each series' Statement of Additional Information, filed as part of this Registration Statement, entitled "Investment Advisory and Other Services." The directors and officers of the Manager are listed below, together with their principal occupation or other positions of a substantial nature during the past two fiscal years.

         Thomas S. Schreier, Jr., Chief Executive Officer and chair of Board of Directors, USBAM, Minneapolis, MN (May 2001 to present); President, First American Investment Funds, Inc. ("FAIF"), First American Funds, Inc. ("FAF"), First American Strategy Funds, Inc. ("FASF"), First American Insurance Portfolios, Inc. ("FAIP"), and nine closed-end funds advised by USBAM, American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc. - II, American Strategic Income Portfolio Inc. - III, American Select Portfolio Inc., American Municipal Income Portfolio Inc., Minnesota Municipal Income Portfolio Inc., American Municipal Term Trust Inc. - III, Minnesota Municipal Term Trust Inc. - II, and American Income Fund, collectively referred to as the First American Closed-End Funds ("FACEF"), Minneapolis, MN (February 2001 to present); CEO, First American Asset Management, Minneapolis, MN (January 2001 to May
2001); CEO and President, Firstar Investment & Research Management Company ("FIRMCO"), Minneapolis, MN (March 2001 to May 2001); Senior Managing Director, Equity Research, U.S. Bancorp Piper Jaffray Inc., Minneapolis, MN (October 1998 to December 2000).

         Mark S. Jordahl, Chief Investment Officer and director on Board of Directors, USBAM, Minneapolis, MN (July 2001 to present); Vice President, FAIF, FAF, FASF, FAIP and FACEF, Minneapolis, MN (September 2001 to present); President and Chief Investment Officer, ING Investment Management - Americas (September 2000 to June 2001); Senior Vice President and Chief Investment Officer, ReliaStar Financial Corp. (January 1998 to September 2000).

         Kenneth L. Delecki, Chief Financial Officer and director on Board of Directors, USBAM, Minneapolis, MN (May 2001 to present); CFO and Treasurer, First American Asset Management, Minneapolis, MN (March 2001 to May 2001); Director, Business Performance, U.S. Bancorp Piper Jaffray Inc., Minneapolis, MN (September 2000 to March 2001); Independent Consultant, Edina, MN (May 1999 to September 2000).

         John J. Gibas, Senior Managing Director, Institutional Advisory Group, and director on Board of Directors, USBAM, Minneapolis, MN (May 2001 to present); Managing Director, Institutional Advisory Group, FAAM, Minneapolis, MN (September 1998 to May 2001).

         Kimberly F. Kaul, Communications Director, USBAM, Minneapolis, MN (May 2001 to present); Communications Director, FAAM, Minneapolis, MN (September 1998 to May 2001).

         Robert H. Nelson, Chief Operating Officer and director on Board of Directors, USBAM, Minneapolis, MN (May 2001 to present); Senior Vice President, FAAM, Minneapolis, MN (September 1998 to May 2001); Treasurer, FAF, FAIF, FASF, FAIP, and FACEF, Minneapolis, MN (March 2000 to present).

         Tony Rodriguez, Senior Managing Director, Head of Fixed Income, USBAM, Minneapolis, MN (August 2002 to present); Director and Head of Corporate Bonds, Credit Suisse Asset Management, New York, NY (1999 to August 2002).

         Jon M. Stevens, Senior Managing Director, Private Asset Management, USBAM, Minneapolis, MN (January 2002 to present); Senior Managing Director, Private Asset Management, U.S. Bank, Minneapolis, MN (July 2001 to January
2002); Managing Director, private asset management, Minneapolis, MN (September 1998 to July 2001).


ITEM 27. PRINCIPAL UNDERWRITERS:

a) State the name of the investment company (other than the Fund) for which each principal underwriter currently distributing the Fund's securities also acts as a principal underwriter, depositor, or investment adviser.

     Registrant's distributor, Quasar Distributors, LLC (the "Distributor") acts as principal underwriter and distributor for Firstar Funds, Inc., Cullen Funds Trust, Country Growth Fund, Inc., Country Asset Allocation Fund, Inc., Country Tax Exempt Bond Fund, Inc., Country Taxable Fixed Income Series Fund, Inc., Country Money Market Fund, Country Long-Term Bond Fund, Country Short-Term Government Bond Fund, Kit Cole Investment Trust, The Hennessy Mutual Funds, Inc., The Hennessy Funds, Inc., Jefferson Fund Group Trust, Everest Funds, Brandywine Blue Fund, Inc., Light Revolution Fund, Inc., IPS Funds, The Arbitrage Funds, Glen Rauch Funds, The Jensen Portfolio, Inc., First American Insurance Portfolios, Inc., The Linder Funds, AHA Investment Funds, Wexler Trust, MUTUALS.com, Inc., First American Funds, Inc. First American Investment Funds, Inc. and First American Strategy Funds, Inc. pursuant to distribution agreements dated 8/1/00, 6/28/00, 9/1/00, 9/1/00, 9/1/00, 9/1/00, 9/1/00, 9/1/00, 9/1/00,
     7/18/00, 9/1/00, 9/1/00, 12/29/00, 11/3/00, 10/25/00, 12/31/00, 1/5/01,
     8/31/00, 12/12/00, 3/12/01, 5/2/01, 5/15/01, 6/1/01, 6/15/01, 6/21/01,
     10/1/01, 10/1/01, and 10/1/01, respectively. [TO BE UPDATED BY AMENDMENT]

b) Provide the information required by the following table for each director, officer, or partner of each principal underwriter named in the response to
     Item 20. Unless otherwise noted, the business address for each Quasar Distributors, LLC Board Member or Officer is 615 East Michigan Street, Milwaukee, WI 53202.

                     POSITION AND OFFICES      POSITION AND OFFICES
     NAME            WITH UNDERWRITER          WITH REGISTRANT
-------------------------------------------------------------------
James Schoenike      President, Board Member             None
Donna Berth          Treasurer                           None
Suzanne Riley        Secretary                           None
Joe Redwine          Board Member                        None
Bob Kern             Board Member                        None
Eric Falkeis         Board Member                        None


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall, Minneapolis, Minnesota, 55402.


ITEM 29. MANAGEMENT SERVICES

Not applicable.


ITEM 30. UNDERTAKINGS

Not applicable.



                                   SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement Nos. 2-74747 and 811-3313 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 29th day of November, 2002.

                                                 FIRST AMERICAN FUNDS, INC.

                                                 By: /s/ Thomas S. Schreier, Jr.
                                                     ---------------------------
                                                     Thomas S. Schreier, Jr.
                                                     President


Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

         SIGNATURE                 TITLE                                DATE
         ---------                 -----                                ----

/s/ Thomas S. Schreier, Jr.        President                             **
-----------------------------
    Thomas S. Schreier, Jr.

/s/ Robert H. Nelson               Treasurer (principal financial/       **
-----------------------------      accounting officer)
    Robert H. Nelson


             *                     Director                              **
-----------------------------
      John M. Murphy, Jr.


             *                     Director                              **
-----------------------------
      Andrew M. Hunter III

             *                     Director                              **
-----------------------------
     Leonard W. Kedrowski

             *                     Director                              **
-----------------------------
       Richard K. Riederer

             *                     Director                              **
-----------------------------
      Joseph D. Strauss

             *                     Director                              **
-----------------------------
    Virginia L. Stringer

             *                     Director                              **
-----------------------------
       Roger A. Gibson

             *                     Director                              **
-----------------------------
    James M. Wade


* By: /s/ Robert H. Nelson
     ------------------------
     Robert H. Nelson
     Attorney-in-Fact

** November 29, 2002



                           FIRST AMERICAN FUNDS, INC.
                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                       FIRST AMERICAN STRATEGY FUNDS, INC.
                    FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

                                POWER OF ATTORNEY

         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned persons hereby constitute and appoint Robert H. Nelson, Jeffery M. Wilson, James D. Alt, and Christopher O. Petersen and each of them, his or her true and lawful attorneys-in-fact and agents, each acting alone, with full power of substitution and re-substitution, for him or her and in his or her name, place and stead, in any and all capacities, to sign Registration Statements on Form N-1A of First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., and First American Insurance Portfolios, Inc., and any and all amendments thereto, including post-effective amendments, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, each acting alone, with full power and authority to do and perform to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, each acting alone, or the substitutes for such attorneys-in-fact and agents, may lawfully do or cause to be done by virtue hereof.


       SIGNATURE                       TITLE                  DATE

   /s/ John M. Murphy, Jr.            Director         September 18, 2002

-----------------------------
     John M. Murphy, Jr.

     /s/ Roger A. Gibson              Director         September 18, 2002
-----------------------------
       Roger A. Gibson

   /s/ Andrew M. Hunter III           Director         September 18, 2002
-----------------------------
     Andrew M. Hunter III

   /s/ Leonard W. Kedrowski           Director         September 18, 2002
-----------------------------
     Leonard W. Kedrowski

   /s/ Richard K. Riederer            Director         September 18, 2002
-----------------------------
     Richard K. Riederer

    /s/ Joseph D. Strauss             Director         September 18, 2002
-----------------------------
     Joseph D. Strauss

   /s/ Virginia L. Stringer            Chair           September 18, 2002
-----------------------------
     Virginia L. Stringer

      /s/ James M. Wade               Director         September 18, 2002
-----------------------------
        James M. Wade